[Front Cover]

[MFS 75 Years Logo]



MFS[RegTM] Municipal
Series Trust

Semiannual Report  o  September 30, 1999

For the States of: Mississippi,
New York, North Carolina,
Pennsylvania, South Carolina
Tennessee, Virginia, and West Virginia

Table of Contents


Letter from the Chairman ....................     1
Management Review and Outlook ...............     2
Performance Summary .........................     4
Portfolio of Investments ....................     8
Financial Statements ........................    25
Notes to Financial Statements ...............    51
MFS' Year 2000 Readiness Disclosure .........    58
Trustees and Officers .......................    61



MFS Original Research[RegTM]

Research has been central to investment management at MFS since 1932, when we created one of the first in-house research departments in the mutual fund industry. Original Research[SM] at MFS is more than just crunching numbers and creating economic models: it's getting to know each security and each company personally.

[MFS Original Research Makes A Difference Logo]



            ----------------------------------------------------------
             NOT FDIC INSURED     MAY LOSE VALUE     NO BANK GUARANTEE
            ----------------------------------------------------------

Letter from the Chairman

[Photo of Jeffrey L. Shames]

                                Dear Shareholders,

                                The current investment and economic environment bears little resemblance to last year's. One year ago, global economies were floundering, and the crisis in Asia threatened an already weak U.S. economy. Corporate earnings were flat, and economists used the word "deflation" for the first time in recent memory. Entering 1999, expectations for corporate earnings growth were lowered dramatically. In an attempt to foster U.S. growth, the Federal Reserve Board (the Fed) lowered interest rates.

As a result, this year the U.S. economy is booming and unemployment is low. Many corporations are focused on improving their profitability, and investors have been rewarded with positive surprises across a variety of industries. Our analysts predict that corporate earnings growth for 1999 will average 12% - 15%.

Global economies also are showing signs of strength, and the Asian crisis has passed. In fact, Japan's economic woes seem to have reached bottom. Although the process is in its infancy, some Japanese corporations not only are talking about restructuring and cost cutting, they also are beginning to take action, looking within to become more competitive and improve returns on equity. While still lagging the United States, Europe is beginning to restructure and consolidate. These signs of international growth have contributed to concerns that the U.S. economy now may be too strong. In June, and again in August, the Fed raised rates by one-quarter of a percentage point to help ward off the specter of inflation.

After an unprecedented four years of 20% annual returns in the U.S. equity market, we fear that many investors have become accustomed to high returns and have lost sight of the risks they take on to achieve them. In the current market many investors are taking on additional risk -- whether through day trading or investing in speculative Internet stocks.

Risks are as much a part of the market today as they were one year ago. We believe the market remains overvalued, with stocks priced 30% above our analysts' earnings projections. And market narrowness has not abated; the top 25 stocks in the Standard & Poor's 500 Composite Index, a popular, unmanaged index of common stock total return performance, are still the most overvalued. Such extreme overvaluation makes the stock market sensitive to interest-rate news and any negative earnings surprises. The Year 2000 (Y2K) computer problem is another factor causing investor concern. While we believe corporate America is well prepared to address any Y2K situations that may arise at year-end, no one can predict investor behavior. In our opinion, it is investor behavior that has the greatest potential to create market volatility.

We believe the best way to address Y2K and other market risks is through our continuing commitment to MFS Original Research[RegTM] and our fundamental investment tenet of long-term investing. Whether markets are up or down, MFS analysts focus on analyzing industries and visiting companies to determine the long-term winners and the prices that will make them attractive opportunities. Because all companies will not benefit equally from the improving international environment, bottom-up research remains critical to identifying those that we believe are successfully restructuring, consolidating, and gaining market share. Changes in market and economic conditions can't be predicted but should always be expected. The changes we have seen over the past year only reinforce our commitment to long-term planning and investing. We believe volatility helps to create opportunity for long-term investors to buy solid companies at attractive prices. For this reason, we are continuing to expand our domestic and international capabilities to ensure that MFS has primary, in-house research on companies worldwide. We believe that we have built the right investment team, backed by MFS Original Research, to take advantage of those opportunities for our shareholders.

We appreciate your confidence and welcome any questions or comments you may have.


Respectfully,

/s/ Jeffrey L. Shames

Jeffrey L. Shames
Chairman and Chief Executive Officer
MFS Investment Management[RegTM]


October 15, 1999

Management Review and Outlook

Dear Shareholders,

The bond market suffered from the pressure caused by rising interest rates during the six months ended September 30, 1999. Rates started trending upward in October 1998, after they had bottomed in response to several events. These events included the Russian debt crisis, economic difficulties in Southeast Asia, and the bailout of the hedge fund Long-Term Capital Management. In late 1998, the Federal Reserve Board (the Fed) encouraged this rate decline by implementing three rapid cuts in short-term interest rates to help support global financial markets and ease a building credit crunch. When fears related to credit and the global economy subsided, investors turned their focus back to the United States. There, they found the domestic economy continuing to grow at a strong rate. Concerns emerged about whether that growth could be sustained without inciting inflationary pressures. As these doubts rose, so did interest rates through the end of September 1999, spurred even higher by signs of a worldwide economic recovery. Bond prices move in the opposite direction of interest rates, and the yield on the 30-year U.S. Treasury bond rose from 5.62% at the end of March to 6.05% at the end of September.

Fears of imminent inflation spurred the Fed to reverse monetary policy, even though economic data painted a picture of a relatively benign inflationary environment. In May, the Fed shifted from a neutral stance, choosing to announce a bias toward raising rates to cool the economy and head off inflation. In June, it followed through with a pre-emptive rate hike. The Fed acted once again in August, taking back another of the three rate cuts it had implemented in late 1998.

Concerns over possible inflation and rising interest rates also hurt the municipal bond market. On top of that, municipal bond performance relative to U.S. Treasuries was restrained by issues related to supply and demand. On the supply side, new issuance was still very strong, even though it didn't match the huge quantity that came to market in 1998 when municipalities sought to take advantage of lower interest rates to reduce their borrowing costs. Further, demand was weak as traditional purchasers of municipal bonds, such as insurance companies, were less active. Because of rising interest rates and this supply and demand imbalance, yields on long-term, high-grade "AAA"-rated municipal bonds rose from 4.97% to 5.63% during the period. In addition, municipal bonds and other non-Treasury investments lagged because we believe securities dealers sought the liquidity offered by U.S. Treasury securities. U.S. Treasuries are deemed to be of higher quality than other bonds because their principal value and interest are guaranteed by the U.S. government if held to maturity. In a rising interest-rate environment, low-rated and nonrated municipal bonds tended to performed better than high-rated issues because the latter group tends to be more sensitive to changes in interest rates. On the other hand, low-rated and nonrated municipal bond prices tend to be driven more by the individual creditworthiness of the issuer. Since the U.S. economy remained healthy during the period, issuers of low-rated and nonrated bonds generally encountered few problems meeting their payments. Over the course of the six months, we were able to take advantage of this divergence in performance through our selective purchase of attractive low- and nonrated issues, also reaping the benefits of the higher yields they offered to compensate investors for taking on their additional credit risk.

We also benefited from maintaining a neutral to cautious stance with respect to duration. Duration is an indicator of a portfolio's sensitivity to changes in interest rates; with a shorter duration, the portfolios were less susceptible to price declines resulting from interest-rate increases. In addition, we profited from a focus on intermediate-maturity securities. This segment of the market was hurt less by rate increases -- and price declines -- than long-term securities. We also looked for bonds offering diversified characteristics or structures that we felt helped them maintain a steady performance regardless of the market backdrop. While each state was unique in terms of the types of securities it had available, its issuance patterns, and its cash flows, no one region stood out as a leader or a laggard. For several years, the U.S. economy as a whole has performed very well. It used to be that we'd see a cycle in which one region would perform better than the others, but that hasn't been the case. With regard to sectors, we've generally been very cautious and selective with investments in the health care industry. We felt higher education and housing were considered more attractive during the period.

Looking forward, we believe we'll see interest rates trade in a narrow range fairly close to current levels instead of moving sharply up or down. In addition, most market observers anticipate that the Fed will take back the last of its 1998 rate cuts by the end of 1999. We believe it would not be surprising to see the Fed do so in November or next year. Turning to the markets, we could see a gradual rebound in non-Treasury bond sectors, including municipals, as we cross into the year 2000 and liquidity becomes less of an issue. At this point, municipal securities are very attractively valued on an absolute basis and relative to Treasuries. They offer very attractive yields, enjoy the advantage of being tax exempt, and have benefited from very strong credit quality in general. As a result, we believe there are many good reasons to own municipal bonds at this juncture.

As always, we will use our research-driven, bottom-up, MFS Original Research[RegTM] to search for opportunities in the municipal marketplace.

Respectfully,


<GRAPHIC OMITTED>

/s/ Michael L. Dawson      /s/ Christopher J. Mier    /s/ Geoffrey L. Schechter

Michael L. Dawson          Christopher J. Mier        Geoffrey L. Schechter
Portfolio Manager          Portfolio Manager          Portfolio Manager


The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed. The portfolios are actively managed, and current holdings may be different.


--------------------------------------------------------------------------------
  PORTFOLIO MANAGERS' PROFILES
--------------------------------------------------------------------------------


  Michael L. Dawson is Assistant Vice President and a portfolio manager of all state municipal bond funds at MFS Investment Management[RegTM]. He joined MFS in 1998 and was named Assistant Vice President and portfolio manager in 1999. Prior to joining MFS, Mr. Dawson worked in institutional sales -- fixed income for Fidelity Capital Markets and Goldman Sachs. Prior to that, he was a research analyst in the municipal bond group at Franklin Templeton. He is a graduate of Santa Clara University and received an M.B.A. degree from Babson College in May 1999.

  Christopher J. Mier is Senior Vice President of MFS Investment Management[RegTM] and portfolio manager of MFS[RegTM] Municipal Limited Maturity Fund and MFS[RegTM] Municipal Income Fund. He is also a portfolio manager of the MFS[RegTM] Alabama, Arkansas, California, Florida, Maryland, Massachusetts, Mississippi, New York, Pennsylvania, and Tennessee municipal bond funds. Mr. Mier joined MFS in May 1999. Prior to joining MFS, he spent 13 years as a managing director and portfolio manager in the municipal bond department at a major international money manager. He earned a bachelor's degree in economics from the University of Michigan and an M.B.A. from Northwestern University. He is a Chartered Financial Analyst.

  Geoffrey L. Schechter is Vice President of MFS Investment Management[RegTM] and portfolio manager of MFS[RegTM] Municipal Bond Fund. He is also a manager of the MFS[RegTM] South Carolina, North Carolina, Georgia, Virginia, and West Virginia municipal bond funds. Mr. Schechter joined MFS as an Investment Officer in 1993 after working as a municipal credit analyst with a major insurance company. He was named portfolio manager in 1993, Assistant Vice President in 1994, and Vice President in 1995. Mr. Schechter is a graduate of the University of Texas and has an M.B.A. degree from Boston University. He is a Chartered Financial Analyst and a Certified Public Accountant.

  All portfolio managers at MFS Investment Management[RegTM] are supported by an investment staff of over 100 professionals utilizing MFS Original Research[RegTM], a company-oriented, bottom-up process of selecting securities.


This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. A prospectus containing more information, including the exchange privilege and all charges and expenses, for any other MFS product is available from your financial consultant, or by calling MFS at 1-800-225-2606. Please read it carefully before investing or sending money.

--------------------------------------------------------------------------------
     FUND FACTS
--------------------------------------------------------------------------------


     Objective: Each Fund seeks current income exempt from federal income taxes and from the personal income taxes, if any, of the state to which its name refers.

     Commencement of investment operations:

     Mississippi                August 6, 1992
     New York                   June 6, 1988
     North Carolina             October 31, 1984
     Pennsylvania               February 1, 1993
     South Carolina             October 31, 1984
     Tennessee                  August 12, 1988
     Virginia                   October 31, 1984
     West Virginia              October 31, 1984

     Net assets as of September 30, 1999:

     Mississippi                $ 78.2 million
     New York                   $134.5 million
     North Carolina             $400.7 million
     Pennsylvania               $ 46.4 million
     South Carolina             $165.6 million
     Tennessee                  $129.8 million
     Virginia                   $377.3 million
     West Virginia              $140.5 million

     Class inception:
     Mississippi      Class A   August 6, 1992
                      Class B   September 7, 1993
     New York         Class A   June 6, 1988
                      Class B   September 7, 1993
     North Carolina   Class A   October 31, 1984
                      Class B   September 7, 1993
                      Class C   January 3, 1994
     Pennsylvania     Class A   February 1, 1993
                      Class B   September 7, 1993
     South Carolina   Class A   October 31, 1984
                      Class B   September 7, 1993
     Tennessee        Class A   August 12, 1988
                      Class B   September 7, 1993
     Virginia         Class A   October 31, 1984
                      Class B   September 7, 1993
                      Class C   January 3, 1994
     West Virginia    Class A   October 31, 1984
                      Class B   September 7, 1993


Performance Summary

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Investment results reflect the percentage change in net asset value, including reinvestment of dividends.


Average Annual and Cumulative Total Rates of Return through September 30, 1999

MFS[RegTM] Mississippi Municipal Bond Fund

                                              Class A Investment Results
                             -------------------------------------------------------------
                             6 Months        1 Year      3 Years      5 Years        Life*
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         -1.85%      -0.89%      +16.86%      +36.34%      +46.88%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --       -0.89%       +5.33%       +6.40%       +5.52%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --       -5.59%       +3.64%       +5.37%       +4.81%
------------------------------------------------------------------------------------------

                                              Class B Investment Results
                             -------------------------------------------------------------
                             6 Months        1 Year      3 Years      5 Years        Life*
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         -2.23%      -1.65%      +14.26%      +30.98%      +39.61%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --       -1.65%       +4.54%       +5.55%       +4.78%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --       -5.42%       +3.62%       +5.22%       +4.78%
------------------------------------------------------------------------------------------

*For the period from the commencement of the Fund's investment operations, August 6, 1992, through September 30, 1999.


MFS[RegTM] New York Municipal Bond Fund

                                              Class A Investment Results
                             -------------------------------------------------------------
                             6 Months        1 Year      3 Years      5 Years     10 Years
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         -3.02%      -2.02%      +15.64%      +33.29%      +98.18%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --       -2.02%       +4.96%       +5.92%       +7.08%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --       -6.68%       +3.27%       +4.89%       +6.56%
------------------------------------------------------------------------------------------



                                              Class B Investment Results
                             -------------------------------------------------------------
                             6 Months        1 Year      3 Years      5 Years     10 Years
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         -3.38%      -2.75%      +13.09%      +28.24%      +88.98%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --       -2.75%       +4.19%       +5.10%       +6.57%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --       -6.48%       +3.26%       +4.77%       +6.57%
------------------------------------------------------------------------------------------

MFS[RegTM] North Carolina Municipal Bond Fund

                                              Class A Investment Results
                             -------------------------------------------------------------
                             6 Months        1 Year      3 Years      5 Years     10 Years
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         -3.11%   -2.41%     +13.80%      +30.94%      +81.21%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --    -2.41%      +4.40%       +5.54%       +6.13%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --    -7.05%      +2.72%       +4.52%       +5.61%
------------------------------------------------------------------------------------------
                                                                Class C Investment Results
                             -------------------------------------------------------------
                              6 Months  1 Year      3 Years      5 Years      10 Years
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         -3.35%   -2.96%     +11.62%      +26.90%      +74.37%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --    -2.96%      +3.73%       +4.88%       +5.72%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --    -3.89%      +3.73%       +4.88%       +5.72%
------------------------------------------------------------------------------------------



                                              Class B Investment Results
                             -------------------------------------------------------------
                             6 Months        1 Year      3 Years      5 Years     10 Years
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         -3.35%      -2.96%      +11.60%      +26.70%      +73.78%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --       -2.96%       +3.73%       +4.85%       +5.68%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --       -6.68%       +2.80%       +4.51%       +5.68%
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge
------------------------------------------------------------------------------------------

MFS[RegTM] Pennsylvania Municipal Bond Fund

                                              Class A Investment Results
                             -------------------------------------------------------------
                             6 Months        1 Year      3 Years      5 Years        Life*
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         -2.64%      -1.75%      +16.49%      +34.82%      +42.04%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --       -1.75%       +5.22%       +6.16%       +5.41%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --       -6.41%       +3.53%       +5.13%       +4.64%
------------------------------------------------------------------------------------------



                                              Class B Investment Results
                             -------------------------------------------------------------
                             6 Months        1 Year      3 Years      5 Years        Life*
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         -2.92%      -2.41%      +13.86%      +29.70%      +35.39%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --       -2.41%       +4.42%       +5.34%       +4.65%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --       -6.16%       +3.50%       +5.01%       +4.65%
------------------------------------------------------------------------------------------

 *For the period from the commencement of the Fund's investment operations, February 1, 1993, through September 30, 1999.


MFS[RegTM] South Carolina Municipal Bond Fund

                                              Class A Investment Results
                             -------------------------------------------------------------
                             6 Months        1 Year      3 Years      5 Years     10 Years
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         -3.44%      -3.11%      +13.18%      +29.49%      +83.57%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --       -3.11%       +4.21%       +5.31%       +6.26%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --       -7.71%       +2.54%       +4.29%       +5.75%
------------------------------------------------------------------------------------------



                                              Class B Investment Results
                             -------------------------------------------------------------
                             6 Months        1 Year      3 Years      5 Years     10 Years
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         -3.68%      -3.65%      +10.99%      +25.28%      +76.05%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --       -3.65%       +3.54%       +4.61%       +5.82%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --       -7.36%       +2.61%       +4.27%       +5.82%
------------------------------------------------------------------------------------------

MFS[RegTM] Tennessee Municipal Bond Fund

                                              Class A Investment Results
                             -------------------------------------------------------------
                             6 Months        1 Year      3 Years      5 Years     10 Years
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         -3.20%      -2.37%      +15.11%      +30.45%      +85.70%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --       -2.37%       +4.80%       +5.46%       +6.39%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --       -7.01%       +3.12%       +4.44%       +5.87%
------------------------------------------------------------------------------------------



                                              Class B Investment Results
                             -------------------------------------------------------------
                             6 Months        1 Year      3 Years      5 Years     10 Years
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         -3.52%      -3.00%      +12.90%      +25.99%      +77.90%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --       -3.00%       +4.13%       +4.73%       +5.93%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --       -6.72%       +3.20%       +4.39%       +5.93%
------------------------------------------------------------------------------------------

MFS[RegTM] Virginia Municipal Bond Fund

                                                                Class A Investment Results
                             -------------------------------------------------------------
                             6 Months   1 Year      3 Years      5 Years     10 Years
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         -2.74%   -2.07%     +13.90%      +30.00%      +80.66%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --    -2.07%      +4.43%       +5.39%       +6.09%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --    -6.72%      +2.75%       +4.37%       +5.58%
------------------------------------------------------------------------------------------
                                                                Class C Investment Results
                             -------------------------------------------------------------
                              6 Months  1 Year      3 Years      5 Years      10 Years
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         -2.97%   -2.61%     +11.81%      +26.18%      +73.94%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --    -2.61%      +3.79%       +4.76%       +5.69%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --    -3.55%      +3.79%       +4.76%       +5.69%
------------------------------------------------------------------------------------------



                                                                Class B Investment Results
                             -------------------------------------------------------------
                             6 Months        1 Year      3 Years      5 Years     10 Years
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         -3.06%      -2.62%      +11.80%      +25.79%      +73.27%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --       -2.62%       +3.79%       +4.70%       +5.65%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --       -6.35%       +2.87%       +4.36%       +5.65%
------------------------------------------------------------------------------------------

MFS[RegTM] West Virginia Municipal Bond Fund

                                                                Class A Investment Results
                             -------------------------------------------------------------
                              6 Months      1 Year      3 Years      5 Years     10 Years
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         -3.07%      -2.24%      +13.52%      +29.84%      +85.36%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --       -2.24%       +4.32%       +5.36%       +6.37%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --       -6.88%       +2.64%       +4.34%       +5.85%
------------------------------------------------------------------------------------------



                                                                Class B Investment Results
                             -------------------------------------------------------------
                             6 Months       1 Year      3 Years      5 Years     10 Years
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         -3.31%      -2.79%      +11.33%      +25.51%      +77.77%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --       -2.79%       +3.64%       +4.65%       +5.92%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --       -6.51%       +2.72%       +4.31%       +5.92%
------------------------------------------------------------------------------------------

Notes to Performance Summary

The Class A Share Performance Including Sales Charge takes into account the deduction of the maximum 4.75% sales charge. The Class B Share Performance Including Sales Charge takes into account the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. The Class C Share Performance Including Sales Charge takes into account the deduction of the 1% CDSC applicable to Class C shares redeemed within 12 months.

Class B and C share performance include the performance of the Fund's Class A shares for periods prior to their inception (blended performance). Class B and C blended performance has been adjusted to take into account the CDSC applicable to Class B and C shares rather than the initial sales charge (load) applicable to Class A shares. These blended performance figures have not been adjusted to take into account differences in class-specific operating expenses. Because operating expenses of Class B and C shares are higher than those of Class A, the blended Class B and C share performance is higher than it would have been had Class B and C shares been offered for the entire period.

All performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Subsidies and waivers may be rescinded at any time. See the prospectus for details. All results are historical and assume the reinvestment of capital gains.

Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

A small portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax. See the prospectus for details.

Portfolio of Investments (Unaudited) - September 30, 1999

MFS MISSISSIPPI MUNICIPAL BOND FUND
Municipal Bonds - 95.9%

--------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)                    Value
--------------------------------------------------------------------------------------
General Obligation - 8.8%
 Commonwealth of Puerto Rico, MBIA, 8.134s,
  2008 ++++                                            $2,000              $ 2,139,200
 Gulfport, MS, School District, AMBAC, 5s, 2016           580                  538,582
 Hinds County, MS, MBIA, 6.25s, 2010                    1,660                1,807,690
 Hinds County, MS, MBIA, 6.25s, 2011                    1,285                1,394,842
 Tupelo, MS, Public School District, MBIA,
  5.375s, 2015                                          1,000                  978,170
                                                                           -----------
                                                                           $ 6,858,484
--------------------------------------------------------------------------------------
State and Local Appropriation - 5.9%
 Medical Center Educational Building Corp., MS
  (University of Mississippi Medical Center),
  MBIA, 5.65s, 2009                                    $2,000              $ 2,090,160
 Puerto Rico Public Finance Corp., AMBAC, 6.99s,
  2013 +++++                                              500                  509,110
 State of Mississippi, Certificates of Participation
  (Rehabilitation Services), 6.1s, 2014                 2,000                2,029,260
                                                                           -----------
                                                                           $ 4,628,530
--------------------------------------------------------------------------------------
Refunded and Special Obligations - 19.1%
 Columbus, MS, Water & Sewer Rev., MBIA,
  6.5s, 2004                                           $1,000              $ 1,097,660
 Harrison County, MS, Wastewater Management
  District, Wastewater Treatment, FGIC, 5.875s,
  2005                                                  1,000                1,073,740
 Hinds Community College, MS, Conference and
  Training Center, 6.5s, 2014                           1,320                1,431,355
 Medical Center Educational Building Corp., MS
  (University of Mississippi Medical Center),
  MBIA, 5.9s, 2004                                      2,250                2,428,043
 Mississippi Home Corp., 0s, 2013                       6,920                3,258,559
 Mississippi Hospital Equipment & Facilities
  Authority Rev. (Magnolia Regional Health
  Center), 7.375s, 2001                                 1,500                1,616,685
 Puerto Rico Highway & Transportation Authority
  Rev., 6.625s, 2002                                    1,900                2,049,473
 State of Mississippi, 6.75s, 2004                      1,800                1,979,154
                                                                           -----------
                                                                           $14,934,669
--------------------------------------------------------------------------------------
Airport and Port Revenue - 2.6%
 Puerto Rico Ports Authority (American Airlines),
  6.25s, 2026                                          $2,000              $ 2,018,580
--------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 5.7%
 Guam Power Authority Rev., AMBAC, 6.673s,
  2013 +++++                                           $1,000              $   970,220
 Puerto Rico Electric Power Authority,
  8.408s, 2023 ++++                                     1,000                1,112,250
 Warren County, MS, Pollution Control Rev.
  (Mississippi Power & Light), 7s, 2022                 1,000                1,063,090
 Washington County, MS, Pollution Control Rev.
  (Mississippi Power & Light), 7s, 2022                 1,230                1,307,601
                                                                           -----------
                                                                           $ 4,453,161
--------------------------------------------------------------------------------------
Health Care Revenue - 3.2%
 Corinth Alcorn County, MS, Hospital Rev.
  (Magnolia Regional Health Center), MBIA-IBC,
  5.5s, 2021                                           $  670              $   602,156
 Jones County, MS, Hospital Rev. (South Central
  Regional Medical Center), 5.5s, 2017                  1,000                  926,100
 Mississippi Hospital Equipment & Facilities
  Authority Rev., 6s, 2016                              1,000                  978,350
                                                                           -----------
                                                                           $ 2,506,606
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)                    Value
--------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 8.5%
 Jones County, MS, Solid Waste Disposal Rev.
  (International Paper Co.), 5.8s, 2021                $1,000              $   958,010
 Lowndes County, MS, Solid Waste Disposal &
  Pollution Control Rev. (Weyerhauser Co.), 6.8s,
  2022                                                  3,250                3,603,242
 Mississippi Business Finance Corp. (Jackson
  Municipal Airport/Airborne Freight), 7.15s, 2007        985                1,074,734
 Warren County, MS, Pollution Control Rev.
  (International Paper), 6.6s, 2019                     1,000                1,045,070
                                                                           -----------
                                                                           $ 6,681,056
--------------------------------------------------------------------------------------
Insured Health Care Revenue - 17.6% Alcorn County, MS, Corinth Hospital Rev.
  (Magnolia Regional Health Center), AMBAC,
  5.75s, 2013                                          $2,000              $ 2,033,340
 Gulfport, MS, Hospital Facilities (Memorial
  Hospital), MBIA, 6.125s, 2015                         2,250                2,349,720
 Gulfport, MS, Hospital Facilities (Memorial
  Hospital), MBIA, 6.2s, 2018                           1,000                1,045,640
 Hinds County, MS, Rev. (Methodist Hospital &
  Rehabilitition Center), AMBAC, 5.6s, 2012             3,055                3,140,051
 Mississippi Development Bank, Special Obligation
  (Adams County Hospital), FSA, 5.75s, 2016             1,000                1,008,220
 Mississippi Hospital Equipment & Facilities
  Authority Rev. (Baptist), MBIA, 6.5s, 2010            1,190                1,284,545
 Mississippi Hospital Equipment & Facilities
  Authority Rev. (Baptist), MBIA, 6s, 2013                750                  775,748
 Mississippi Hospital Equipment & Facilities
  Authority Rev. (Rush Medical Foundation),
  Connie Lee, 6.7s, 2018                                2,000                2,103,740
                                                                           -----------
                                                                           $13,741,004
--------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 5.3%
 Gulfport, MS, Community Development (Oakview
  Apartments), FNMA, 7.4s, 2025                        $1,755              $ 1,831,571
 Jackson, MS, Elderly Housing Corp., Mortgage
  Rev. (Delhaven Manor), FHA, 7.375s, 2024              1,940                2,017,192
 Ridgeland, MS, Urban Renewal, Multifamily
  Housing Rev. (Northbrook I & III Apartments),
  6.15s, 2019 ###                                         300                  281,823
                                                                           -----------
                                                                           $ 4,130,586
--------------------------------------------------------------------------------------
Single Family Housing Revenue - 7.6%
 Mississippi Home Corp., GNMA, 6.5s, 2024              $2,650              $ 2,715,932
 Mississippi Home Corp., GNMA, 6.625s, 2027             1,350                1,393,632
 Mississippi Home Corp., GNMA, 7.55s, 2027              1,215                1,313,609
 Mississippi Home Corp., GNMA, 5.25s, 2031                500                  524,580
                                                                           -----------
                                                                           $ 5,947,753
--------------------------------------------------------------------------------------
Universities - 2.5%
 University of Mississippi, Educational Building
  Corp. (Athletic Facilities), 6.2s, 2016 ###          $1,000              $ 1,014,020
 University of Mississippi Educational Building
  Corp. (Performing Arts Center), AMBAC,
  5.25s, 2018                                           1,000                  949,340
                                                                           -----------
                                                                           $ 1,963,360
--------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 6.6%
 Gautier, MS, Utility District, Utility Systems Rev.,
  FGIC, 6.375s, 2019                                   $1,300              $ 1,361,841
 Jackson, MS, Water & Sewer Systems Rev., FGIC,
  5.25s, 2017                                           1,170                1,116,180
 Meridian, MS, Water & Sewer Rev., AMBAC,
  6s, 2010                                              1,500                1,602,720

8 - MMS

--------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)                    Value
--------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - continued
 Meridian, MS, Water & Sewer Rev., AMBAC,
  6.2s, 2012                                           $  650              $   699,400
 Meridian, MS, Water & Sewer Rev., AMBAC,
  6.2s, 2013                                              400                  423,732
                                                                           -----------
                                                                           $ 5,203,873
--------------------------------------------------------------------------------------
Other - 2.5%
 Mississippi Development Bank (Diamond Lakes
  Utilities), 6.25s, 2017                              $1,250              $ 1,209,837
 Mississippi Development Bank (Tupelo
  Fairgrounds), AMBAC, 5s, 2017                           785                  710,904
                                                                           -----------
                                                                           $ 1,920,741
--------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $72,253,634)                       $74,988,403
--------------------------------------------------------------------------------------
Floating Rate Demand Notes - 3.7%
--------------------------------------------------------------------------------------
 Harris County, TX, Industrial Development Corp.
  (Shell Oil Co.), due 10/01/99                        $2,600              $ 2,600,000
 Jackson County, MS, Pollution Control Rev.
  (Chevron USA, Inc.), due 10/01/99                       300                  300,000
--------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                       $ 2,900,000
--------------------------------------------------------------------------------------
Total Investments (Identified Cost, $75,153,634)                           $77,888,403
Other Assets, Less Liabilities - 0.4%                                          350,902
--------------------------------------------------------------------------------------
Net assets - 100.0%                                                        $78,239,305
--------------------------------------------------------------------------------------
See portfolio footnotes and notes to financial statements.


MFS NEW YORK MUNICIPAL BOND FUND

Municipal Bonds - 97.9%

--------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)                    Value
--------------------------------------------------------------------------------------
General Obligation - 4.9%
 Buffalo, NY, FSA, 5.125s, 2014 ###                    $1,580              $ 1,527,307
 Buffalo, NY, General Improvement, AMBAC,
  5.125s, 2014 ###                                      1,505                1,454,808
 Port Byron, NY, Central School District, AMBAC,
  7.4s, 2012                                              500                  601,130
 Port Byron, NY, Central School District, AMBAC,
  7.4s, 2013                                              500                  601,190
 Port Byron, NY, Central School District, AMBAC,
  7.4s, 2014                                              500                  603,855
 Port Byron, NY, Central School District, AMBAC,
  7.4s, 2015                                              500                  605,450
 Washingtonville, NY, Central School District, FGIC,
  7.35s, 2008                                             550                  640,338
 Washingtonville, NY, Central School District, FGIC,
  7.35s, 2009                                             550                  644,363
                                                                           -----------
                                                                           $ 6,678,441
--------------------------------------------------------------------------------------
State and Local Appropriation - 22.4%
 Metropolitan Transportation Authority, NY,
  Dedicated Tax Fund, FGIC, 5.25s, 2014                $1,500              $ 1,459,530
 Metropolitan Transportation Authority, NY, Service
  Contract, 7.375s, 2008                                2,000                2,231,880
 Metropolitan Transportation Authority, NY, Service
  Contract, 5.5s, 2017                                    750                  725,070
 Metropolitan Transportation Authority, NY, Service
  Contract, AMBAC, 5.75s, 2013                          1,825                1,900,172
 New York Dormitory Authority Rev. (City
  University), 5.625s, 2016                             1,450                1,444,157
 New York Dormitory Authority Rev. (City
  University), AMBAC, 5.75s, 2018                       1,800                1,841,292
 New York Dormitory Authority Rev. (City
  University), FSA, 5.75s, 2013                         4,250                4,425,057
 New York Dormitory Authority Rev. (State
  University), 5s, 2013                                 1,000                  945,720
 New York Dormitory Authority Rev. (State
  University), 5.875s, 2017                             1,130                1,151,572
 New York Dormitory Authority Rev. (State
  University), FSA, 5.875s, 2017                        1,435                1,493,318
 New York Medical Care Facilities Financing
  Agency Rev., 6.375s, 2014                                15                   15,836
 New York Medical Care Facilities Financing
  Agency Rev., MBIA, 6s, 2025                              20                   20,426
 New York Urban Development Corp. Rev.,
  AMBAC, 5.125s, 2014                                   1,000                  958,730
 New York Urban Development Corp. Rev., FSA,
  5.5s, 2008                                            2,000                2,075,140
 New York Urban Development Corp. Rev.
  (Correctional Facilities), AMBAC, 0s, 2009            5,000                3,133,550
 New York Urban Development Corp. Rev.
  (Correctional Facilities), AMBAC, 5.25s, 2015         1,600                1,558,560
 New York Urban Development Corp. Rev.
  (Correctional Facilities), FSA, 5.25s, 2014           2,000                1,971,700
 New York Urban Development Corp. Rev. (State
  Facilities), AMBAC, 5.6s, 2015                        2,750                2,792,212
                                                                           -----------
                                                                           $30,143,922
--------------------------------------------------------------------------------------
Refunded and Special Obligations - 17.2%
 New York City, NY, 7.2s, 2004                         $1,000              $ 1,124,220
 New York City, NY, 7.3s, 2004                            880                  995,174
 New York City, NY, 7.3s, 2004                          5,000                5,642,750
 New York City, NY, 7.375s, 2004                        1,600                1,814,608
 New York City, NY, 8s, 2001                              490                  530,190
 New York City, NY, 8.25s, 2001                         2,000                2,194,480

--------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)                    Value
--------------------------------------------------------------------------------------
Refunded and Special Obligations - continued
 New York City, NY, Municipal Water Finance
  Authority, Water & Sewer Systems Rev.,
  7.1s, 2001                                           $1,325              $ 1,402,141
 New York Energy Research & Development
  Authority, Electric Facilities Rev., 7.15s, 2002      1,975                2,144,949
 New York Medical Care Facilities Financing
  Agency Rev. (Mental Health Services),
  7.875s, 2000                                            340                  358,578
 New York Medical Care Facilities Financing
  Agency Rev. (Mental Health Services),
  6.375s, 2004                                            965                1,058,248
 New York Medical Care Facilities Financing
  Agency Rev. (Montefiore Medical), AMBAC,
  6.5s, 2005                                            2,550                2,820,249
 New York Power Authority, FGIC, 6.5s, 2008             2,500                2,742,900
 Puerto Rico Aqueduct & Sewer Authority Rev.,
  FSA, 9s, 2005                                           250                  293,235
                                                                           -----------
                                                                           $23,121,722
--------------------------------------------------------------------------------------
Airport and Port Revenue - 1.6%
 New York City, NY, Industrial Development
  Agency, Special Facilities Rev. (American
  Airlines), 6.9s, 2024                                $1,000              $ 1,054,710
 Port Authority NY & NJ, Special Obligation
  (JFK International), MBIA, 6.25s, 2015                1,000                1,073,810
                                                                           -----------
                                                                           $ 2,128,520
--------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 4.3%
 Guam Power Authority Rev., AMBAC,
  6.673s, 2013 +++++                                   $1,060              $ 1,028,433
 Guam Power Authority Rev., AMBAC,
  6.673s, 2014 +++++                                      500                  477,430
 New York Energy Research & Development
  Authority, Electric Facilities Rev., 7.15s, 2022        725                  772,480
 Port Authority NY & NJ, Special Obligation,
  6.75s, 2019                                           1,750                1,831,778
 Puerto Rico Electric Power Authority, FSA,
  8.408s, 2023 ++++                                     1,500                1,668,375
                                                                           -----------
                                                                           $ 5,778,496
--------------------------------------------------------------------------------------
Health Care Revenue - 4.6%
 Albany, NY, Industrial Development Authority,
  Civic Facilities Rev., 8.25s, 2004                   $1,375              $ 1,449,209
 Chautauqua County, NY, Industrial Development
  Agency, Civic Facility Rev. (Womans Christian
  Assn.), 6.35s, 2017                                     200                  189,790
 Chautauqua County, NY, Industrial Development
  Agency, Civic Facility Rev. (Womans Christian
  Assn.), 6.4s, 2029                                      500                  467,770
 Dutchess, NY, Industrial Development Agency,
  Civic Facilities Rev., 8.625s, 2016                   1,060                1,125,593
 Fulton County, NY, Industrial Development Agency
  Rev., Civic Facilities Rev. (Nathan Littauer
  Hospital Assn.), 5.75s, 2009                            750                  720,908
 New York City Industrial Development Agency,
  Civic Facilities Rev. (A Very Special Place, Inc.),
  5.75s, 2029                                           1,000                  927,210
 New York Medical Care Facilities Finance
  Agency, Mental Health Services (Huntington
  Mortgage), 6.5s, 2014                                 1,250                1,315,562
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)                    Value
--------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 4.3%
 Allegany County, NY, Industrial Development
  Agency, Solid Waste Rev. (Atlantic Richfield),
  6.625s, 2016                                         $1,000              $ 1,054,030
 Essex County, NY, Industrial Development Agency
  (International Paper), 5.55s, 2014                      750                  734,542
 Essex County, NY, Industrial Development Agency
  (International Paper), 6.15s, 2021                    1,000                1,003,020
 Fulton County, NY, Industrial Development Agency
  (Crossroads Incubator), 8.75s, 2009                     975                1,006,210
 Monroe County, NY, Industrial Development
  Agency (Weyerhauser Co.), 9s, 2006                    1,000                1,004,000
 Onondaga County, NY, Industrial Development
  Agency (Bristol-Meyers Squibb), 5.75s, 2024           1,000                1,002,610
                                                                           -----------
                                                                           $ 5,804,412
--------------------------------------------------------------------------------------
Insured Health Care Revenue - 5.1%
 Nassua County, NY (Nassua Health Care Corp.),
  FSA, 6s, 2014                                        $1,000              $ 1,039,050
 New York City, NY, Health & Hospital Corp.,
  AMBAC, 7.728s, 2023 ++++                              3,200                3,039,648
 New York Dormitory Authority Rev. (Champlain
  Valley), Connie Lee, 6s, 2010                           250                  268,735
 New York Dormitory Authority Rev. (St. Vincent's
  Hospital), FHA, 7.375s, 2011                          2,325                2,466,918
                                                                           -----------
                                                                           $ 6,814,351
--------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 0.7%
 New York City, NY, Housing Development Corp.,
  5.6s, 2019                                           $  400              $   388,640
 New York City, NY, Housing Development Corp.
  (South Bronx Cooperatives), 8.1s, 2023                  560                  575,775
                                                                           -----------
                                                                           $   964,415
--------------------------------------------------------------------------------------
Single Family Housing Revenue - 3.7%
 New York Mortgage Agency Rev., 7.375s, 2011           $  475              $   498,712
 New York Mortgage Agency Rev., 6.45s, 2017             2,355                2,447,269
 New York Mortgage Agency Rev., 5.85s, 2018             2,000                1,988,180
                                                                           -----------
                                                                           $ 4,934,161
--------------------------------------------------------------------------------------
Turnpike Revenue - 12.3%
 New York Thruway Authority Rev., Highway &
  Bridges, FGIC, 5.125s, 2015                          $2,400              $ 2,282,328
 New York Thruway Authority Rev., Highway &
  Bridges, MBIA, 5.75s, 2015                            1,000                1,018,970
 New York Thruway Authority Rev., Highway &
  Bridges, MBIA, 5.375s, 2016                           2,000                1,957,880
 Niagara Falls, NY, Bridge Commission Toll Rev.,
  FGIC, 6.475s, 2015 ++++ +                             3,500                3,343,060
 Triborough Bridge & Tunnel Authority, NY,
  5.5s, 2017                                            8,000                7,940,800
                                                                           -----------
                                                                           $16,543,038
--------------------------------------------------------------------------------------
Universities - 4.5%
 Hempstead Town, NY, Civic Facilities Rev. (Hofstra
  University), MBIA, 5.8s, 2015                        $1,500              $ 1,540,395
 Islip, NY, Community Development Agency Rev.
  (New York Institute of Technology), 7.5s, 2026        1,990                2,106,893
 Monroe County, NY, Industrial Development
  Agency (Student Housing-Collegiate),
  5.375s, 2029                                          1,000                  887,660
 New York Dormitory Authority Rev. (Colgate
  University), MBIA, 6s, 2016                           1,000                1,058,540

10 - MNY

--------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)                    Value
--------------------------------------------------------------------------------------
Universities - continued
 Utica, NY, Industrial Development Agency (Utica
  College), 5.3s, 2008                                 $  500             $    478,925
                                                                          ------------
                                                                          $  6,072,413
--------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 11.5%
 New York City, NY, Municipal Water & Sewer
  Finance Authority Rev., 6s, 2010                     $  620             $    660,517
 New York City, NY, Municipal Water & Sewer
  Finance Authority Rev., 7.1s, 2012                      675                  707,042
 New York City, NY, Municipal Water & Sewer
  Finance Authority Rev., 7s, 2015                        745                  786,534
 New York Environmental Facilities Corp., Clean
  Water & Drinking, 5.5s, 2014                          2,000                2,008,180
 New York Environmental Facilities Corp., Pollution
  Control Rev., 5.75s, 2010                             3,235                3,394,194
 New York Environmental Facilities Corp., Pollution
  Control Rev., 6.875s, 2010                              220                  232,494
 New York Environmental Facilities Corp., Pollution
  Control Rev., 5.75s, 2012                             1,080                1,130,177
 New York Environmental Facilities Corp., Water
  Facilities Rev., 8.85s, 2015                          2,500                2,723,075
 Suffolk County, NY, Water Authority, MBIA,
  5.1s, 2012                                            1,895                1,875,084
 Suffolk County, NY, Water Authority, MBIA,
  5.1s, 2013                                            2,000                1,956,920
                                                                          ------------
                                                                          $ 15,474,217
--------------------------------------------------------------------------------------
Other - 0.8%
 Suffolk County, NY, Judicial Facilities Rev. (John P
  Cohalan Complex), AMBAC, 5.75s, 2012                 $1,000             $  1,032,079
--------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $126,730,343)                    $131,686,229
--------------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.6%
--------------------------------------------------------------------------------------
 New York City, NY, due 10/01/99                       $  400             $    400,000
 New York City, NY, Municipal Water Finance
  Authority Rev., due 10/01/99                            400                  400,000
--------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                      $    800,000
--------------------------------------------------------------------------------------
Total Investments (Identified Cost, $127,530,343)                         $132,486,229
Other Assets, Less Liabilities - 1.5%                                        2,053,161
--------------------------------------------------------------------------------------
Net assets - 100.0%                                                       $134,539,390
--------------------------------------------------------------------------------------
See portfolio footnotes and notes to financial statements.


MFS NORTH CAROLINA MUNICIPAL BOND FUND

Municipal Bonds - 98.0%

--------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)                    Value
--------------------------------------------------------------------------------------
General Obligation - 3.3%
 Durham, NC, 5.9s, 2013                               $ 2,400              $ 2,518,584
 Durham, NC, 5.9s, 2014                                 2,400                2,507,136
 Hertford County, NC, 9.5s, 2000                          100                  100,666
 Hertford County, NC, 9.5s, 2001                          100                  101,115
 Hertford County, NC, 9.5s, 2002                          100                  101,875
 State of North Carolina, 5.446s, 2015 +++++            5,000                4,085,800
 State of North Carolina, 5.446s, 2017 +++++            5,000                3,699,600
                                                                           -----------
                                                                           $13,114,776
--------------------------------------------------------------------------------------
State and Local Appropriation - 8.2%
 Charlotte, NC, Certificates of Participation
  (Convention Facilities), AMBAC, 0s, 2004            $ 3,435              $ 2,699,120
 Charlotte, NC, Certificates of Participation
  (Convention Facilities), AMBAC, 0s, 2005              4,810                3,575,225
 Charlotte, NC, Certificates of Participation
  (Convention Facilities), AMBAC, 0s, 2006              1,075                  756,284
 Charlotte, NC, Certificates of Participation
  (Convention Facilities), AMBAC, 0s, 2008              3,000                1,896,510
 Cumberland County, NC, Certificates of
  Participation (Civic Center), AMBAC, 0s, 2011           425                  223,172
 Cumberland County, NC, Certificates of
  Participation (Civic Center), AMBAC, 0s, 2013         1,000                  458,850
 Dare County, NC, MBIA, 6.6s, 2006                      2,100                2,217,474
 Durham, NC, Certificates of Participation (New
  Durham Corp.), 6.875s, 2009                           1,750                1,834,700
 Franklin County, NC, Certificates of Participation
  (Jail and School), FGIC, 6.625s, 2014                 2,000                2,167,840
 Greensboro, NC, Certificates of Participation
  (Coliseum Arena), 6.25s, 2011                         2,180                2,268,137
 Harnett County, NC, Certificates of Participation,
  AMBAC, 6.2s, 2006                                     1,000                1,070,950
 Harnett County, NC, Certificates of Participation,
  AMBAC, 6.2s, 2009                                     1,500                1,598,640
 Puerto Rico Housing, Bank and Finance Agency,
  7.5s, 2006                                            7,000                7,783,230
 Puerto Rico Public Finance Corp, AMBAC, 6.99s,
  2016 +++++                                            1,500                1,471,890
 Sampson Area Development Corp., NC,
  Installment Payment Rev., MBIA, 4.75s, 2019           1,000                  864,870
 Scotland County, NC, Certificates of Participation
  (Jail and Courthouse), FSA, 6.75s, 2011               1,000                1,044,990
 Union County, NC, Certificates of Participation,
  AMBAC, 6.375s, 2012                                   1,000                1,068,650
                                                                           -----------
                                                                           $33,000,532
--------------------------------------------------------------------------------------
Refunded and Special Obligations - 18.7%
 Chapel Hill, NC, Parking Facilities Rev. (Rosemary
  Street), 8.125s, 2000                               $ 1,535              $ 1,638,275
 Chapel Hill, NC, Parking Facilities Rev. (Rosemary
  Street), 8.25s, 2000                                  3,305                3,531,987
 Durham, NC, Certificates of Participation (Hospital
  and Office Facilities), 5.875s, 2006                  1,460                1,549,206
 Haywood County, NC, Industrial Facilities &
  Pollution Control Finance Authority (Champion
  International), 8.1s, 1999                               90                   92,062
 North Carolina Eastern Municipal Power Agency,
  7.5s, 2009                                            2,595                3,084,391
 North Carolina Eastern Municipal Power Agency,
  5s, 2017                                             11,870               11,287,420
 North Carolina Medical Care Commission,
  Hospital Rev. (Carolina Medicorp), 6s, 2001          16,000               16,438,080

--------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)                    Value
--------------------------------------------------------------------------------------
Refunded and Special Obligations - continued
 North Carolina Medical Care Commission,
  Hospital Rev. (Halifax Memorial Hospital),
  6.75s, 2002                                         $ 1,355              $ 1,464,322
 North Carolina Medical Care Commission,
  Hospital Rev. (Halifax Memorial Hospital),
  6.75s, 2002                                           4,500                4,869,405
 North Carolina Medical Care Commission,
  Hospital Rev. (Rex Hospital), 6.25s, 2003             2,500                2,692,675
 North Carolina Medical Care Commission,
  Hospital Rev. (Valdese General Hospital),
  8.75s, 2001                                           5,115                5,645,681
 Pender County, NC, Certificates of Participation
  (Pender County Prison), 7.6s, 2001                    1,455                1,560,851
 Pender County, NC, Certificates of Participation
  (Pender County Prison), 7.7s, 2001                    1,000                1,074,330
 Pitt County, NC, Hospital Rev. (Memorial Hospital),
  5.25s, 2021                                          10,135                9,674,466
 University of North Carolina (Chapel Hill), 0s, 2002   9,105                4,269,425
 University of North Carolina (Chapel Hill), 0s, 2002   4,285                1,872,931
 Winston-Salem, NC, Water and Sewer Systems
  Rev., 6.25s, 2002                                     4,000                4,261,840
                                                                           -----------
                                                                           $75,007,347
--------------------------------------------------------------------------------------
Airport and Port Revenue - 1.3%
 Puerto Rico Ports Authority (American Airlines),
  6.25s, 2026                                         $ 5,075              $ 5,122,147
--------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 17.1% New Hanover County, NC, Industrial
 Facilities Rev.
  (Carolina Power and Light Co.), 6.9s, 2009          $ 1,000              $ 1,030,000
 North Carolina Eastern Municipal Power Agency,
  AMBAC, 6s, 2018                                      14,245               14,904,971
 North Carolina Eastern Municipal Power Agency,
  MBIA, 7s, 2007                                        5,000                5,597,600
 North Carolina Eastern Municipal Power Agency,
  MBIA, 7.25s, 2007                                     5,000                5,672,750
 North Carolina Eastern Municipal Power Agency,
  MBIA, 7.5s, 2010                                      3,005                3,562,668
 North Carolina Municipal Power Agency, No. 1,
  Catawba Electric Rev., MBIA, 0s, 2008                10,150                6,717,270
 North Carolina Municipal Power Agency, No. 1,
  Catawba Electric Rev., MBIA, 6s, 2011                 8,000                8,571,120
 North Carolina Municipal Power Agency, No. 1,
  Catawba Electric Rev., MBIA, 6.97s, 2012 ++++         9,000                8,991,990
 North Carolina Municipal Power Agency, No. 1,
  Catawba Electric Rev., MBIA, 5.5s, 2014               3,500                3,533,250
 North Carolina Municipal Power Agency, No. 1,
  Catawba Electric Rev., FSA, 6.2s, 2018                4,300                4,487,179
 Puerto Rico Electric Power Authority, FSA,
  6s, 2016                                              5,000                5,206,700
                                                                           -----------
                                                                           $68,275,498
--------------------------------------------------------------------------------------
Health Care Revenue - 9.6%
 Charlotte-Mecklenberg Hospital Authority, "A",
  5.75s, 2021                                         $ 1,500              $ 1,508,775
 Mocksville, NC (Housing Foundation, Inc.),
  7.25s, 2029                                           1,000                  970,280
 North Carolina Medical Care Commission,
  Hospital Rev. (Duke University), 5.25s, 2021          5,975                5,571,687
 North Carolina Medical Care Commission,
  Hospital Rev. (Gaston Health Care), 5.5s, 2015        8,040                7,762,459
 North Carolina Medical Care Commission,
  Hospital Rev. (Gaston Health Care), 5.5s, 2019        7,500                7,055,775

--------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)                    Value
--------------------------------------------------------------------------------------
Health Care Revenue - continued
 North Carolina Medical Care Commission,
  Hospital Rev. (Moore Memorial Hospital),
  9.1s, 1999                                           $  800              $   800,000
 North Carolina Medical Care Commission,
  Hospital Rev. (Pitt County Memorial Hospital),
  5.25s, 2012                                           1,000                  989,320
 North Carolina Medical Care Commission,
  Hospital Rev. (Pitt County Memorial Hospital),
  5s, 2018                                              3,000                2,688,630
 North Carolina Medical Care Commission,
  Hospital Rev. (Well Spring Retirement),
  6.25s, 2017                                           1,750                1,753,798
 Northern Hospital District, Surry County, NC,
  Heath Care Facilities Rev., 7.875s, 2021              4,530                4,786,761
 University of North Carolina, Chapel Hill,
  University Hospital Rev., 5.25s, 2019                 4,800                4,478,352
                                                                           -----------
                                                                           $38,365,837
--------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 10.4%
 Columbus County, NC, Industrial Facilities &
  Pollution Control (International Paper), 5.8s, 2016  $4,000              $ 3,922,240
 Columbus County, NC, Industrial Facilities &
  Pollution Control (International Paper),
  6.15s, 2021                                           5,000                5,011,500
 Halifax County, NC, Industrial Facilities & Pollution
  Control Finance Authority (Champion
  International Corp.), 8.15s, 2019                     1,500                1,533,360
 Haywood County, NC, Industrial Facilities &
  Pollution Control Finance Authority (Champion
  International), 8.1s, 2009                            2,410                2,463,574
 Haywood County, NC, Industrial Facilities &
  Pollution Control Finance Authority (Champion
  International), 5.75s, 2025                           8,900                8,189,780
 Martin County, NC, Industrial Facilities & Pollution
  Control Finance Authority (Weyerhaeuser Co.),
  7.25s, 2014                                           7,000                7,452,410
 Martin County, NC, Industrial Facilities & Pollution
  Control Finance Authority (Weyerhaeuser Co.),
  6.8s, 2024                                            7,500                8,015,550
 Mecklenburg County, NC, Industrial Facilities &
  Pollution Control Finance Authority (Precision
  Steel), 7.75s, 2014                                   2,600                2,665,598
 Surry County, NC, Industrial Facilities & Pollution
  Control Finance Authority (Weyerhaeuser Co.),
  9.25s, 2002                                           1,200                1,287,696
 Wake County, NC, Industrial Facilities & Pollution
  Control Finance Authority (Mallinkcodt),
  6.75s, 2012                                           1,100                1,132,703
                                                                           -----------
                                                                           $41,674,411
--------------------------------------------------------------------------------------
Insured Health Care Revenue - 8.8%
 Catawba County, NC, Hospital Rev. (Catawba
  Memorial Hospital), AMBAC, 5s, 2017                  $1,200              $ 1,095,912
 Cumberland County, NC, Hospital Facilities Rev.
  (Cumberland County Hospital), MBIA, 0s, 2009          1,800                1,079,838
 Cumberland County, NC, Hospital Facilities Rev.
  (Cumberland County Hospital), MBIA, 6s, 2021          4,000                4,141,400
 New Hanover County, NC, Hospital Rev. (New
  Hanover Regional Medical Center), AMBAC,
  5.75s, 2026                                           3,625                3,620,433
 New Hanover County, NC, Hospital Rev. (New
  Hanover Regional Medical Center), MBIA,
  5s, 2019                                              6,225                5,632,380

12 - MNC

--------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)                    Value
--------------------------------------------------------------------------------------
Insured Health Care Revenue - continued
 North Carolina Medical Care Commission, Health
  Care Facilities Rev. (Novant Health), MBIA, 5s,
  2018                                                $ 1,975             $  1,785,755
 North Carolina Medical Care Commission, Health
  Care Facilities Rev. (Scotland Memorial
  Hospital), AGI, 5s, 2010                              1,005                  976,418
 North Carolina Medical Care Commission, Health
  System Rev., (Catholic Health East), AMBAC, 5s,
  2018                                                  2,000                1,807,580
 North Carolina Medical Care Commission,
  Hospital Rev. (Alamance Regional Medical
  Center, Inc.), FSA, 5s, 2016                          3,180                2,943,154
 North Carolina Medical Care Commission,
  Hospital Rev. (Mission-St. Joseph Health
  System), MBIA, 5.1s, 2018                             3,000                2,756,430
 North Carolina Medical Care Commission,
  Hospital Rev. (Northeast Medical Center),
  AMBAC, 4.75s, 2013                                    1,330                1,216,777
 North Carolina Medical Care Commission,
  Hospital Rev. (Rex Healthcare), AMBAC, 5s, 2017       5,000                4,555,050
 North Carolina Medical Care Commission,
  Hospital Rev. (Wake County Hospital), AMBAC,
  5.375s, 2026                                          1,610                1,525,716
 North Carolina Medical Care Commission,
  Hospital Rev. (Wilson Memorial Hospital),
  AMBAC, 0s, 2013                                       1,000                  457,810
 North Carolina Medical Care Commission,
  Hospital Rev. (Wilson Memorial Hospital),
  AMBAC, 0s, 2015                                       1,140                  456,935
 Northern Hospital District Surry County, NC,
  Health Care Facilities Rev., AGI, 5.5s, 2019          1,250                1,188,775
                                                                          ------------
                                                                          $ 35,240,363
--------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 4.4%
 Asheville, NC, Housing Authority (Asheville
  Terrace Apartments), FGIC, 7.1s, 2011 ###           $ 5,000             $  5,248,050
 North Carolina Housing Finance Agency, FHA,
  6.9s, 2024                                            4,880                5,158,746
 North Carolina Housing Finance Agency, FHA,
  6.05s, 2028                                           5,000                5,107,700
 Salisbury, NC, Housing Corp. (Yadkin Senior
  Citizens), FNMA, 6.75s, 2022                          1,990                2,020,367
                                                                          ------------
                                                                          $ 17,534,863
--------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 0.6%
 Territory of Virgin Islands Public Finance
  Authority, 5.5s, 2018                               $ 1,000             $    947,950
 Territory of Virgin Islands Public Finance
  Authority, 5.5s, 2022                                 1,600                1,502,704
                                                                          ------------
                                                                          $  2,450,654
--------------------------------------------------------------------------------------
Single Family Housing Revenue - 2.9%
 North Carolina Housing Finance Agency,
  5.125s, 2013                                        $ 1,100             $  1,054,669
 North Carolina Housing Finance Agency,
  6.15s, 2017                                           2,000                2,042,160
 North Carolina Housing Finance Agency,
  6.7s, 2018                                            1,645                1,708,168
 North Carolina Housing Finance Agency,
  5.55s, 2019                                           4,000                3,865,560
 North Carolina Housing Finance Agency,
  7.85s, 2028                                           1,210                1,239,064

--------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)                    Value
--------------------------------------------------------------------------------------
Single Family Housing Revenue - continued
 North Carolina Housing Finance Agency,
  7.6s, 2032                                          $ 1,620             $  1,659,042
                                                                          ------------
                                                                          $ 11,568,663
--------------------------------------------------------------------------------------
Solid Waste Revenue - 0.3%
 Iredell, NC, Solid Waste Systems Rev., 6.25s, 2012   $ 1,250             $  1,293,625
--------------------------------------------------------------------------------------
Turnpike Revenue - 2.2%
 Puerto Rico Highway & Transportation Authority
  Rev., 6.6s, 2007 ++++                               $ 2,750             $  2,878,590
 Puerto Rico Highway & Transportation Authority
  Rev., FSA, 8.272s, 2018 +++++                         5,425                6,066,126
                                                                          ------------
                                                                          $  8,944,716
--------------------------------------------------------------------------------------
Universities - 5.8%
 North Carolina Education Facilities Finance
  Agency (Duke University), 6.75s, 2021               $11,500             $ 12,109,615
 University of North Carolina, University Rev.,
  0s, 2012                                              4,000                1,997,400
 University of North Carolina, University Rev.,
  0s, 2013                                              6,415                3,030,510
 University of North Carolina, University Rev.,
  0s, 2015                                              4,415                1,831,342
 University of North Carolina, University Rev.,
  0s, 2016                                              3,500                1,359,855
 University of North Carolina-Chapel Hill Rev.,
  Dining Systems, 5.4s, 2017                            1,140                1,119,446
 University of North Carolina-Greensboro Rev.,
  Student Facilities Systems, AMBAC, 5.125s, 2018       2,000                1,852,020
                                                                          ------------
                                                                          $ 23,300,188
--------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 4.4%
 Asheville, NC, Water System Rev., FGIC,
  5.7s, 2025 ###                                      $ 2,000             $  2,005,560
 Charlotte, NC, Water & Sewer, 5s, 2020                 3,350                3,072,988
 Charlotte, NC, Water & Sewer, 5s, 2022                 1,900                1,730,691
 Charlotte, NC, Water & Sewer Systems Rev.,
  5.75s, 2016                                           2,000                2,033,040
 Charlotte, NC, Water & Sewer Systems Rev.,
  5.25s, 2021                                           4,000                3,774,600
 Raleigh, NC, Combined Enterprise Systems Rev.,
  4.75s, 2016                                           3,520                3,100,381
 Raleigh, NC, Combined Enterprise Systems Rev.,
  5.125s, 2022                                          2,000                1,855,300
                                                                          ------------
                                                                          $ 17,572,560
--------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $383,804,865)                     $392,466,180
--------------------------------------------------------------------------------------
Floating Rate Demand Note
--------------------------------------------------------------------------------------
 Harris County, TX, Industrial Development Corp.
  (Shell Oil Co.), due 10/01/99, at Identified Cost   $   100             $    100,000
--------------------------------------------------------------------------------------
Total Investments (Identified Cost, $383,904,865)                         $392,566,180
Other Assets, Less Liabilities - 2.0%                                        8,088,755
--------------------------------------------------------------------------------------
Net assets - 100.0%                                                       $400,654,935
--------------------------------------------------------------------------------------
See portfolio footnotes and notes to financial statements.



                                                                        13 - MNC

Portfolio of Investments (Unaudited) - September 30, 1999

MFS PENNSYLVANIA MUNICIPAL BOND FUND
Municipal Bonds - 95.9%

--------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)                    Value
--------------------------------------------------------------------------------------
General Obligation - 8.1%
 Butler, PA, School District, FGIC, 5.375s, 2018       $  500               $  480,110
 Chester County, PA, 5.65s, 2011                          500                  511,685
 Greene County, PA, 6s, 2010                              100                  102,390
 Northeastern York County, PA, School District,
  FGIC, 0s, 2012                                          415                  210,928
 Oley Valley, PA, School District, AMBAC, 0s, 2011        810                  433,820
 Philadelphia, PA, FGIC, 5.125s, 2015                   1,000                  949,680
 Pittsburgh, PA, FGIC, 5.25s, 2011                        500                  498,035
 Southeastern Area, PA, Special Schools Authority
  Rev., 0s, 2007                                          360                  239,929
 State of Pennsylvania, 6.25s, 2010                       300                  328,635
                                                                            ----------
                                                                            $3,755,212
--------------------------------------------------------------------------------------
State and Local Appropriation - 2.6%
 Delaware Valley, PA, Regional Finance Authority,
  AMBAC, 6.843s, 2018 ++++                             $  500               $  483,690
 Philadelphia, PA, Municipal Authority Rev.
  (Justice Lease), 8.625s, 2016                           220                  234,654
 Puerto Rico Public Finance Corp., AMBAC,
  6.99s, 2013 ++++ +                                      500                  509,110
                                                                            ----------
                                                                            $1,227,454
--------------------------------------------------------------------------------------
Refunded and Special Obligations - 19.0%
 Allegheny County, PA, Sanitation Authority, FGIC,
  0s, 2014                                             $2,835               $1,225,797
 Beaver County, PA, "A", MBIA, 5.75s, 2006                250                  265,025
 Commonwealth of Puerto Rico, 6.35s, 2004               1,350                1,483,340
 Harrisburg, PA, 5.875s, 2003                           1,000                1,067,370
 Philadelphia, PA, Gas Works Rev., 6s, 2013             1,645                1,746,085
 Philadelphia, PA, Gas Works Rev., 6.375s, 2014           510                  525,958
 Philadelphia, PA, Gas Works Rev., MBIA,
  5.5s, 2014                                            1,000                  982,550
 Philadelphia, PA, Hospital & Higher Educational
  Facilities Authority, FHA, 7.25s, 2001                  500                  535,965
 Puerto Rico Highway & Transportation Authority
  Rev., 6.5s, 2002                                        250                  268,865
 Schuylkill County, PA, Redevelopment Authority
  Rev., FGIC, 7s, 2001                                    300                  316,251
 Westmoreland County, PA, MBIA, ETM,
  5.25s, 2009                                             400                  402,828
                                                                            ----------
                                                                            $8,820,034
--------------------------------------------------------------------------------------
Airport and Port Revenue - 6.3%
 Allegheny County, PA, Airport Rev. (Pittsburgh
  International Airport), MBIA, 5.75s, 2014            $1,000               $1,013,240
 Philadelphia, PA, Industrial Development Authority
  (Philadelphia Airport Systems), FGIC, 5s, 2016          500                  453,360
 Philadelphia, PA, Parking Authority Rev., FSA,
  5.625s, 2015                                          1,000                1,002,570
 Virgin Islands Port Authority, Airport Rev. (Rohlsen
  Terminal), 4.5s, 2005                                   495                  472,809
                                                                            ----------
                                                                            $2,941,979
--------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 7.9%
 Guam Power Authority Rev., 6.673s, 2014 ++++ +        $2,170               $2,072,046
 Luzerne County, PA, Industrial Development
  Authority, 6.05s, 2019                                  300                  302,535
 Luzerne County, PA, Industrial Development
  Authority, AMBAC, 7.2s, 2017                            500                  537,800
 Philadelphia, PA, 6.375s, 2003                           240                  259,803
 Virgin Islands Water & Power Authority Rev.,
  5.3s, 2018                                              500                  472,625
                                                                            ----------
                                                                            $3,644,809
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)                    Value
--------------------------------------------------------------------------------------
Health Care Revenue - 5.5%
 Butler County, PA, Industrial Development
  Authority (Sherwood Oaks), 5.75s, 2011               $  400               $  393,796
 Chester County, PA, Health & Education (Main
  Line), 5.5s, 2015 ###                                   335                  326,005
 Cumberland County, PA, Municipal Refunding
  (Carlisle Hospital), 6.8s, 2023                         500                  517,490
 Philadelphia, PA, Health & Educational Facilities
  (Jeanes Health), 6.6s, 2010                             500                  528,690
 Philadelphia, PA, Health & Educational Facilities
  (Temple University), 6.625s, 2023                       250                  255,895
 Scranton Lackawanna, PA, Health & Welfare
  (Allied Health), 7.125s, 2005                           500                  527,310
                                                                            ----------
                                                                            $2,549,186
--------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 5.5%
 Erie County, PA, Industrial Development Authority
  (International Paper Co.), 5.3s, 2012                $  500               $  484,715
 Erie County, PA, Industrial Development Authority
  (International Paper Co.), 7.625s, 2018                 250                  277,648
 New Morgan, PA, Industrial Development
  Authority (Browning Ferris Co.), 6.5s, 2019             500                  519,715
 Northampton County, PA, Industrial Development
  Authority (Bethlehem Steel), 7.55s, 2017                750                  797,220
 Westmoreland County, PA, Industrial Development
  Corp. (Valley Landfill), 5.1s, 2018                     500                  466,940
                                                                            ----------
                                                                            $2,546,238
--------------------------------------------------------------------------------------
Insured Health Care Revenue - 5.5%
 Allegheny County, PA, Hospital Authority (South
  Hills Health System), MBIA, 5.8s, 2016               $  500               $  502,705
 Blair County, PA, Hospital Authority (Altoona),
  AMBAC, 5.5s, 2008                                       470                  485,176
 Dauphin County, PA, General Authority Hospital
  Rev. (Hapsco), MBIA, 5.8s, 2002                         355                  367,943
 Lehigh County, PA, Hospital Rev. (Lehigh Valley),
  MBIA, 7s, 2016                                          250                  286,475
 Lycoming County, PA, Authority Hospital Rev.
  (Williamsport Hospital Obligation Group), Connie
  Lee, 5.375s, 2010                                       750                  756,135
 Sayre, PA, Health Care Facilities (VHA, PA),
  AMBAC, 6.375s, 2022                                     160                  166,837
                                                                            ----------
                                                                            $2,565,271
--------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 0.6%
 Montgomery County, PA, Redevelopment Authority
  (KBF Associates), 6.5s, 2025                         $  250               $  257,910
--------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 2.2%
 Puerto Rico Highway & Transportation Authority,
  5.5s, 2008                                           $  500               $  509,925
 Puerto Rico Highway & Transportation Authority,
  5.5s, 2013                                              500                  506,560
                                                                            ----------
                                                                            $1,016,485
--------------------------------------------------------------------------------------
Single Family Housing Revenue - 6.9%
 Pennsylvania Housing Finance Agency, 6.75s, 2014      $  500               $  521,635
 Pennsylvania Housing Finance Agency, 6.4s, 2016          500                  516,140
 Pennsylvania Housing Finance Agency, 6.65s, 2021         250                  258,162
 Pennsylvania Housing Finance Agency, 6.125s, 2024        385                  390,513
 Pennsylvania Housing Finance Agency, FHA-VA,
  5.75s, 2013                                           1,000                1,009,380
 Philadelphia, PA, Redevelopment Authority,
  6.1s, 2010                                              120                  121,691

14 - MPA

--------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)                    Value
--------------------------------------------------------------------------------------
Single Family Housing Revenue - continued
 Pittsburgh, PA, Urban Development Corp.,
  5.5s, 2010                                           $  400              $   397,692
                                                                           -----------
                                                                           $ 3,215,213
--------------------------------------------------------------------------------------
Solid Waste Revenue - 1.1%
 York County, PA, Solid Waste Systems Rev., FGIC,
  5.5s, 2011                                           $  485              $   496,029
--------------------------------------------------------------------------------------
Special Assesment District - 2.1%
 Pennsylvania Intergovernmental Cooperative
  Authority, Special Tax Rev., FGIC, 5.25s, 2016       $1,000              $   955,800
--------------------------------------------------------------------------------------
Turnpike Revenue - 6.4%
 Pennsylvania Turnpike Commission, 5.25s, 2012         $  500              $   494,195
 Puerto Rico Highway & Transportation Authority,
  MBIA, 5.5s, 2015                                        500                  507,240
 Southeastern Pennsylvania Transportation
  Authority, Special Rev., FGIC, 5.4s, 2010               500                  507,455
 Southeastern Pennsylvania Transportation
  Authority, Special Rev., FGIC, 5.25s, 2013            1,000                  979,850
 Southeastern Pennsylvania Transportation
  Authority, Special Rev., FGIC, 5.25s, 2015              500                  482,445
                                                                           -----------
                                                                           $ 2,971,185
--------------------------------------------------------------------------------------
Universities - 2.9%
 Pennsylvania Higher Education Facilities (Temple
  University), MBIA, 5.25s, 2014                       $  500              $   485,540
 Philadephia, PA, Authority for Industrial
  Development (Girard Estate Facilities Leasing),
  5.5s, 2014                                              880                  881,558
                                                                            -----------
                                                                           $ 1,367,098
--------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 5.3%
 Philadelphia, PA, Water Rev., 5.75s, 2013             $  300              $   304,686
 Philadelphia, PA, Water Rev., MBIA, 6.25s, 2012        1,050                1,142,610
 Philadelphia, PA, Water Rev., MBIA, 5.5s, 2014         1,000                  995,660
                                                                           -----------
                                                                           $ 2,442,956
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)                    Value
--------------------------------------------------------------------------------------
Other - 8.0%
 Lehigh County, PA, General Purpose Authority
  (Kidspeace Obligation Group), 6s, 2018               $  250              $   239,498
 Pennsylvania Convention Center Rev., 6.75s, 2019         250                  267,247
 Pennsylvania Finance Authority Rev., 6.6s, 2009          900                  969,129
 Pennsylvania Industrial Development Authority,
  AMBAC, 7s, 2007                                         300                  336,243
 Pennsylvania Industrial Development Authority,
  AMBAC, 5.8s, 2009                                       400                  419,288
 Philadelphia, PA, Industrial Development
  Authority, MBIA, 5.35s, 2012                            500                  496,660
 Pittsburgh & Allegheny County, PA, Public
  Auditorium Hotel Room, AMBAC, 5.25s, 2013             1,000                  979,900
                                                                           -----------
                                                                           $ 3,707,965
--------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $44,368,709)                       $44,480,824
--------------------------------------------------------------------------------------
Floating Rate Demand Notes - 2.6%
--------------------------------------------------------------------------------------
 Allegheny County, PA, Hospital Development
  Authority Rev. (Aces Presbyterian Hospital), due
  10/07/99                                             $  800              $   800,000
 Delaware County, PA, Industrial Development
  Authority (United Parcel Service), due 10/01/99         400                  400,000
--------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                       $ 1,200,000
--------------------------------------------------------------------------------------
Total Investments (Identified Cost, $45,568,709)                           $45,680,824
Other Assets, Less Liabilities - 1.5%                                          703,965
--------------------------------------------------------------------------------------
Net assets - 100.0%                                                        $46,384,789
--------------------------------------------------------------------------------------
See portfolio footnotes and notes to financial statements.



                                                                        15 - MPA

Portfolio of Investments (Unaudited) - September 30, 1999

MFS SOUTH CAROLINA MUNICIPAL BOND FUND
Municipal Bonds - 98.5%

--------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)                    Value
--------------------------------------------------------------------------------------
General Obligation - 8.1%
 Charleston County, SC, 5.5s, 2014                     $1,250              $ 1,249,025
 Commonwealth of Puerto Rico, 6.5s, 2013                3,300                3,678,543
 North Charleston, SC (Coliseum & Convention),
  MBIA, 5.125s, 2015                                    3,000                2,832,240
 Richland County, SC, School District No. 1,
  5s, 2016                                              1,975                1,848,343
 State of South Carolina, 5.146s, 2016 ++++ +           5,000                3,749,300
                                                                           -----------
                                                                           $13,357,451
--------------------------------------------------------------------------------------
State and Local Appropriation - 4.6%
 Berkeley County, SC, School District (Berkeley
  School Facilities Group, Inc.), AMBAC, 5s, 2016      $1,500              $ 1,369,515
 Greenville County, SC (University Center),
  AMBAC, 5.25s, 2019                                    1,000                  942,830
 Greenville, SC, Memorial Auditorium District,
  Public Facilities Corp. (Bi-Lo Center), AMBAC,
  4.75s, 2014                                           1,210                1,102,056
 Hilton Head Island, SC, Public Finance Corp.,
  Certificates of Participation, AMBAC, 5.75s, 2014     1,750                1,796,515
 Puerto Rico Public Buildings Authority, 5.7s, 2009     1,000                1,044,270
 Puerto Rico Public Finance Corp., AMBAC,
  6.99s, 2013 ++++ +                                    1,375                1,400,052
                                                                           -----------
                                                                           $ 7,655,238
--------------------------------------------------------------------------------------
Refunded and Special Obligations - 14.6%
 Berkeley County, SC, School District, AMBAC,
  6.3s, 2004                                           $1,800              $ 1,951,092
 Calhoun, SC, Solid Waste Disposal Rev. (Eastman
  Kodak), 6.75s, 2017                                   1,000                1,125,040
 Coastal Carolina University, SC, MBIA,
  6.875s, 2004                                          1,000                1,114,490
 Columbia, SC, Waterworks & Sewer Rev., 0s, 2004        1,500                1,228,830
 Commonwealth of Puerto Rico, 6.5s, 2004                2,000                2,210,280
 Greenville County, SC, Certificates of Participation
  (Greenville Technical College), AMBAC,
  5.9s, 2005                                              850                  915,017
 Myrtle Beach, SC, Public Finance Corp.,
  Certificates of Participation (Convention Center),
  6.875s, 2002                                          2,500                2,706,900
 Puerto Rico Aqueduct & Sewer Authority Rev.,
  9s, 2005                                                750                  879,705
 Puerto Rico Highway & Transportation Authority
  Rev., 6.625s, 2002                                      300                  323,601
 Puerto Rico Public Improvement Rev., 6.8s, 2002          425                  460,343
 Richland County, SC, Certificates of Participation,
  FGIC, 0s, 2005                                        1,160                  897,457
 Richland County, SC, Certificates of Participation,
  FGIC, 0s, 2006                                        1,160                  849,955
 South Carolina Jobs Economic Development
  Authority (Carolina Hospital System), 7.55s, 2002     2,000                2,209,260
 South Carolina Public Service Authority (Santee
  Cooper), 6.625s, 2002                                 2,000                2,155,440
 Spartanburg, SC, Waterworks Rev., FGIC,
  6.05s, 2006                                           2,750                2,954,985
 Williamsburg County, SC, School District Public
  Facilities Corp., Certificates of Participation,
  7.5s, 2003                                            2,010                2,241,130
                                                                           -----------
                                                                           $24,223,525
--------------------------------------------------------------------------------------
Airport and Port Revenue - 2.5%
 Horry County, SC, Airport Rev., "A", FSA,
  5.7s, 2027                                           $2,250              $ 2,231,460

--------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)                    Value
--------------------------------------------------------------------------------------
Airport and Port Revenue - continued
 Richland Lexington, SC, Airport Rev. (Columbia
  Airport), "A", AMBAC, 5.7s, 2026                     $1,000              $   991,920
 South Carolina Ports Authority Rev., FSA, 5s, 2016     1,000                  908,710
                                                                           -----------
                                                                           $ 4,132,090
--------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 13.8%
 Camden, SC, Public Utility Rev., Refunding &
  Improvement, MBIA, 5.5s, 2017 ###                    $1,500              $ 1,479,855
 Colleton & Dorchester Counties, SC, Pollution
  Control Rev., 6.6s, 2014                              3,000                3,198,510
 Fairfield County, SC, Pollution Control Rev. (South
  Carolina Electric Co.), 6.5s, 2014                    1,250                1,334,300
 Oconee County, SC, Pollution Control Rev. (Duke
  Power Co.), 7.5s, 2017                                1,000                1,032,800
 Piedmont, SC, Municipal Power Agency, FGIC,
  6.25s, 2021                                           4,600                4,956,500
 Puerto Rico Electric Power Authority, FSA,
  7.25s, 2015 +++++                                     1,000                  969,960
 Puerto Rico Electric Power Authority, MBIA,
  6.125s, 2008                                          1,025                1,122,703
 South Carolina Public Service Authority, FGIC,
  5.875s, 2023                                          2,000                2,037,160
 South Carolina Public Service Authority, MBIA,
  7.02s, 2013 ++++                                      3,000                3,011,820
 South Carolina Public Service Authority, "B",
  AMBAC, 5.5s, 2023                                     1,000                  970,560
 South Carolina Public Service Authority (South
  Carolina Electric & Gas), MBIA, 5s, 2019              3,000                2,703,840
                                                                           -----------
                                                                           $22,818,008
--------------------------------------------------------------------------------------
Health Care Revenue - 11.6%
 Charlestown County, SC, Rev. (Care Alliance
  Health Services), 5s, 2012                           $3,045              $ 2,931,848
 Greenville County, SC, First Mortgage Rev.
  (Chestnut Hill), 10.125s, 2016 **                     1,860                  930,000
 Greenville, SC, Hospital System, Hospital Facilities
  Rev., 6s, 2020                                        5,400                5,495,634
 Greenville, SC, Hospital System, Hospital Facilities
  Rev., 5.25s, 2023                                     2,040                1,879,431
 Greenville, SC, Hospital System, Hospital Facilities
  Rev., "A", 5.25s, 2017                                2,785                2,622,774
 Horry County, SC, Hospital Facilities Rev. (Conway
  Hospital), 6.75s, 2012                                4,125                4,328,321
 Puerto Rico Industrial Tourist Educational,
  Medical & Environmental Control Facilities (San
  Lucas & Cristo), 5.75s, 2019                          1,000                  947,930
                                                                           -----------
                                                                           $19,135,938
--------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 9.5%
 Charleston County, SC, Industrial Rev. (Zeigler
  Coal Holdings), 6.95s, 2028                          $  600              $   588,888
 Chester County, SC, Industrial Development Rev.
  (Springs Industries, Inc), 7.35s, 2014                1,000                1,053,300
 Chester County, SC, Industrial Development Rev.
  (Springs Industries, Inc.), 7.8s, 2014                1,025                1,071,484
 Darlington County, SC, Industrial Development
  Rev. (Nucor Corp.), 5.75s, 2023                       2,000                1,984,480
 Darlington County, SC, Industrial Development
  Rev. (Sonoco Products Co.), 6.125s, 2025              1,500                1,518,540
 Florence County, SC, Industrial Development Rev.
  (Stone Container Corp.), 7.375s, 2007                   785                  821,055
 Greenville County, SC, Industrial Development
  Rev. (Kroger Co.), 7.85s, 2015                          500                  547,180

16 - MSC

--------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)                    Value
--------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - continued
 Lexington County, SC, Industrial Rev. (J. B. White
  & Co.), 8s, 2005                                     $  450             $    470,637
 Richland County, SC, Pollution Control Rev. (Union
  Camp Corp.), 6.55s, 2020                              1,800                1,867,428
 Richland County, SC, Pollution Control Rev. (Union
  Camp Corp.), 6.75s, 2022                              2,000                2,088,500
 York City, SC, Industrial Development Rev.
  (Hoechst Celanese), 5.7s, 2024                        4,000                3,793,400
                                                                          ------------
                                                                          $ 15,804,892
--------------------------------------------------------------------------------------
Insured Health Care Revenue - 8.9%
 Charleston County, SC (Care Alliance Health
  Services), FSA, 5.125s, 2014                         $2,000             $  1,894,640
 Charleston County, SC (Care Alliance Health
  Services), FSA, 5s, 2019                              1,000                  897,440
 Charleston County, SC, Hospital Facilities Rev.
  (Medical Society Health), MBIA, 5s, 2022              2,450                2,162,958
 Lexington County, SC, Hospital Rev., FSA,
  5.125s, 2021                                          1,500                1,360,770
 South Carolina Jobs & Economic Development
  Authority, Hospital Facilities Rev. (Anderson Area
  Medical Center), FSA, 5.2s, 2012                      1,500                1,481,895
 South Carolina Jobs & Economic Development
  Authority, Hospital Facilities Rev. (Anderson Area
  Medical Center), FSA, 5.3s, 2015                      1,000                  963,100
 South Carolina Jobs & Economic Development
  Authority, Hospital Facilities Rev. (Anderson Area
  Medical Center), MBIA, 5.25s, 2015                    1,750                1,669,623
 South Carolina Jobs & Economic Development
  Authority, Hospital Facilities Rev. (Georgetown
  Memorial Hospital), AMBAC, 6s, 2014                   1,000                1,029,030
 Spartanburg County, SC, Health Service Rev.,
  AMBAC, 5.3s, 2025                                     1,000                  940,150
 Spartanburg County, SC, Hospital Facilities Rev.
  (Health Services District, Inc.), AMBAC,
  5.3s, 2020                                            2,500                2,385,450
                                                                          ------------
                                                                          $ 14,785,056
--------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 2.6%
 South Carolina Housing, Finance & Development
  Authority (Fairway Apartments), FHA,
  7.625s, 2033                                         $1,895             $  1,958,881
 South Carolina Housing, Finance & Development
  Authority (Hunting Ridge Apartments), 6.75s, 2025     1,000                1,033,650
 South Carolina Housing, Finance & Development
  Authority (Runaway Bay Apartments),
  6.125s, 2015                                          1,300                1,313,663
                                                                          ------------
                                                                          $  4,306,194
--------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 0.6%
 Territory of Virgin Islands Public Finance
  Authority, 5.5s, 2018                                $1,000             $    947,950
--------------------------------------------------------------------------------------
Single Family Housing Revenue
 South Carolina Housing, Finance & Development
  Authority Rev., 8.6s, 2019                           $   80             $     80,738
--------------------------------------------------------------------------------------
Solid Waste Revenue - 1.2%
 Orangeburg County, SC, Solid Waste Disposal
  Facilities Rev., AMBAC, 5.7s, 2024                   $2,000             $  1,935,220
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)                    Value
--------------------------------------------------------------------------------------
Turnpike Revenue - 1.4%
 Puerto Rico Highway & Transportation Authority,
  5.5s, 2013                                           $1,000             $  1,013,120
 Puerto Rico Public Finance Corp., 7.021s, 2019
  ++++ +                                                1,300                1,260,844
                                                                          ------------
                                                                          $  2,273,964
--------------------------------------------------------------------------------------
Universities - 0.9%
 Greenville County, SC (Greenville Technical
  College), AMBAC, 5s, 2017                            $1,000             $    907,470
 University of South Carolina, University Rev.,
  MBIA, 5.75s, 2026                                       515                  517,477
                                                                          ------------
                                                                          $  1,424,947
--------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 17.4%
 Cayce, SC, Waterworks & Sewage Rev., FSA,
  5s, 2017                                             $1,000             $    903,560
 Charleston County, SC, Waterworks & Sewer
  Rev., 6s, 2012                                        2,000                2,075,180
 Charleston, SC, Waterworks & Sewer Rev.,
  6s, 2018                                              1,500                1,539,090
 Charleston, SC, Waterworks & Sewer Rev., MBIA,
  5s, 2022                                              1,000                  894,810
 Columbia, SC, Waterworks & Sewer Rev., 0s, 2005        2,245                1,737,698
 Columbia, SC, Waterworks & Sewer Rev., 0s, 2006        9,330                6,866,973
 Columbia, SC, Waterworks & Sewer Rev.,
  5.375s, 2012                                          1,000                  998,220
 Columbia, SC, Waterworks & Sewer Rev., 6s, 2015        2,000                2,062,560
 Greenville, SC, Waterworks Rev., 5.5s, 2022            1,000                  968,670
 Myrtle Beach, SC, Water & Sewer Rev., MBIA,
  5.5s, 2013                                            1,000                1,007,520
 South Carolina Water Resources Authority Rev.
  (Local Government Program), 7.25s, 2020               3,000                3,093,900
 Spartanburg, SC, Waterworks Rev., FGIC, 5s, 2013       1,000                  959,450
 Spartanburg, SC, Waterworks Rev., FGIC, 5s, 2014       1,000                  948,810
 Western Carolina Regional Sewer Authority Rev.,
  AMBAC, 0s, 2007                                       4,000                2,769,760
 York County, SC, Water & Sewer Rev., 6.5s, 2025        2,000                1,965,180
                                                                          ------------
                                                                          $ 28,791,381
--------------------------------------------------------------------------------------
Other - 0.8%
 North Charleston, SC, Municipal Golf Course
  Mortgage Rev., 5s, 2009                              $  500             $    469,620
 North Charleston, SC, Municipal Golf Course
  Mortgage Rev., 5.5s, 2019                             1,000                  909,430
                                                                          ------------
                                                                          $  1,379,050
--------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $160,509,290)                     $163,051,642
--------------------------------------------------------------------------------------
Floating Rate Demand Note
--------------------------------------------------------------------------------------
 Harris County, TX, Industrial Development Corp.
  (Shell Oil Co.), due 10/01/99, at Identified Cost    $  100             $    100,000
--------------------------------------------------------------------------------------
Total Investments (Identified Cost, $160,609,290)                         $163,151,642
Other Assets, Less Liabilities - 1.5%                                        2,447,689
--------------------------------------------------------------------------------------
Net assets - 100.0%                                                       $165,599,331
--------------------------------------------------------------------------------------
See portfolio footnotes and notes to financial statements.


                                                                        17 - MSC

Portfolio of Investments (Unaudited) - September 30, 1999

MFS TENNESSEE MUNICIPAL BOND FUND
Municipal Bonds - 97.6%

--------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)                    Value
--------------------------------------------------------------------------------------
General Obligation - 13.4%
 Commonwealth of Puerto Rico, 5.375s, 2025             $1,640              $ 1,549,390
 Commonwealth of Puerto Rico, 5.4s, 2025                3,000                2,883,060
 Gibson County, TN, MBIA, 5.75s, 2016                     645                  651,708
 Johnson City, TN, FGIC, 0s, 2012                       1,690                  855,394
 Knoxville, TN, 5.25s, 2015                             1,000                  974,820
 Memphis, TN, 5s, 2015                                  3,000                2,813,760
 Rutherford County, TN, 0s, 2015                        1,500                  619,005
 Shelby County, TN, 0s, 2012                            3,000                1,498,050
 Shelby County, TN, 0s, 2013                            3,960                1,819,580
 State of Tennessee, 5s, 2016                           4,000                3,770,840
                                                                           -----------
                                                                           $17,435,607
--------------------------------------------------------------------------------------
State and Local Appropriation - 3.8%
 Gatlinburg, TN, Public Building Authority
  (Gatlinburg Convention Center), AMBAC,
  6.9s, 2012                                           $1,000              $ 1,060,280
 Puerto Rico Public Buildings Authority, 5.5s, 2021     1,000                  977,560
 Tennessee Local Development Authority Rev.,
  7s, 2021                                              1,000                1,056,690
 Tennessee Local Development Authority Rev.,
  MBIA, 5.125s, 2013                                    1,845                1,787,787
                                                                           -----------
                                                                           $ 4,882,317
--------------------------------------------------------------------------------------
Refunded and Special Obligations - 17.1%
 Franklin, TN, Industrial Development Rev.
  (Sussex Downs), FHA, 6.75s, 2004                     $1,000              $ 1,117,420
 Knox County, TN, Industrial Development Board,
  0s, 2016                                              5,825                2,105,796
 Metropolitan Government of Nashville & Davidson
  County, TN, 6.125s, 2002                              2,255                2,397,020
 Metropolitan Government of Nashville & Davidson
  County, TN, AMBAC, 6.075s, 2002 ++++                  2,000                2,106,760
 Mt. Juliet, TN, Public Building Authority
  (Madison), MBIA, 7.7s, 2004                           1,100                1,327,018
 Mt. Juliet, TN, Public Building Authority
  (Madison), MBIA, 7.8s, 2004                           3,500                4,235,945
 Shelby County, TN, 5.75s, 2006                         1,000                1,057,590
 Territory of Virgin Islands, 7.75s, 2001                 305                  324,791
 West Knox Utility District, TN, Water & Sewer
  Rev., MBIA, 0s, 2002                                  1,315                1,141,657
 West Knox Utility District, TN, Water & Sewer
  Rev., MBIA, 0s, 2003                                  1,045                  863,295
 West Knox Utility District, TN, Water & Sewer
  Rev., MBIA, 0s, 2004                                  1,920                1,506,509
 West Knox Utility District, TN, Water & Sewer
  Rev., MBIA, 0s, 2005                                  1,920                1,426,944
 West Knox Utility District, TN, Water & Sewer
  Rev., MBIA, 0s, 2006                                  1,920                1,350,317
 West Knox Utility District, TN, Water & Sewer
  Rev., MBIA, 0s, 2007                                  1,920                1,275,321
                                                                           -----------
                                                                           $22,236,383
--------------------------------------------------------------------------------------
Airport and Port Revenue - 0.7%
 Memphis-Shelby County, TN, Airport Authority
  (North West Link & Parent Co.), 6.125s, 2016         $1,000              $   974,090
--------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 7.0%
 Harpeth Valley, TN, Utilities Improvement, MBIA,
  4.75s, 2013                                          $1,000              $   920,060
 Jackson, TN, Electric Systems Rev., MBIA,
  5s, 2018                                              1,000                  906,690
 Lawrenceburg, TN, Electric Rev., MBIA, 5.5s, 2026      1,255                1,202,466
 Metropolitan Government of Nashville & Davidson
  County, TN, 0s, 2010                                  2,480                1,430,836

--------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)                    Value
--------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - continued
 Metropolitan Government of Nashville & Davidson
  County, TN, 5.125s, 2015                             $2,000              $ 1,903,360
 Metropolitan Government of Nashville & Davidson
  County, TN, MBIA, 0s, 2012                            3,305                1,679,601
 Tennessee Gas Rev. (Tennergy Corp.), MBIA,
  5s, 2009                                              1,000                1,000,960
                                                                           -----------
                                                                           $ 9,043,973
--------------------------------------------------------------------------------------
Health Care Revenue - 6.0%
 Cookeville, TN, Industrial Development Board,
  Hospital Rev. (Cookeville General), 5.75s, 2010      $2,000              $ 2,007,600
 Knox County, TN, Health, Education & Housing
  Facilities Board (East Tennessee Children's),
  6.5s, 2012                                            1,000                1,041,860
 Metropolitan Government of Nashville & Davidson
  County, TN, Health & Educational Facilities
  Board Rev. (Adventist Health System),
  5.25s, 2020                                           1,000                  884,460
 Puerto Rico Industrial Tourist Educational,
  Medical & Environmental Control Facilities (San
  Lucas & Cristo), 5.75s, 2019                          1,000                  947,930
 Shelby County, TN, Health Educational & Housing
  (St. Judes Childrens Research), 5.5s, 2020            1,750                1,670,567
 Springfield, TN, Health & Higher Educational
  Facilities (Northcrest Medical Center),
  5.25s, 2013                                           1,290                1,210,936
                                                                           -----------
                                                                           $ 7,763,353
--------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 7.7%
 Bristol, TN, Industrial Development Authority
  (Kmart Corp.), 7.5s, 2008 ###                        $1,105              $ 1,192,416
 Hardeman County, TN (Correctional Facilities
  Corp.), 7.375s, 2017                                    500                  521,220
 Hardeman County, TN (Correctional Facilities
  Corp.), 7.75s, 2017                                   1,000                1,072,780
 Humphreys County, TN, Certificates of
  Participation (DuPont), 6.7s, 2024                    1,750                1,889,930
 Knox County,TN, Industrial Development Board
  (Kroger Co.), 8.1s, 2003                              2,000                2,156,600
 Lawrenceburg, TN, Industrial Development Board
  (Tridon, Inc.), 9.875s, 2006                          1,000                1,035,000
 McMinn County, TN, Industrial Development
  Board, Pollution Control Rev. (Bowater),
  7.625s, 2016                                          1,000                1,046,410
 Memphis-Shelby County, TN, Airport Authority
  (Federal Express Corp.), 6.2s, 2014                   1,000                1,027,750
                                                                           -----------
                                                                           $ 9,942,106
--------------------------------------------------------------------------------------
Insured Health Care Revenue - 11.0%
 Bristol, TN, Health & Educational Facilities Board
  (Bristol Memorial), FGIC, 5.45s, 2021                $2,825              $ 2,726,718
 Jackson, TN, Hospital Rev. (Jackson-Madison
  County General Hospital), AMBAC, 5s, 2018             1,000                  900,340
 Johnson City, TN, Health & Education Financing
  Authority (Johnson City Medical Center
  Hospital), MBIA, 5.25s, 2016                          1,375                1,318,433
 Johnson City, TN, Health & Education Financing
  Authority (Johnson City Medical Center
  Hospital), MBIA, 5s, 2018                             3,000                2,698,560
 Knox County, TN, Health, Education & Housing
  Facilities Board (Fort Sanders), MBIA,
  5.75s, 2014                                           3,250                3,334,825

18 - MTN

--------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)                    Value
--------------------------------------------------------------------------------------
Insured Health Care Revenue - continued
 Metropolitan Government of Nashville & Davidson
  County, TN, Health & Education (Meharry
  Medical College), AMBAC, 5s, 2024                    $3,750             $  3,327,900
                                                                          ------------
                                                                          $ 14,306,776
--------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 4.6%
 Franklin, TN, Industrial Development Rev.
  (Landings Apartments), FSA, 6s, 2026                 $1,000             $  1,010,720
 Jackson, TN, Health, Education & Housing
  Facilities Board (Posthouse Apartments), FHA,
  7.1s, 2028                                            1,610                1,690,999
 Metropolitan Government of Nashville & Davidson
  County, TN, Health & Education Facility Board
  Rev. (Herman Street), FHA, 7.25s, 2032                  495                  520,216
 Metropolitan Government of Nashville & Davidson
  County, TN, Industrial Development Board, FHA,
  6.95s, 2026                                           1,000                1,051,010
 Metropolitan Government of Nashville & Davidson
  County, TN, Industrial Development Board, FHA,
  7.5s, 2029                                              695                  716,246
 Metropolitan Government of Nashville & Davidson
  County, TN, Industrial Development Board, FHA,
  7.7s, 2029                                            1,000                1,024,110
                                                                          ------------
                                                                          $  6,013,301
--------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 0.5%
 Virgin Islands Public Finance Authority,
  5.875s, 2018                                         $  730             $    708,363
--------------------------------------------------------------------------------------
Single Family Housing Revenue - 5.5%
 Shelby County, TN, Single Family Mortgage Rev.,
  FHA, 0s, 2015                                        $4,040             $    854,662
 Tennessee Housing Development Agency, 5.45s,
  2014                                                  2,535                2,459,634
 Tennessee Housing Development Agency, 0s, 2016         5,000                1,882,700
 Tennessee Housing Development Agency, 7.4s,
  2016                                                  1,495                1,536,427
 Tennessee Housing Development Agency, 7.125s,
  2026                                                    355                  360,165
                                                                          ------------
                                                                          $  7,093,588
--------------------------------------------------------------------------------------
Turnpike Revenue - 3.7%
 Puerto Rico Highway & Transportation Authority,
  FSA, 5s, 2016                                        $4,000             $  3,773,480
 Puerto Rico Highway & Transportation Authority,
  MBIA, 5.5s, 2015                                      1,000                1,014,480
                                                                          ------------
                                                                          $  4,787,960
--------------------------------------------------------------------------------------
Universities - 4.4%
 Jackson, TN, Health, Education & Housing
  Facilities Board (Lambuth University), Asset
  Guaranty, 5.9s, 2015                                 $1,000             $  1,019,560
 Metropolitan Government of Nashville & Davidson
  County, TN, Health, Educational & Housing
  Facilities Board (McKendree Village, Inc.),
  5.125s, 2020                                          1,000                  887,250
 Metropolitan Government of Nashville & Davidson
  County, TN, Health, Educational & Housing
  Facilities Board (Vanderbilt University),
  5.25s, 2012                                           1,000                  989,510
 Metropolitan Government of Nashville & Davidson
  County, TN, Health, Educational & Housing
  Facilities Board (Vanderbilt University), 5.3s, 2013  1,875                1,868,869

--------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)                    Value
--------------------------------------------------------------------------------------
Universities - continued
 Metropolitan Government of Nashville & Davidson
  County, TN, Health, Educational & Housing
  Facilities Board (Vanderbilt University),
  5.375s, 2014                                         $1,000             $    999,040
                                                                          ------------
                                                                          $  5,764,229
--------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 12.2%
 Clarksville, TN, Water, Sewer & Gas, MBIA,
  5.25s, 2018                                          $1,000             $    951,190
 Hallsdale Powell Utility District, AMBAC, 5s, 2019     1,000                  906,070
 Madison, TN, Utility Waterworks Refunding,
  MBIA, 5s, 2019                                        2,750                2,492,682
 Metropolitan Government of Nashville & Davidson
  County, TN, Water & Sewer Rev., AMBAC,
  8.469s, 2022 ++++                                     1,000                1,110,910
 Metropolitan Government of Nashville & Davidson
  County, TN, Water & Sewer Rev., FGIC,
  5.2s, 2013                                            2,000                1,971,000
 Metropolitan Government of Nashville & Davidson
  County, TN, Water & Sewer Rev., FGIC,
  5.1s, 2016                                            2,565                2,412,921
 Poplar Grove, TN, Utility District, Waterworks
  Rev., 6.375s, 2011                                      500                  517,165
 Puerto Rico Aqueduct & Sewer Rev., 6.25s, 2012         2,000                2,187,240
 White House Utility District, TN, Robertson &
  Sumner Counties Waterworks, FGIC, 0s, 2014            3,590                1,630,650
 White House Utility District, TN, Robertson &
  Sumner Counties Waterworks, FGIC, 5.25s, 2017         1,700                1,627,036
                                                                          ------------
                                                                          $ 15,806,864
--------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $124,986,843)                     $126,758,910
--------------------------------------------------------------------------------------
Floating Rate Demand Note - 0.4%
--------------------------------------------------------------------------------------
 Sevier County, TN, Public Building Authority, due
  10/07/99, at Identified Cost                         $  500             $    500,000
--------------------------------------------------------------------------------------
Total Investments (Identified Cost, $125,486,843)                         $127,258,910
Other Assets, Less Liabilities - 2.0%                                        2,584,385
--------------------------------------------------------------------------------------
Net assets - 100.0%                                                       $129,843,295
--------------------------------------------------------------------------------------
See portfolio footnotes and notes to financial statements.



                                                                        19 - MTN

Portfolio of Investments (Unaudited) - September 30, 1999

MFS VIRGINIA MUNICIPAL BOND FUND
Municipal Bonds - 97.4%

--------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)                    Value
--------------------------------------------------------------------------------------
General Obligation - 14.8%
 Bristol, VA, MBIA, 5.3s, 2018                         $1,250              $ 1,204,187
 Chesapeake, VA, Public Improvement, 5.375s, 2013       3,500                3,499,055
 Commonwealth of Puerto Rico, 5.5s, 2013                2,000                2,036,000
 Fairfax County, VA, 5.446s, 2016 +++++                 3,855                3,079,066
 Fairfax County, VA, 5.446s, 2017 +++++                 3,845                3,012,557
 Fairfax County, VA, Public Improvement, 5.5s, 2013     2,470                2,483,412
 Fairfax County, VA, Redevelopment & Housing
  Authority, 5.5s, 2017                                 2,225                2,220,773
 Lebanon, VA, 6.375s, 2011                              1,625                1,713,270
 Loudoun County, VA, 5.25s, 2015                          480                  468,634
 Loudoun County, VA, 5s, 2016                           1,000                  933,840
 Newport News, VA, 5s, 2017                             3,340                3,097,082
 Newport News, VA, 5s, 2018                             4,170                3,847,909
 Norfolk, VA, Parking System Rev., MBIA, 5s, 2020       1,630                1,476,959
 Richmond, VA, 0s, 2006                                 1,000                  739,850
 Richmond, VA, 0s, 2006                                 2,500                1,849,625
 Richmond, VA, 0s, 2007                                 5,280                3,697,637
 Richmond, VA, 0s, 2008                                 2,000                1,323,180
 Richmond, VA, 0s, 2008                                 5,270                3,486,579
 Richmond, VA, 0s, 2009                                 5,175                3,233,961
 Richmond, VA, 5.5s, 2009                               5,000                5,188,400
 Spotsylvania County, VA, FGIC, 6s, 2009                4,270                4,581,454
 Virginia Public School Authority, School
  Financing, 5.125s, 2016                               2,000                1,903,060
 Virginia Public School Authority, School
  Financing, 5.125s, 2017                               1,000                  945,540
                                                                           -----------
                                                                           $56,022,030
--------------------------------------------------------------------------------------
State and Local Appropriation - 11.9%
 Blue Ridge, VA, Regional Jail Authority, MBIA,
  5.2s, 2017 ###                                       $1,500              $ 1,428,525
 Blue Ridge, VA, Regional Jail Authority, MBIA,
  5.2s, 2021                                            4,830                4,533,438
 Chesapeake, VA, Industrial Development Authority
  (Chesapeake Court House), MBIA, 6.25s, 2011           3,985                4,342,614
 Chesapeake, VA, Industrial Development Authority
  (Chesapeake Court House), MBIA, 5.25s, 2017           2,000                1,923,820
 Chesterfield County, VA, Industrial Development
  Authority, Public Facilities, 7.5s, 2008              1,720                1,834,277
 Henrico County, VA, Industrial Development
  Authority Rev., 6.5s, 2010                            5,000                5,403,500
 Portsmouth, VA, Industrial Development Authority
  Rev., Hotel Conference Center & Parking, FSA,
  5.125s, 2014                                          1,170                1,126,230
 Portsmouth, VA, Industrial Development Authority
  Rev., Hotel Conference Center & Parking, FSA,
  5.125s, 2015                                          1,000                  954,960
 Portsmouth, VA, Industrial Development Authority
  Rev., Hotel Conference Center & Parking, FSA,
  5.125s, 2016                                          1,295                1,227,712
 Portsmouth, VA, Industrial Development Authority
  Rev., Hotel Conference Center & Parking, FSA,
  5.125s, 2017                                          1,360                1,278,169
 Puerto Rico Public Buildings Authority, 5.25s, 2021    3,075                2,867,007
 Puerto Rico Public Finance Corp., AMBAC, 6.99s,
  2013 +++++                                            2,000                2,036,440
 Puerto Rico Public Finance Corp., AMBAC,
  7.021s, 2016 +++++                                      500                  497,040
 Virginia Biotechnology Research Park (Biotech
  Two), 5.25s, 2018                                     8,800                8,314,416
 Virginia Public Building Authority, 5s, 2011           1,000                  982,040
 Virginia Public Building Authority, MBIA, 0s, 2007     9,000                6,118,830
                                                                           -----------
                                                                           $44,869,018
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)                    Value
--------------------------------------------------------------------------------------
Refunded and Special Obligations - 8.0%
 Albemarle County, VA, Industrial Development
  Authority, Health Services Rev., 6.5s, 2002          $1,000              $ 1,076,350
 Arlington County, VA, Industrial Development
  Authority (Arlington Hospital), 7.125s, 2001          1,000                1,072,790
 Carroll County, VA, Solid Waste Authority Rev.,
  7.5s, 2001                                            2,265                2,443,097
 Fairfax, Fauquier & Loudoun Counties, VA, Health
  Center Commission, Nursing Home Rev., 9s, 2000        1,810                1,929,732
 Hampton Roads, VA, Medical College General
  Rev., 6.875s, 2001                                    1,500                1,606,695
 New Kent County, VA, Industrial Development
  Authority, Public Facilities, 7.5s, 2001                700                  751,737
 Newport News, VA, 6.5s, 2000                           3,080                3,228,302
 Portsmouth, VA, 6.375s, 2001                           1,555                1,644,428
 Puerto Rico Aqueduct & Sewer Authority Rev.,
  9s, 2005                                              4,150                4,867,701
 Puerto Rico Aqueduct & Sewer Authority Rev.,
  10.25s, 2009                                            400                  512,796
 Richmond, VA, 6.5s, 2001                               2,000                2,096,220
 Virginia Beach, VA, Certificates of Participation
  (Judical Center), FGIC, 7.25s, 2000                   4,955                5,204,930
 Virginia Beach, VA, Water & Sewer Rev.,
  6.625s, 2002                                          1,400                1,495,494
 Virginia Public School Authority, 6.5s, 2004           1,875                2,060,887
                                                                           -----------
                                                                           $29,991,159
--------------------------------------------------------------------------------------
Airport and Port Revenue - 8.5%
 Metropolitan Washington, DC, Airport Rev.,
  7.6s, 2014                                           $5,030              $ 5,274,910
 Metropolitan Washington, DC, Airport Rev.,
  5.5s, 2016                                            2,465                2,380,081
 Metropolitan Washington, DC, Airport Rev.,
  5.75s, 2020                                          11,000               10,802,000
 Metropolitan Washington, DC, Airport Rev., MBIA,
  5s, 2018                                              2,000                1,787,220
 Metropolitan Washington, DC, Airport Rev., "A",
  MBIA, 6.625s, 2019                                    1,000                1,056,410
 Peninsula Airport Commission, VA, 7.3s, 2021           2,400                2,532,696
 Puerto Rico Ports Authority (American Airlines),
  6.3s, 2023                                            2,000                2,031,460
 Puerto Rico Ports Authority (American Airlines),
  6.25s, 2026                                           6,000                6,055,740
                                                                           -----------
                                                                           $31,920,517
--------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 3.5%
 Guam Power Authority Rev., AMBAC, 6.673s,
  2015 +++++                                           $1,010              $   950,026
 Halifax County, VA, Industrial Authority Rev. (Old
  Dominion Electric), 6s, 2022                          5,000                5,006,600
 Pittsylvania County, VA, Industrial Development
  Authority Rev., 7.5s, 2014                            4,000                4,256,760
 Puerto Rico Electric Power Authority, 6s, 2015         3,000                3,091,380
                                                                           -----------
                                                                           $13,304,766
--------------------------------------------------------------------------------------
Health Care Revenue - 4.1%
 Lynchburg, VA, Industrial Development Authority,
  5.2s, 2018                                           $1,000              $   919,000
 Martinsville, VA, Industrial Development Authority
  (Beverley Enterprises), 6.75s, 2004                   1,075                1,078,666
 Peninsula Ports, VA, Health Care Rev. (Riverside
  Health System), 6.625s, 2010                          1,500                1,614,555
 Peninsula Ports, VA, Health Care Rev. (Riverside
  Health System), 5s, 2018                              4,000                3,627,640

20 - MVA

--------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)                    Value
--------------------------------------------------------------------------------------
Health Care Revenue - continued
 Virginia Beach, VA, Development Authority
  (Beverly Enterprises), 10s, 2010                     $1,210              $ 1,266,107
 Virginia Beach, VA, Development Authority
  (Sentara Health System), 5.25s, 2014                  3,740                3,632,737
 Virginia Beach, VA, Development Authority
  (Sentara Health System), 4.75s, 2018                  3,750                3,263,100
                                                                           -----------
                                                                           $15,401,805
--------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 6.5%
 Bedford County, VA, Industrial Development
  Authority Rev. (Georgia Pacific Corp.), 5.6s, 2025   $6,000              $ 5,492,700
 Isle Wight County, VA, Industrial Development
  (Union Camp), 6.55s, 2024                             8,000                8,284,320
 Isle Wight County, VA, Industrial Development
  (Union Camp), 6.1s, 2027                              3,500                3,454,010
 Loudoun, VA, Industrial Development Authority
  Rev. (Dulles Airport Marriott Hotel), 7.125s, 2015    2,000                2,106,580
 Lynchburg, VA, Industrial Development Authority
  (Kroger Co.), 7.9s, 2011                              1,000                1,076,470
 Virginia Peninsula Ports Authority Rev. (Zeigler
  Coal), 6.9s, 2022                                     1,500                1,454,145
 West Point, VA, Industrial Development Authority,
  Solid Waste Disposal Rev. (Chesapeake Corp.),
  6.375s, 2019                                          2,600                2,651,948
                                                                           -----------
                                                                           $24,520,173
--------------------------------------------------------------------------------------
Insured Health Care Revenue - 10.3%
 Albemarle County, VA, Industrial Development
  Authority, First Mortgage Rev., FHA, 8.9s, 2026      $2,150              $ 2,277,753
 Danville, VA, Industrial Development Authority
  Hospital Rev. (Danville Regional Medical Center),
  AMBAC, 5.2s, 2018                                     2,500                2,366,875
 Fredericksburg, VA, Industrial Development
  (Medicorp Health Systems), AMBAC, 5.25s, 2023        11,000               10,251,450
 Front Royal-Warren County, VA, Industrial
  Development Authority, FHA, 9.45s, 2024               1,000                1,041,070
 Hanover County, VA, Industrial Development
  Authority, MBIA, 6s, 2009                             1,550                1,655,013
 Hanover County, VA, Industrial Development
  Authority (Memorial Regional Medical Center),
  MBIA, 6.5s, 2008                                      1,000                1,106,510
 Hanover County, VA, Industrial Development
  Authority (Memorial Regional Medical Center),
  MBIA, 6.5s, 2009                                      1,510                1,670,226
 Henrico County, VA, Industrial Development
  Authority Rev. (Bon Secours Health), MBIA,
  6.25s, 2020                                           1,500                1,607,460
 Medical College of Virginia, Hospital Authority
  Rev., MBIA, 5.125s, 2018                              3,000                2,789,130
 Peninsula Ports Authority, VA (Whittaker
  Memorial), FHA, 8.7s, 2023                            2,100                2,113,650
 Roanoke, VA, Industrial Development Authority,
  Hospital Rev. (Roanoke Memorial), MBIA,
  6.125s, 2017                                          6,000                6,350,160
 Winchester, VA, Industrial Development Authority,
  AMBAC, 9.195s, 2014 ++++                              4,900                5,530,238
                                                                           -----------
                                                                           $38,759,535
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)                    Value
--------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 3.4%
 Alexandria, VA, Redevelopment & Housing
  Finance Authority (Jefferson Village
  Apartments), 9s, 2018                                $4,000              $ 4,056,880
 Norfolk, VA, Redevelopment & Housing Authority
  (Dockside Apartments), FHA, 7.375s, 2028              2,000                2,079,960
 Virginia Housing Development Authority, 6.5s, 2013     2,300                2,409,480
 Virginia Housing Development Authority, 5.1s, 2015     1,550                1,460,069
 Virginia Housing Development Authority, 5.95s, 2016    1,905                1,943,690
 Virginia Housing Development Authority, 6.6s, 2022       965                  993,410
                                                                           -----------
                                                                           $12,943,489
--------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 1.0%
 Commonwealth of Puerto Rico, "A", AMBAC,
  5s, 2021                                             $3,000              $ 2,739,630
 Virgin Islands Public Finance Authority,
  5.625s, 2025                                          1,000                  948,430
                                                                           -----------
                                                                           $ 3,688,060
--------------------------------------------------------------------------------------
Single Family Housing Revenue - 8.3%
 Virginia Housing Development Authority, 7.67s,
  2019 ++++                                            $7,500              $ 7,599,525
 Virginia Housing Development Authority, 6.2s, 2021    15,000               15,138,600
 Virginia Housing Development Authority, 6.3s, 2025     8,500                8,644,330
                                                                           -----------
                                                                           $31,382,455
--------------------------------------------------------------------------------------
Solid Waste Revenue - 0.1%
 Arlington County, VA, Industrial Development
  Authority, Resource Recovery Rev., FSA,
  5.25s, 2010                                          $  500              $   499,335
--------------------------------------------------------------------------------------
Turnpike Revenue - 6.0%
 Chesapeake Bay, VA, Bridge & Tunnel Authority,
  FGIC, 0s, 2005                                       $4,535              $ 3,454,400
 North Virginia Transportation District, Commuter
  Rail (Railway Express), FSA, 5.375s, 2013             3,220                3,227,438
 North Virginia Transportation District, Commuter
  Rail (Railway Express), MBIA, 6s, 2010                1,240                1,329,739
 Pocahontas Parkway Assn., VA, Toll Road Rev.,
  0s, 2012                                              1,500                  692,430
 Pocahontas Parkway Assn., VA, Toll Road Rev.,
  0s, 2013                                              1,500                  647,685
 Pocahontas Parkway Assn., VA, Toll Road Rev.,
  0s, 2014                                              1,500                  605,235
 Pocahontas Parkway Assn., VA, Toll Road Rev.,
  0s, 2015                                              1,500                  560,670
 Pocahontas Parkway Assn., VA, Toll Road Rev.,
  0s, 2016                                              1,500                  522,630
 Puerto Rico Highway & Transportation Authority
  Rev., 5.5s, 2018                                      1,450                1,421,464
 Puerto Rico Highway & Transportation Authority
  Rev., FSA, 5.5s, 2015                                 2,000                2,028,960
 Virginia Transportation Board, Transportation
  Contract Rev., 6.5s, 2018                             3,500                3,688,300
 Virginia Transportation Board, US Route 58,
  5.125s, 2021                                          5,000                4,574,900
                                                                           -----------
                                                                           $22,753,851
--------------------------------------------------------------------------------------
Universities - 3.1%
 Hampton Roads, VA, Medical College General
  Rev., 6.875s, 2016                                   $2,000              $ 2,090,040
 Loudoun County, VA, Industrial Development
  Authority (George Washington University),
  6.25s, 2012                                           2,710                2,824,037

                                                                        21 - MVA

--------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)                    Value
--------------------------------------------------------------------------------------
Universities - continued
 Roanoke County, VA, Industrial Development
  Authority (Hollins College), 5.25s, 2023             $1,000             $    907,310
 Virginia College Building Authority, Educational
  Facilities Rev. (Hampden Syndey College),
  5s, 2016                                              1,730                1,600,977
 Virginia College Building Authority, Educational
  Facilities Rev. (Hampton University), 5s, 2018        1,655                1,474,638
 Virginia College Building Authority, Educational
  Facilities Rev. (Marymount), 7s, 2022                 2,500                2,711,500
                                                                          ------------
                                                                          $ 11,608,502
--------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 4.9%
 Chesterfield County, VA, Water & Sewer Rev.,
  0s, 2007                                             $6,000             $  4,016,700
 Chesterfield County, VA, Water & Sewer Rev.,
  0s, 2008                                              6,135                3,836,338
 Chesterfield County, VA, Water & Sewer Rev.,
  0s, 2009                                              6,135                3,632,534
 Hanover County, VA, Water & Sewer Systems,
  MBIA, 5.25s, 2026                                     2,000                1,875,400
 Henrico County, VA, Water & Sewer Rev.,
  5.25s, 2013                                           1,195                1,175,235
 Norfolk, VA, Water Rev., FSA, 5s, 2013                 1,905                1,824,475
 Prince William County, VA, Water & Sewer
  Systems Rev., FGIC, 5.5s, 2019                        2,000                1,954,900
                                                                          ------------
                                                                          $ 18,315,582
--------------------------------------------------------------------------------------
Other - 3.0%
 Danville, VA, Industrial Development Authority,
  Industrial Development Rev. (Piedmont Mall),
  8s, 2013                                             $2,875             $  2,936,094
 New River Valley, VA, Regional Jail Authority,
  MBIA, 5.125s, 2019                                    6,405                5,939,292
 Pamunkey, VA, Regional Jail Authority, MBIA,
  5.75s, 2018                                           2,500                2,522,276
                                                                          ------------
                                                                          $ 11,397,662
--------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $364,440,191)                     $367,377,939
--------------------------------------------------------------------------------------
Floating Rate Demand Note - 0.5%
--------------------------------------------------------------------------------------
 Harris County, TX, Industrial Development Corp.
  (Shell Oil Co.), due 10/01/99, at Identified Cost    $2,000             $  2,000,000
--------------------------------------------------------------------------------------
Total Investments (Identified Cost, $366,440,191)                         $369,377,939
Other Assets, Less Liabilities - 2.1%                                        7,901,898
--------------------------------------------------------------------------------------
Net assets - 100.0%                                                       $377,279,837
--------------------------------------------------------------------------------------
See portfolio footnotes and notes to financial statements.

MFS WEST VIRGINIA MUNICIPAL BOND FUND

Municipal Bonds - 98.1%%

--------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)                    Value
--------------------------------------------------------------------------------------
General Obligation - 17.6%
 Charleston, WV, Public Improvement, 7.2s, 2008        $1,240              $ 1,431,109
 Charleston, WV, Public Improvement, 7.2s, 2009         1,140                1,323,164
 Jefferson County, WV, Board of Education, FGIC,
  6.85s, 2009                                           1,680                1,898,434
 State of West Virginia, FGIC, 5s, 2015                 1,500                1,413,960
 State of West Virginia, FGIC, 5.5s, 2017               2,565                2,481,791
 State of West Virginia, FGIC, 5s, 2021                 4,000                3,585,520
 State of West Virginia, FGIC, 5.25s, 2026              8,000                7,402,640
 State of West Virginia, State Roads, 5.75s, 2015       2,000                2,039,940
 State of West Virginia, Water Development
  Authority Rev., FSA, 6.2s, 2024                       3,000                3,164,490
                                                                           -----------
                                                                           $24,741,048
--------------------------------------------------------------------------------------
State and Local Appropriation - 10.7%
 Charlestown, WV, Urban Renewal Authority Lease
  Rev., FSA, 5.05s, 2014                               $1,000              $   938,020
 Huntington, WV, Municipal Development Authority
  Rev., MBIA, 5.1s, 2018                                2,740                2,510,963
 Puerto Rico Public Buildings Authority, 5.25s, 2021    3,115                2,904,301
 State of West Virginia Building Commission,
  AMBAC, 6.646s, 2018 +++++                             5,770                5,390,450
 West Virginia School Building Authority,
  Refunding Capital Improvement, "B", FSA,
  5.25s, 2021                                           3,550                3,322,374
                                                                           -----------
                                                                           $15,066,108
--------------------------------------------------------------------------------------
Refunded and Special Obligations - 12.6%
 Cabell, WV, Board of Education, MBIA, 6s, 2006        $  500              $   535,490
 Kanawha County, WV, Building Commission (St.
  Francis Hospital), 7.5s, 2007                           215                  234,978
 Monongalia County, WV, Board of Education,
  MBIA, 7s, 2005                                          500                  556,855
 Ohio County, WV, Board of Education, MBIA,
  5.25s, 2018                                           1,180                1,141,615
 Puerto Rico Aqueduct & Sewer Authority Rev.,
  9s, 2005                                              1,500                1,759,410
 West Virginia Building Commission, Lease Rev.
  (West Virginia Regional Jail), MBIA, 7s, 2000         1,000                1,043,070
 West Virginia Building Commission, Lease Rev.
  (West Virginia Regional Jail), MBIA, 0s, 2007         3,150                2,136,519
 West Virginia Building Commission, Lease Rev.
  (West Virginia Regional Jail), MBIA, 0s, 2008         3,050                1,950,780
 West Virginia Building Commission, Lease Rev.
  (West Virginia Regional Jail), MBIA, 0s, 2009         2,500                1,507,800
 West Virginia Parkways, Economic Development
  & Tourism Authority, FGIC, 0s, 2005                   2,250                1,706,152
 West Virginia Parkways, Economic Development
  & Tourism Authority, FGIC, 0s, 2006                   2,500                1,794,650
 West Virginia Parkways, Economic Development
  & Tourism Authority, FGIC, 0s, 2007                   2,000                1,356,520
 West Virginia Parkways, Economic Development
  & Tourism Authority, FGIC, 0s, 2008                     610                  390,156
 West Virginia Water Development Authority,
  7.625s, 2000                                            500                  529,655
 West Virginia Water Development Authority,
  7.4s, 2001                                              750                  811,980
 West Virginia Water Development Authority,
  7.1s, 2009                                              220                  240,244
                                                                           -----------
                                                                           $17,695,874
--------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 11.6%
 Marshall County, WV, Pollution Control Rev. (Ohio
  Power Co.), 6.85s, 2022                              $2,000              $ 2,105,900

22 - MWV

--------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)                    Value
--------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - continued
 Marshall County, WV, Pollution Control Rev. (Ohio
  Power Co.), MBIA, 6.85s, 2022                        $3,150             $  3,350,655
 Mason County, WV, Pollution Control Rev.
  (Appalachian Power), MBIA, 6.6s, 2022                 7,000                7,454,300
 Putnam County, WV, Pollution Control Rev.
  (Applachian Power Co.), MBIA, 6.6s, 2019              3,200                3,397,824
                                                                          ------------
                                                                          $ 16,308,679
--------------------------------------------------------------------------------------
Health Care Revenue - 7.4%
 Berkeley County, WV, Building Commission,
  Hospital Rev. (City Hospital), 6.5s, 2022 ###        $2,500             $  2,561,675
 Monongalia County, WV, Health Facilities Rev.
  (Beverly Enterprises, Inc.), 5.625s, 2003               250                  247,462
 Monongalia County, WV, Health Facilities Rev.
  (Beverly Enterprises, Inc.), 5.875s, 2007               500                  490,315
 Ohio County, WV, County Commission Health
  System (Ohio Valley Medical Center), 5.75s, 2013        750                  711,368
 West Virginia Hospital Finance Authority
  (Charleston Area Medical Center), 6.5s, 2023          2,000                2,092,800
 West Virginia Hospital Finance Authority (Fairmont
  General Hospital), 6.625s, 2019                       2,000                2,060,880
 West Virginia Hospital Finance Authority (General
  Division Medical Building), 7.25s, 2014               2,000                2,160,700
                                                                          ------------
                                                                          $ 10,325,200
--------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 13.8%
 Braxton County, WV, Solid Waste Disposal
  (Weyerhaeuser Co.), 6.5s, 2025                       $2,000             $  2,093,920
 Jackson County, WV, Pollution Control Rev.
  (Kaiser Aluminum & Chemical Corp.), 6.5s, 2008        3,235                3,238,623
 Kanawha County, WV, Commercial Development
  Rev. (Kroger Co.), 8s, 2011                           1,000                1,076,230
 Kanawha County, WV, Commercial Development
  Rev. (May Department Stores Co.), 6.5s, 2003          3,000                3,173,010
 Kanawha County, WV, Pollution Control Rev.
  (Union Carbide Corp.), 8s, 2020                       2,000                2,082,620
 Monongalia County, WV, Commercial
  Development Rev. (Kroger Co.), 7.7s, 2012             2,000                2,171,340
 Ohio County, WV, Industrial Development Rev.
  (Kroger Co.), 8.125s, 2011                            2,000                2,161,700
 Putnam County, WV, Industrial Development Rev.
  (Rite Aid Corp.), 10.375s, 2002                         590                  592,537
 South Charleston, WV, Pollution Control Rev.
  (Union Carbide Corp.), 7.625s, 2005                   2,500                2,784,525
                                                                          ------------
                                                                          $ 19,374,505
--------------------------------------------------------------------------------------
Insured Health Care Revenue - 7.5%
 Harrison County, WV, Building Commission Rev.
  (Maplewood Retirement), AMBAC, 5.25s, 2021           $2,625             $  2,457,866
 Monongalia County, WV, Building Commission,
  Health Rev. (Monongalia General Hospital),
  MBIA, 6.625s, 2011                                    1,000                1,043,090
 Randolph County, WV, Community Health System
  Rev. (Davis Health System, Inc.), FSA, 5.2s, 202 1    1,000                  919,870
 West Virginia Hospital Finance Authority (Cabell
  Huntington Hospital), AMBAC, 6.25s, 2019              5,000                5,245,500
 West Virginia Hospital Finance Authority (West
  Virginia University Hospital), AMBAC, 5s, 2018        1,000                  894,560
                                                                          ------------
                                                                          $ 10,560,886
--------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 0.9%
 Huntington, WV, Housing Corp., Multi-Family Rev.,
  FNMA, 7.5s, 2024                                     $  800             $    824,160

--------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)                    Value
--------------------------------------------------------------------------------------
Multi-Family Housing Revenue - continued
 Webster County, WV, Housing Development Rev.
  (Circlebrook), FHA, 6.35s, 2008                      $  465             $    480,703
                                                                          ------------
                                                                          $  1,304,863
--------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 0.4%
 Virgin Islands Public Finance Authority,
  5.625s, 2025                                         $  500             $    474,215
--------------------------------------------------------------------------------------
Single Family Housing Revenue - 2.6%
 Berkeley County, WV, Residential Mortgage Rev.,
  7.875s, 2012                                         $  145             $    148,187
 Charles Town, WV, Residential Mortgage Rev.,
  6.2s, 2011                                              380                  386,521
 Mason County, WV, 0s, 2014                             1,700                  566,185
 West Virginia Housing Development Fund,
  7.2s, 2020                                            1,585                1,649,082
 West Virginia Housing Development Fund,
  5.3s, 2023                                            1,000                  923,260
                                                                          ------------
                                                                          $  3,673,235
Turnpike Revenue - 4.4%
--------------------------------------------------------------------------------------
 Puerto Rico Highway & Transportation Authority,
  5.5s, 2013                                           $1,500             $  1,519,680
 West Virginia Parkways, Economic Development
  & Tourism Authority, FGIC, 0s, 2006                   1,885                1,377,030
 West Virginia Parkways, Economic Development
  & Tourism Authority, FGIC, 7.452s, 2019 ++++          3,300                3,297,822
                                                                          ------------
                                                                          $  6,194,532
--------------------------------------------------------------------------------------
Universities - 1.9%
 West Virgina University Rev. (West Virginia
  Dormitory), AMBAC, 5s, 2022                          $2,000             $  1,769,880
 West Virginia University Rev. (West Virginia
  University), AMBAC, 5s, 2017                          1,000                  908,200
                                                                          ------------
                                                                          $  2,678,080
--------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 6.0% Beckley, WV, Industrial Development Rev.
  (Beckley Water Co.), 7s, 2017 ###                    $2,000             $  2,116,220
 Charleston, WV, Sewer Rev., MBIA, 6.5s, 2017           2,260                2,402,019
 Fairmont, WV, Waterworks Rev., AMBAC,
  5.25s, 2017                                           1,000                  949,910
 West Virginia Water Development Authority, FSA,
  5s, 2018                                              1,270                1,141,222
 West Virginia Water Development Authority, FSA,
  5.25s, 2035                                           2,000                1,829,060
                                                                          ------------
                                                                          $  8,438,431
--------------------------------------------------------------------------------------
Other - 0.7%
 West Virginia Building Commission, Lottery Rev.,
  MBIA, 5.25s, 2010                                    $1,000              $  1,013,140
--------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $133,771,555)                     $137,848,796
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                             Principal Amount
Issuer                                          (000 Omitted)                    Value
--------------------------------------------------------------------------------------
Floating Rate Demand Note - 0.2%
--------------------------------------------------------------------------------------
 Georgia Hospital Financing Authority Rev.
  (Hospital Loan Program), due 10/01/99,
  at Identified Cost                                     $300             $    300,000
--------------------------------------------------------------------------------------
Total Investments (Identified Cost, $134,071,555)                         $138,148,796
Other Assets, Less Liabilities - 1.7%                                        2,391,533
--------------------------------------------------------------------------------------
Net assets - 100.0%                                                       $140,540,329
--------------------------------------------------------------------------------------
See portfolio footnotes and notes to financial statements.

Portfolio Footnotes:
++++Inverse floating rate security.
   +Restricted security.
 ###Security segregated as collateral for an open futures contract.
  **Non-income producing security in default.



24 - MWV

Financial Statements

Statements of Assets and Liabilities (Unaudited)

--------------------------------------------------------------------------------------------------------------
                                                                                  Mississippi         New York
September 30, 1999                                                                       Fund             Fund
--------------------------------------------------------------------------------------------------------------
Assets:
 Investments -
  Identified cost                                                                 $75,153,634     $127,530,343
  Unrealized appreciation                                                           2,734,769        4,955,886
                                                                                  -----------     ------------
    Total, at value                                                               $77,888,403     $132,486,229
 Cash                                                                                  44,522           90,058
 Receivable for Fund shares sold                                                       18,925          205,051
 Receivable for investments sold                                                    1,724,908            5,000
 Interest receivable                                                                1,352,536        2,081,145
 Other assets                                                                             996            1,904
                                                                                  -----------     ------------
    Total assets                                                                  $81,030,290     $134,869,387
                                                                                  -----------     ------------
Liabilities:
 Distributions payable                                                            $   181,795     $    230,585
 Payable for Fund shares reacquired                                                    20,965           15,400
 Payable for investments purchased                                                  2,524,045               --
 Payable for daily variation margin on open future contracts                            1,687            2,813
 Payable to affiliates -
  Management fee                                                                          747            1,282
  Shareholder servicing agent fee                                                         213              366
  Distribution fee and service fee                                                      1,079            1,496
  Administrative fee                                                                       32               55
 Accrued expenses and other liabilities                                                60,422           78,000
                                                                                  -----------     ------------
    Total liabilities                                                             $ 2,790,985     $    329,997
                                                                                  -----------     ------------
Net assets                                                                        $78,239,305     $134,539,390
                                                                                  -----------     ------------
Net assets consist of:
 Paid-in capital                                                                  $78,740,892     $130,367,644
 Unrealized appreciation on investments                                             2,732,519        4,951,980
 Accumulated net realized loss on investments                                      (3,285,761)        (773,613)
 Accumulated undistributed (distributions in excess of)
  net investment income                                                                51,655           (6,621)
                                                                                  -----------     ------------
    Total                                                                         $78,239,305     $134,539,390
                                                                                  -----------     ------------
Shares of beneficial interest outstanding:
 Class A                                                                            7,063,132        9,954,254
 Class B                                                                            1,174,724        2,663,181
 Class C                                                                                   --               --
                                                                                  -----------     ------------
    Total shares of beneficial interest outstanding                                 8,237,856       12,617,435
                                                                                  -----------     ------------
Net assets:
 Class A                                                                          $67,072,807     $106,148,956
 Class B                                                                           11,166,498       28,390,434
 Class C                                                                                   --               --
                                                                                  -----------     ------------
    Total net assets                                                              $78,239,305     $134,539,390
                                                                                  -----------     ------------
Class A shares:
 Net asset value per share
  (net assets [divided by] shares of beneficial interest outstanding)                $9.50           $10.66
                                                                                     -----           ------
 Offering price per share (100 [divided by] 95.25 of net asset value per share)      $9.97           $11.19
                                                                                     -----           ------
Class B shares:
 Net asset value and offering price per share
  (net assets [divided by] shares of beneficial interest outstanding)                $9.51           $10.66
                                                                                     -----           ------
Class C shares:
 Net asset value and offering price per share
  (net assets [divided by] shares of beneficial interest outstanding)                   --               --
                                                                                     -----           ------



---------------------------------------------------------------------------------------------------------------
                                                                                 North Carolina    Pennsylvania
September 30, 1999                                                                         Fund            Fund
---------------------------------------------------------------------------------------------------------------
Assets:
 Investments -
  Identified cost                                                                  $383,904,865     $45,568,709
  Unrealized appreciation                                                             8,661,315         112,115
                                                                                   ------------     -----------
    Total, at value                                                                $392,566,180     $45,680,824
 Cash                                                                                   292,567          86,179
 Receivable for Fund shares sold                                                        423,492          62,654
 Receivable for investments sold                                                      3,155,328       1,538,297
 Interest receivable                                                                  6,881,578         694,793
 Other assets                                                                             5,606             451
                                                                                   ------------     -----------
    Total assets                                                                   $403,324,751     $48,063,198
                                                                                   ------------     -----------
Liabilities:
 Distributions payable                                                             $    696,761     $    77,140
 Payable for Fund shares reacquired                                                     341,543          58,556
 Payable for investments purchased                                                    1,471,890       1,539,027
 Payable for daily variation margin on open future contracts                              8,719             844
 Payable to affiliates -
  Management fee                                                                          3,824             442
  Shareholder servicing agent fee                                                         1,093              --
  Distribution fee and service fee                                                        5,008           2,400
  Administrative fee                                                                        164              --
 Accrued expenses and other liabilities                                                 140,814              --
                                                                                   ------------    ------------
    Total liabilities                                                              $  2,669,816     $ 1,678,409
                                                                                   ------------    ------------
Net assets                                                                         $400,654,935     $46,384,789
                                                                                   ------------    ------------
Net assets consist of:
 Paid-in capital                                                                   $393,983,268     $47,742,807
 Unrealized appreciation on investments                                               8,650,159         111,240
 Accumulated net realized loss on investments                                        (1,694,427)     (1,500,603)
 Accumulated undistributed (distributions in excess of)
  net investment income                                                                (284,065)         31,345
                                                                                   ------------     -----------
    Total                                                                          $400,654,935     $46,384,789
                                                                                   ------------     -----------
Shares of beneficial interest outstanding:
 Class A                                                                             29,062,749       2,462,673
 Class B                                                                              4,533,223       2,464,403
 Class C                                                                              1,300,331              --
                                                                                   ------------     -----------
    Total shares of beneficial interest outstanding                                  34,896,303       4,927,076
                                                                                   ------------     -----------
Net assets:
 Class A                                                                           $333,705,126     $23,155,897
 Class B                                                                             52,028,032      23,228,892
 Class C                                                                             14,921,777              --
                                                                                   ------------     -----------
    Total net assets                                                               $400,654,935     $46,384,789
                                                                                   ------------     -----------
Class A shares:
 Net asset value per share
  (net assets [divided by] shares of beneficial interest outstanding)                $11.48            $9.40
                                                                                     ------            -----
 Offering price per share (100 [divided by] 95.25 of net asset value per share)      $12.05            $9.87
                                                                                     ------            -----
Class B shares:
 Net asset value and offering price per share
  (net assets [divided by] shares of beneficial interest outstanding)                $11.48            $9.43
                                                                                     ------            -----
Class C shares:
 Net asset value and offering price per share
  (net assets [divided by] shares of beneficial interest outstanding)                $11.48               --
                                                                                     ------            -----

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.



See notes to financial statements.

------------------------------------------------------------------------------------------------
                                                                                  South Carolina
September 30, 1999                                                                          Fund
------------------------------------------------------------------------------------------------
Assets:
 Investments -
  Identified cost                                                                   $160,609,290
  Unrealized appreciation                                                              2,542,352
                                                                                    ------------
    Total, at value                                                                 $163,151,642
 Cash                                                                                     68,735
 Receivable for Fund shares sold                                                          91,228
 Receivable for investments sold                                                       6,771,426
 Interest receivable                                                                   2,395,599
 Other assets                                                                              2,319
                                                                                    ------------
    Total assets                                                                    $172,480,949
                                                                                    ------------
Liabilities:
 Distributions payable                                                              $    316,145
 Payable for Fund shares reacquired                                                      164,907
 Payable for investments purchased                                                     6,310,784
 Payable for daily variation margin on open future contracts                               3,656
 Payable to affiliates -
  Management fee                                                                           1,580
  Shareholder servicing agent fee                                                            451
  Distribution and service fee                                                             2,195
  Administrative fee                                                                          67
 Accrued expenses and other liabilities                                                   81,833
                                                                                    ------------
    Total liabilities                                                               $  6,881,618
                                                                                    ------------
Net assets                                                                          $165,599,331
                                                                                    ------------
Net assets consist of:
 Paid-in capital                                                                    $162,893,736
 Unrealized appreciation on investments                                                2,537,352
 Accumulated undistributed net realized
  gain (loss) on investments                                                             224,187
 Accumulated undistributed (distributions in excess of)
  net investment income                                                                  (55,944)
                                                                                    ------------
    Total                                                                           $165,599,331
                                                                                    ------------
Shares of beneficial interest outstanding:
 Class A                                                                              11,109,287
 Class B                                                                               2,958,542
 Class C                                                                                      --
                                                                                    ------------
    Total shares of beneficial interest outstanding                                   14,067,829
                                                                                    ------------
Net assets:
 Class A                                                                            $130,789,693
 Class B                                                                              34,809,638
 Class C                                                                                      --
                                                                                    ------------
    Total net assets                                                                $165,599,331
                                                                                    ------------
Class A shares:
 Net asset value per share
  (net assets [divided by] shares of beneficial interest outstanding)                  $11.77
                                                                                       ------
 Offering price per share (100 [divided by] 95.25 of net asset value per share)        $12.36
                                                                                       ------
Class B shares:
 Net asset value and offering price per share
  (net assets [divided by] shares of beneficial interest outstanding)                  $11.77
                                                                                       ------
Class C shares:
 Net asset value and offering price per share
  (net assets [divided by] shares of beneficial interest outstanding)                      --
                                                                                       ------




-----------------------------------------------------------------------------------------------------------------
                                                                                        Tennessee        Virginia
September 30, 1999                                                                           Fund            Fund
-----------------------------------------------------------------------------------------------------------------
Assets:
 Investments -
  Identified cost                                                                   $ 125,486,843    $366,440,191
  Unrealized appreciation                                                               1,772,067       2,937,748
                                                                                    -------------    ------------
    Total, at value                                                                 $ 127,258,910    $369,377,939
 Cash                                                                                      80,258          91,659
 Receivable for Fund shares sold                                                           23,296         258,259
 Receivable for investments sold                                                        1,060,215       8,694,552
 Interest receivable                                                                    1,796,548       6,057,712
 Other assets                                                                               1,667           5,338
                                                                                    -------------    ------------
    Total assets                                                                    $ 130,220,894    $384,485,459
                                                                                    -------------    ------------
Liabilities:
 Distributions payable                                                              $     253,528    $    790,065
 Payable for Fund shares reacquired                                                        39,927         124,023
 Payable for investments purchased                                                             --       6,156,107
 Payable for daily variation margin on open future contracts                                2,812           8,438
 Payable to affiliates -
  Management fee                                                                            1,239           3,597
  Shareholder servicing agent fee                                                             354           1,028
  Distribution and service fee                                                              1,644           4,277
  Administrative fee                                                                           53             154
 Accrued expenses and other liabilities                                                    78,042         117,933
                                                                                    -------------    ------------
    Total liabilities                                                               $     377,599    $  7,205,622
                                                                                    -------------    ------------
Net assets                                                                          $ 129,843,295    $377,279,837
                                                                                    -------------    ------------
Net assets consist of:
 Paid-in capital                                                                    $ 127,515,948    $375,626,130
 Unrealized appreciation on investments                                                 1,768,161       2,926,342
 Accumulated undistributed net realized
  gain (loss) on investments                                                              515,757        (368,173)
 Accumulated undistributed (distributions in excess of)
  net investment income                                                                    43,429        (904,462)
                                                                                    -------------    ------------
    Total                                                                           $ 129,843,295    $377,279,837
                                                                                    -------------    ------------
Shares of beneficial interest outstanding:
 Class A                                                                               10,410,848      30,776,818
 Class B                                                                                2,223,239       2,991,561
 Class C                                                                                       --         485,982
                                                                                    -------------    ------------
    Total shares of beneficial interest outstanding                                    12,634,087      34,254,361
                                                                                    -------------    ------------
Net assets:
 Class A                                                                            $ 107,005,900    $338,989,028
 Class B                                                                               22,837,395      32,937,140
 Class C                                                                                       --       5,353,669
                                                                                    -------------    ------------
    Total net assets                                                                $ 129,843,295    $377,279,837
                                                                                    -------------    ------------
Class A shares:
 Net asset value per share
  (net assets [divided by] shares of beneficial interest outstanding)                   $10.28          $11.01
                                                                                        ------          ------
 Offering price per share (100 [divided by] 95.25 of net asset value per share)         $10.79          $11.56
                                                                                        ------          ------
Class B shares:
 Net asset value and offering price per share
  (net assets [divided by] shares of beneficial interest outstanding)                   $10.27          $11.01
                                                                                        ------          ------
Class C shares:
 Net asset value and offering price per share
  (net assets [divided by] shares of beneficial interest outstanding)                       --          $11.02
                                                                                        ------          ------




-----------------------------------------------------------------------------------------------
                                                                                  West Virginia
September 30, 1999                                                                         Fund
-----------------------------------------------------------------------------------------------
Assets:
 Investments -
  Identified cost                                                                  $134,071,555
  Unrealized appreciation                                                             4,077,241
                                                                                   ------------
    Total, at value                                                                $138,148,796
 Cash                                                                                     3,167
 Receivable for Fund shares sold                                                        232,545
 Receivable for investments sold                                                         35,000
 Interest receivable                                                                  2,566,782
 Other assets                                                                             1,924
                                                                                   ------------
    Total assets                                                                   $140,988,214
                                                                                   ------------
Liabilities:
 Distributions payable                                                             $    264,343
 Payable for Fund shares reacquired                                                      95,729
 Payable for investments purchased                                                           --
 Payable for daily variation margin on open future contracts                              3,094
 Payable to affiliates -
  Management fee                                                                          1,339
  Shareholder servicing agent fee                                                           383
  Distribution and service fee                                                            1,627
  Administrative fee                                                                         57
 Accrued expenses and other liabilities                                                  81,313
                                                                                   ------------
    Total liabilities                                                              $    447,885
                                                                                   ------------
Net assets                                                                         $140,540,329
                                                                                   ------------
Net assets consist of:
 Paid-in capital                                                                   $139,859,938
 Unrealized appreciation on investments                                               4,073,085
 Accumulated undistributed net realized
  gain (loss) on investments                                                         (2,908,023)
 Accumulated undistributed (distributions in excess of)
  net investment income                                                                (484,671)
                                                                                   ------------
    Total                                                                          $140,540,329
                                                                                   ------------
Shares of beneficial interest outstanding:
 Class A                                                                             11,188,003
 Class B                                                                              1,459,382
 Class C                                                                                     --
                                                                                   ------------
    Total shares of beneficial interest outstanding                                  12,647,385
                                                                                   ------------
Net assets:
 Class A                                                                           $124,329,262
 Class B                                                                             16,211,067
 Class C                                                                                     --
                                                                                   ------------
    Total net assets                                                               $140,540,329
                                                                                   ------------
Class A shares:
 Net asset value per share
  (net assets [divided by] shares of beneficial interest outstanding)                  $11.11
                                                                                       ------
 Offering price per share (100 [divided by] 95.25 of net asset value per share)        $11.66
                                                                                       ------
Class B shares:
 Net asset value and offering price per share
  (net assets [divided by] shares of beneficial interest outstanding)                  $11.11
                                                                                       ------
Class C shares:
 Net asset value and offering price per share
  (net assets [divided by] shares of beneficial interest outstanding)                      --
                                                                                       ------


On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.



See notes to financial statements.

Statements of Operations (Unaudited)

-------------------------------------------------------------------------------------------------------------------------
                                                           Mississippi         New York   North Carolina     Pennsylvania
Six Months Ended September 30, 1999                               Fund             Fund             Fund             Fund
-------------------------------------------------------------------------------------------------------------------------
Net investment income:
 Interest income                                          $  2,232,887     $  4,094,398    $  12,205,563     $  1,259,918
                                                          ------------     ------------    -------------     ------------
 Expenses -
  Management fee                                          $    213,942     $    386,147    $   1,147,506     $    128,111
  Trustees' compensation                                         9,286            9,927            9,626            9,264
  Shareholder servicing agent fee                               38,918           70,232          208,715           23,318
  Distribution and service fee (Class A)                            --          138,773          612,051               --
  Distribution and service fee (Class B)                        45,534          147,232          263,143           96,625
  Distribution and service fee (Class C)                            --               --           75,281               --
  Administrative fee                                             5,838           10,535           31,307            3,495
  Custodian fee                                                 15,786           22,553           63,112           10,307
  Printing                                                       2,639            4,860           12,555            1,718
  Postage                                                        1,546            3,176            7,295              816
  Auditing fees                                                 15,341           13,841           15,342           15,341
  Legal fees                                                     3,766            1,038            3,581            5,571
  Miscellaneous                                                 33,185           28,937           83,695           23,342
                                                          ------------     ------------    -------------     ------------
    Total expenses                                        $    385,781     $    837,251    $   2,533,209     $    317,908
  Fees paid indirectly                                          (5,842)         (18,287)         (38,803)          (4,211)
  Reduction of expenses by investment adviser                  (64,719)        (116,479)        (346,421)        (127,708)
                                                          ------------     ------------    -------------     ------------
    Net expenses                                          $    315,220     $    702,485    $   2,147,985     $    185,989
                                                          ------------     ------------    -------------     ------------
     Net investment income                                $  1,917,667     $  3,391,913    $  10,057,578     $  1,073,929
                                                          ------------     ------------    -------------     ------------
Realized and unrealized gain (loss) on investments:
 Realized gain (loss) (identified cost basis) -
  Investment transactions                                 $    (80,024)    $   (293,715)   $    (818,445)    $    (75,005)
  Futures contracts                                             (5,482)          (9,168)         (26,087)          43,379
                                                          ------------     ------------    -------------     ------------
    Net realized loss on investments                      $    (85,506)    $   (302,883)   $    (844,532)    $    (31,626)
                                                          ------------     ------------    -------------     ------------
 Change in unrealized depreciation -
  Investments                                             $ (3,395,614)    $ (7,449,333)   $ (22,436,587)    $ (2,375,639)
  Futures contracts                                             (2,250)          (3,906)         (11,156)            (875)
                                                          ------------     ------------    -------------     ------------
     Net unrealized loss on investments                   $ (3,397,864)    $ (7,453,239)   $ (22,447,743)    $ (2,376,514)
                                                          ------------     ------------    -------------     ------------
      Net realized and unrealized loss on investments     $ (3,483,370)    $ (7,756,122)   $ (23,292,275)    $ (2,408,140)
                                                          ------------     ------------    -------------     ------------
       Decrease in net assets from operations             $ (1,565,703)    $ (4,364,209)   $ (13,234,697)    $ (1,334,211)
                                                          ============     ============    =============     ============

See notes to financial statements.

-------------------------------------------------------------------------------------------------------------------------
                                                        South Carolina        Tennessee         Virginia    West Virginia
Six Months Ended September 30, 1999                               Fund             Fund             Fund             Fund
-------------------------------------------------------------------------------------------------------------------------
Net investment income:
 Interest income                                         $   4,978,518     $  3,878,784     $  11,481,047     $  4,342,512
                                                         -------------     ------------     -------------     ------------
 Expenses -
  Management fee                                         $     481,152     $    381,125     $   1,083,649     $    402,111
  Trustees' compensation                                         9,384            9,200             9,667            9,535
  Shareholder servicing agent fee                               87,511           69,320           197,099           73,139
  Distribution and service fee (Class A)                       243,613          201,859           618,626          226,804
  Distribution and service fee (Class B)                       179,072          116,460           173,592           83,372
  Distribution and service fee (Class C)                            --               --            29,884               --
  Administrative fee                                            13,127           10,398            29,564           10,971
  Custodian fee                                                 29,119           25,658            62,566           24,126
  Printing                                                       4,046            2,999            12,167            4,581
  Postage                                                        2,900            2,058             7,599            2,586
  Auditing fees                                                 15,341           14,091            15,591           15,341
  Legal fees                                                     2,980            2,212             3,469            3,942
  Miscellaneous                                                 30,392           37,132            60,794           30,279
                                                         -------------     ------------     -------------     ------------
    Total expenses                                       $   1,098,637     $    872,512     $   2,304,267     $    886,787
  Fees paid indirectly                                         (13,167)          (7,097)          (36,595)          (9,444)
  Reduction of expenses by investment adviser                 (145,136)        (115,135)         (327,095)        (121,406)
                                                         -------------     ------------     -------------     ------------
    Net expenses                                         $     940,334     $    750,280     $   1,940,577     $    755,937
                                                         -------------     ------------     -------------     ------------
     Net investment income                               $   4,038,184     $  3,128,504     $   9,540,470     $  3,586,575
                                                         -------------     ------------     -------------     ------------
Realized and unrealized gain (loss) on investments:
 Realized gain (loss) (identified cost basis) -
  Investment transactions                                $    (295,668)    $   (299,447)    $     556,850     $   (105,996)
  Futures contracts                                             93,304           (9,565)          786,194           (7,364)
                                                         -------------     ------------     -------------     ------------
    Net realized gain (loss) on investments              $    (202,364)    $   (309,012)    $   1,343,044     $   (113,360)
                                                         -------------     ------------     -------------     ------------
 Change in unrealized depreciation -
  Investments                                            $ (10,036,881)    $ (7,479,158)    $ (21,887,424)    $ (8,001,968)
  Futures contracts                                             (5,000)          (3,906)          (11,406)          (4,156)
                                                         -------------     ------------     -------------     ------------
     Net unrealized loss on investments                  $ (10,041,881)    $ (7,483,064)    $ (21,898,830)    $ (8,006,124)
                                                         -------------     ------------     -------------     ------------
      Net realized and unrealized loss on investments    $ (10,244,245)    $ (7,792,076)    $ (20,555,786)    $ (8,119,484)
                                                         -------------     ------------     -------------     ------------
       Decrease in net assets from operations            $  (6,206,061)    $ (4,663,572)    $ (11,015,316)    $ (4,532,909)
                                                         =============     ============     =============     ============

See notes to financial statements.

Statements of Changes in Net Assets (Unaudited)

------------------------------------------------------------------------------------
                                                                         Mississippi
Six Months Ended September 30, 1999                                             Fund
------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
 Net investment income                                                  $  1,917,667
 Net realized loss on investments                                            (85,506)
 Net unrealized loss on investments                                       (3,397,864)
                                                                        ------------
  Decrease in net assets from operations                                $ (1,565,703)
                                                                        ------------
Distributions declared to shareholders -
 From net investment income (Class A)                                   $ (1,701,240)
 From net investment income (Class B)                                       (247,763)
 From net investment income (Class C)                                             --
                                                                        ------------
  Total distributions declared to shareholders                          $ (1,949,003)
                                                                        ------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                                       $  7,840,889
 Net asset value of shares issued to shareholders
  in reinvestment of distributions                                           835,098
 Cost of shares reacquired                                                (5,256,248)
                                                                        ------------
 Net increase (decrease) in net assets from
  Fund share transactions                                               $  3,419,739
                                                                        ------------
    Total increase (decrease) in net assets                             $    (94,967)
Net assets:
 At beginning of period                                                   78,334,272
                                                                        ------------
 At end of period                                                       $ 78,239,305
                                                                        ============
Accumulated undistributed (distributions in excess of) net investment
 income included in net assets at end of period                         $     51,655
                                                                        ============


-----------------------------------------------------------------------------------------------------------------------
                                                                              New York   North Carolina    Pennsylvania
Six Months Ended September 30, 1999                                               Fund             Fund            Fund
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
 Net investment income                                                   $   3,391,913    $  10,057,578    $  1,073,929
 Net realized loss on investments                                             (302,883)        (844,532)        (31,626)
 Net unrealized loss on investments                                         (7,453,239)     (22,447,743)     (2,376,514)
                                                                         -------------    -------------    ------------
  Decrease in net assets from operations                                 $  (4,364,209)   $ (13,234,697)   $ (1,334,211)
                                                                         -------------    -------------    ------------
Distributions declared to shareholders -
 From net investment income (Class A)                                    $  (2,769,344)   $  (8,471,314)   $   (565,844)
 From net investment income (Class B)                                         (624,507)      (1,104,669)       (502,647)
 From net investment income (Class C)                                               --         (315,791)             --
                                                                         -------------    -------------    ------------
  Total distributions declared to shareholders                           $  (3,393,851)   $  (9,891,774)   $ (1,068,491)
                                                                         -------------    -------------    ------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                                        $   6,091,912    $  16,078,932    $  6,527,546
 Net asset value of shares issued to shareholders
  in reinvestment of distributions                                           1,988,134        5,722,117         617,477
 Cost of shares reacquired                                                 (12,957,032)     (28,713,063)     (4,035,603)
                                                                         -------------    -------------    ------------
 Net increase (decrease) in net assets from
  Fund share transactions                                                $  (4,876,986)   $  (6,912,014)   $  3,109,420
                                                                         -------------    -------------    ------------
    Total increase (decrease) in net assets                              $ (12,635,046)   $ (30,038,485)   $    706,718
Net assets:
 At beginning of period                                                    147,174,436      430,693,420      45,678,071
                                                                         -------------    -------------    ------------
 At end of period                                                        $ 134,539,390    $ 400,654,935    $ 46,384,789
                                                                         =============    =============    ============
Accumulated undistributed (distributions in excess of) net investment
 income included in net assets at end of period                          $      (6,621)   $    (284,065)   $     31,345
                                                                         =============    =============    ============

See notes to financial statements.

-------------------------------------------------------------------------------
                                                                 South Carolina
Six Months Ended September 30, 1999                                        Fund
-------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
 Net investment income                                            $   4,038,184
 Net realized gain (loss) on investments                               (202,364)
 Net unrealized loss on investments                                 (10,041,881)
                                                                  -------------
  Decrease in net assets from operations                          $  (6,206,061)
                                                                  -------------
Distributions declared to shareholders -
 From net investment income (Class A)                             $  (3,267,548)
 From net investment income (Class B)                                  (724,767)
 From net investment income (Class C)                                        --
                                                                  -------------
  Total distributions declared to shareholders                    $  (3,992,315)
                                                                  -------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                                 $   6,305,795
 Net asset value of shares issued to shareholders
  in reinvestment of distributions                                    2,094,585
 Cost of shares reacquired                                          (14,615,058)
                                                                  -------------
 Net decrease in net assets from
  Fund share transactions                                         $  (6,214,678)
                                                                  -------------
    Total decrease in net assets                                  $ (16,413,054)
Net assets:
 At beginning of period                                             182,012,385
                                                                  -------------
 At end of period                                                 $ 165,599,331
                                                                  =============
Accumulated undistributed (distributions in excess of)
 net investment income included in net assets at end of period    $     (55,944)
                                                                  =============



------------------------------------------------------------------------------------------------------------------
                                                                       Tennessee         Virginia    West Virginia
Six Months Ended September 30, 1999                                         Fund             Fund             Fund
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
 Net investment income                                             $   3,128,504    $   9,540,470    $   3,586,575
 Net realized gain (loss) on investments                                (309,012)       1,343,044         (113,360)
 Net unrealized loss on investments                                   (7,483,064)     (21,898,830)      (8,006,124)
                                                                   -------------    -------------    -------------
  Decrease in net assets from operations                           $  (4,663,572)   $ (11,015,316)   $  (4,532,909)
                                                                   -------------    -------------    -------------
Distributions declared to shareholders -
 From net investment income (Class A)                              $  (2,681,304)   $  (8,595,427)   $  (3,204,076)
 From net investment income (Class B)                                   (465,960)        (731,515)        (358,191)
 From net investment income (Class C)                                         --         (125,182)              --
                                                                   -------------    -------------    -------------
  Total distributions declared to shareholders                     $  (3,147,264)   $  (9,452,124)   $  (3,562,267)
                                                                   -------------    -------------    -------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                                  $   8,564,771    $  13,432,959    $   4,276,312
 Net asset value of shares issued to shareholders
  in reinvestment of distributions                                     1,610,718        4,678,505        1,992,247
 Cost of shares reacquired                                           (12,582,588)     (28,412,112)      (8,254,863)
                                                                   -------------    -------------    -------------
 Net decrease in net assets from
  Fund share transactions                                          $  (2,407,099)   $ (10,300,648)   $  (1,986,304)
                                                                   -------------    -------------    -------------
    Total decrease in net assets                                   $ (10,217,935)   $ (30,768,088)   $ (10,081,480)
Net assets:
 At beginning of period                                              140,061,230      408,047,925      150,621,809
                                                                   -------------    -------------    -------------
 At end of period                                                  $ 129,843,295    $ 377,279,837    $ 140,540,329
                                                                   =============    =============    =============
Accumulated undistributed (distributions in excess of)
 net investment income included in net assets at end of period     $      43,429    $    (904,462)   $    (484,671)
                                                                   =============    =============    =============

See notes to financial statements.

-------------------------------------------------------------------------------
                                                                    Mississippi
Year Ended March 31, 1999                                                  Fund
-------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
 Net investment income                                             $  3,716,756
 Net realized gain on investments                                        94,562
 Net unrealized gain (loss) on investments                              308,084
                                                                   ------------
  Increase in net assets from operations                           $  4,119,402
                                                                   ------------
Distributions declared to shareholders -
 From net investment income (Class A)                              $ (3,287,679)
 From net investment income (Class B)                                  (454,600)
 From net investment income (Class C)                                        --
 In excess of net investment income (Class A)                                --
 In excess of net investment income (Class B)                                --
                                                                   ------------
    Total distributions declared to shareholders                   $ (3,742,279)
                                                                   ------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                                  $  7,347,508
 Net asset value of shares issued to shareholders
  in reinvestment of distributions                                    1,634,892
 Cost of shares reacquired                                           (7,804,067)
                                                                   ------------
 Net increase (decrease) in net assets from
  Fund share transactions                                          $  1,178,333
                                                                   ------------
    Total increase (decrease) in net assets                        $  1,555,456
Net assets:
 At beginning of period                                              76,778,816
                                                                   ------------
 At end of period                                                  $ 78,334,272
                                                                   ============
Accumulated undistributed (distributions in excess of)
 net investment income included in net assets at end of period     $     82,991
                                                                   ============



-----------------------------------------------------------------------------------------------------------------
                                                                       New York    North Carolina    Pennsylvania
Year Ended March 31, 1999                                                  Fund              Fund            Fund
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
 Net investment income                                            $   6,933,079    $   20,147,252    $  1,854,082
 Net realized gain on investments                                     2,321,410         5,141,594         190,272
 Net unrealized gain (loss) on investments                           (2,186,539)       (5,778,205)        119,606
                                                                  -------------    --------------    ------------
  Increase in net assets from operations                          $   7,067,950    $   19,510,641    $  2,163,960
                                                                  -------------    --------------    ------------
Distributions declared to shareholders -
 From net investment income (Class A)                             $  (5,734,216)   $  (17,636,624)   $   (968,779)
 From net investment income (Class B)                                (1,208,410)       (1,992,249)       (895,842)
 From net investment income (Class C)                                        --          (445,446)             --
 In excess of net investment income (Class A)                            (3,870)               --              --
 In excess of net investment income (Class B)                              (815)               --              --
                                                                  -------------    --------------    ------------
    Total distributions declared to shareholders                  $  (6,947,311)   $  (20,074,319)   $ (1,864,621)
                                                                  -------------    --------------    ------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                                 $  29,293,927    $   95,174,583    $  9,693,546
 Net asset value of shares issued to shareholders
  in reinvestment of distributions                                    4,020,370        11,591,211       1,050,475
 Cost of shares reacquired                                          (32,254,619)     (108,484,241)     (4,833,679)
                                                                  -------------    --------------    ------------
 Net increase (decrease) in net assets from
  Fund share transactions                                         $   1,059,678    $   (1,718,447)   $  5,910,342
                                                                  -------------    --------------    ------------
    Total increase (decrease) in net assets                       $   1,180,317    $   (2,282,125)   $  6,209,681
Net assets:
 At beginning of period                                             145,994,119       432,975,545      39,468,390
                                                                  -------------    --------------    ------------
 At end of period                                                 $ 147,174,436    $  430,693,420    $ 45,678,071
                                                                  =============    ==============    ============
Accumulated undistributed (distributions in excess of)
 net investment income included in net assets at end of period    $      (4,683)   $     (449,869)   $     25,907
                                                                  =============    ==============    ============

See notes to financial statements.

------------------------------------------------------------------------------------------------
                                                                   South Carolina      Tennessee
Year Ended March 31, 1999                                                    Fund           Fund
------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
 Net investment income                                            $   7,935,924    $   6,013,864
 Net realized gain on investments                                     1,589,817        1,051,618
 Net unrealized loss on investments                                  (2,199,147)      (1,234,421)
                                                                  -------------    -------------
  Increase in net assets from operations                          $   7,326,594    $   5,831,061
                                                                  -------------    -------------
Distributions declared to shareholders -
 From net investment income (Class A)                             $  (6,682,276)   $  (5,137,762)
 From net investment income (Class B)                                (1,253,648)        (821,549)
 From net investment income (Class C)                                        --               --
 From net realized gain on investments (Class A)                             --         (337,988)
 From net realized gain on investments (Class B)                             --          (64,567)
 In excess of net investment income (Class A)                           (23,065)              --
 In excess of net investment income (Class B)                            (4,327)              --
                                                                  -------------    -------------
    Total distributions declared to shareholders                  $  (7,963,316)   $  (6,361,866)
                                                                  -------------    -------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                                 $  21,347,777    $  23,846,170
 Net asset value of shares issued to shareholders
  in reinvestment of distributions                                    4,185,898        3,141,165
 Cost of shares reacquired                                          (19,791,022)     (13,464,339)
                                                                  -------------    -------------
 Net increase (decrease) in net assets from
  Fund share transactions                                         $   5,742,653    $  13,522,996
                                                                  -------------    -------------
    Total increase (decrease) in net assets                       $   5,105,931    $  12,992,191
Net assets:
 At beginning of period                                             176,906,454      127,069,039
                                                                  -------------    -------------
 At end of period                                                 $ 182,012,385    $ 140,061,230
                                                                  =============    =============
Accumulated undistributed (distributions in excess of)
 net investment income included in net assets at end of period    $    (101,813)   $      62,189
                                                                  =============    =============



-------------------------------------------------------------------------------------------------
                                                                        Virginia    West Virginia
Year Ended March 31, 1999                                                   Fund             Fund
-------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
 Net investment income                                             $  19,019,822    $   6,968,680
 Net realized gain on investments                                      5,086,588          486,002
 Net unrealized loss on investments                                   (5,493,034)        (796,403)
                                                                   -------------    -------------
  Increase in net assets from operations                           $  18,613,376    $   6,658,279
                                                                   -------------    -------------
Distributions declared to shareholders -
 From net investment income (Class A)                              $ (17,358,181)   $  (6,282,387)
 From net investment income (Class B)                                 (1,394,357)        (686,293)
 From net investment income (Class C)                                   (179,277)              --
 From net realized gain on investments (Class A)                              --               --
 From net realized gain on investments (Class B)                              --               --
 In excess of net investment income (Class A)                                 --          (26,990)
 In excess of net investment income (Class B)                                 --           (2,948)
                                                                   -------------    -------------
    Total distributions declared to shareholders                   $ (18,931,815)   $  (6,998,618)
                                                                   -------------    -------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                                  $  56,562,932    $  15,549,189
 Net asset value of shares issued to shareholders
  in reinvestment of distributions                                     9,409,188        3,876,569
 Cost of shares reacquired                                           (66,614,366)     (13,937,487)
                                                                   -------------    -------------
 Net increase (decrease) in net assets from
  Fund share transactions                                          $    (642,246)   $   5,488,271
                                                                   -------------    -------------
    Total increase (decrease) in net assets                        $    (960,685)   $   5,147,932
Net assets:
 At beginning of period                                              409,008,610      145,473,877
                                                                   -------------    -------------
 At end of period                                                  $ 408,047,925    $ 150,621,809
                                                                   =============    =============
Accumulated undistributed (distributions in excess of)
 net investment income included in net assets at end of period     $    (992,808)   $    (508,979)
                                                                   =============    =============

See notes to financial statements.

Financial Highlights

-------------------------------------------------------------------------------------------------------
                                                                                       Mississippi Fund
-------------------------------------------------------------------------------------------------------
                                                                                             Six Months
                                                                                                  Ended
                                                                                          September 30,
                                                                                                   1999
                                                                                       ----------------
                                                                                            (Unaudited)
-------------------------------------------------------------------------------------------------------
                                                                                                Class A
-------------------------------------------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                                                           $  9.93
                                                                                                -------
Income from investment operations# -
 Net investment income[sec]                                                                     $  0.24
 Net realized and unrealized gain (loss) on
  investments                                                                                     (0.42)
                                                                                                -------
  Total from investment operations                                                              $ (0.18)
                                                                                                -------
Less distributions declared to shareholders -
 From net investment income                                                                     $ (0.25)
 From net realized gain on investments                                                               --
 In excess of net investment income                                                                  --
 In excess of net realized gain on investments                                                       --
                                                                                                -------
  Total distributions declared to shareholders                                                  $ (0.25)
                                                                                                -------
Net asset value - end of period                                                                 $  9.50
                                                                                                -------
Total return++                                                                                    (1.85)%++
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                                                        0.71%+
 Net investment income                                                                             5.02%+
Portfolio turnover                                                                                    8%
Net assets at end of period (000 omitted)                                                       $67,073

[sec]Subject to reimbursement, the Fund pays MFS a fee not greater than 0.40% of average daily net assets pursuant to a temporary expense arrangement in which MFS has voluntarily agreed to pay all of the Fund's operating expenses exclusive of management and distribution and service fees for certain of the periods indicated. In  addition, the investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment income per share and the ratios would have been:

           Net investment income                                                                $  0.23
           Ratios (to average net assets):
             Expenses##                                                                            0.88%+
             Net investment income                                                                 4.85%+

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
   ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.



                                                                                Year Ended March 31,
                                                                         ---------------------------------
                                                                           1999        1998           1997
                                                                         ------      ------      ---------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                                    $ 9.88      $ 9.35      $    9.35
                                                                         ------      ------      ---------
Income from investment operations# -
 Net investment income[sec]                                              $ 0.49      $ 0.49      $    0.48
 Net realized and unrealized gain (loss) on
  investments                                                              0.06        0.52           0.00+++
                                                                         ------      ------      ---------
  Total from investment operations                                       $ 0.55      $ 1.01      $    0.48
                                                                         ------      ------      ---------
Less distributions declared to shareholders -
 From net investment income                                              $(0.50)     $(0.48)     $   (0.48)
 From net realized gain on investments                                     --          --            --
 In excess of net investment income                                        --          --            --
 In excess of net realized gain on investments                             --          --            --
                                                                         -------     -------     ---------
  Total distributions declared to shareholders                           $(0.50)     $(0.48)     $   (0.48)
                                                                         -------     -------     ---------
Net asset value - end of period                                          $ 9.93      $ 9.88      $    9.35
                                                                         -------     -------     ---------
Total return++                                                              5.62%      11.02%         5.22%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                                 0.73%       0.78%         0.87%
 Net investment income                                                      4.94%       5.04%         5.14%
Portfolio turnover                                                             6%         18%           17%
Net assets at end of period (000 omitted)                                $66,869     $66,061     $  66,630

[sec]Subject to reimbursement, the Fund pays MFS a fee not greater than 0.40% of average daily net assets pursuant to a temporary expense arrangement in which MFS has voluntarily agreed to pay all of the
     Fund's operating expenses exclusive of management and distribution and service fees for certain of the periods indicated. In addition, the investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment income per share and the ratios would have been:

           Net investment income                                         $ 0.48      $ 0.48          --
           Ratios (to average net assets):
             Expenses##                                                    0.85%       0.85%         --
             Net investment income                                         4.82%       4.97%         --

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
   ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.


                                                                  Year Ended March 31,
                                                               --------------------------
                                                                    1996             1995
                                                               --------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                          $    9.15        $    9.19
                                                               ---------        ---------
Income from investment operations# -
 Net investment income[sec]                                    $    0.52        $    0.54
 Net realized and unrealized gain (loss) on
  investments                                                       0.20            (0.01)
                                                               ---------        ---------
  Total from investment operations                             $    0.72        $    0.53
                                                               ---------        ---------
Less distributions declared to shareholders -
 From net investment income                                    $   (0.52)       $   (0.54)
 From net realized gain on investments                                --            (0.00)+++
 In excess of net investment income                                (0.00)+++        (0.00)+++
 In excess of net realized gain on investments                        --            (0.03)
                                                               ---------        ---------
  Total distributions declared to shareholders                 $   (0.52)       $   (0.57)
                                                               ---------        ---------
Net asset value - end of period                                $    9.35        $    9.15
                                                               ---------        ---------
Total return++                                                      7.99%            6.08%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                         0.45%            0.22%
 Net investment income                                              5.51%            5.99%
Portfolio turnover                                                    31%              47%
Net assets at end of period (000 omitted)                      $  74,435        $  79,033

[sec]Subject to reimbursement, the Fund pays MFS a fee not greater than 0.40% of average daily net assets pursuant to a temporary expense arrangement in which MFS has voluntarily agreed to pay all of the Fund's operating expenses exclusive of management and distribution and service fees for certain of the periods indicated.
     In addition, the investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment income per share and the ratios would have been:

       Net investment income                                   $    0.48        $    0.48
       Ratios (to average net assets):
         Expenses##                                                 0.88%            0.93%
         Net investment income                                      5.08%            5.28%

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the
     Fund's expenses are calculated without reduction for this expense offset arrangement.
   ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

---------------------------------------------------------------------------------
                                                    Mississippi Fund
---------------------------------------------------------------------------------
                                                          Six Months   Year Ended
                                                               Ended    March 31,
                                                       September 30, ------------
                                                                1999         1999
                                                       --------------------------
                                                         (Unaudited)
---------------------------------------------------------------------------------
                                                             Class B
---------------------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                      $    9.94       $ 9.89
                                                           ---------       ------
Income from investment operations# -
 Net investment income[sec]                                $    0.21       $ 0.41
 Net realized and unrealized gain (loss) on
  investments                                                  (0.43)        0.06
                                                           ---------       ------
  Total from investment operations                         $   (0.22)      $ 0.47
                                                           ---------       ------
Less distributions declared to shareholders -
 From net investment income                                $   (0.21)      $ (0.42)
 From net realized gain on investments                            --            --
 In excess of net investment come                                 --            --
 In excess of net realized gain on investments                    --            --
                                                           ---------       -------
  Total distributions declared to shareholders             $   (0.21)      $ (0.42)
                                                           ---------       -------
Net asset value - end of period                            $    9.51       $ 9.94
                                                           ---------       -------
Total return                                                   (2.23)%++      4.80%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                     1.50%+        1.51%
 Net investment income                                          4.23%+        4.16%
Portfolio turnover                                                 8%            6%
Net assets at end of period (000 omitted)                  $  11,166       $11,465

[sec]Subject to reimbursement, the Fund pays MFS a fee not greater than 0.40% of average daily net assets pursuant to a temporary expense arrangement in which MFS has voluntarily agreed to pay all of the Fund's operating expenses exclusive of management and distribution and service fees for certain of the periods indicated. In addition, the investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment income per share and the ratios would have been:

      Net investment income                                $    0.20       $ 0.40
      Ratios (to average net assets):
       Expenses##                                               1.67%+       1.63%
       Net investment income                                    4.06%+       4.04%

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01 #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.



                                                                            Year Ended March 31,
                                                         -------------------------------------------------------
                                                            1998           1997            1996             1995
                                                         -------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                    $  9.36        $  9.36         $  9.16           $ 9.19
                                                         -------        -------         -------           ------
Income from investment operations# -
 Net investment income[sec]                              $  0.41        $  0.40         $  0.44           $ 0.45
 Net realized and unrealized gain (loss) on
  investments                                               0.53           0.00+++         0.20             0.00+++
                                                         -------        -------         -------           ------
  Total from investment operations                       $  0.94        $  0.40         $  0.64           $ 0.45
                                                         -------        -------         -------           ------
Less distributions declared to shareholders -
 From net investment income                              $ (0.41)       $ (0.40)        $ (0.44)          $(0.45)
 From net realized gain on investments                      --            --              --               (0.00)+++
 In excess of net investment come                           --            --              (0.00)+++        (0.00)+++
 In excess of net realized gain on investments              --            --              --               (0.03)
                                                         -------        -------         -------           ------
  Total distributions declared to shareholders           $ (0.41)       $ (0.40)        $ (0.44)          $(0.48)
                                                         -------        -------         -------           ------
Net asset value - end of period                          $  9.89        $  9.36         $  9.36           $ 9.16
                                                         -------        -------         -------           ------
Total return                                               10.15%          4.33%           7.11%            5.14%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                 1.56%          1.72%           1.28%            1.23%
 Net investment income                                      4.26%          4.29%           4.67%            4.97%
Portfolio turnover                                            18%            17%             31%              47%
Net assets at end of period (000 omitted)                $10,717        $11,014         $11,475           $9,429

[sec]Subject to reimbursement, the Fund pays MFS a fee not greater than 0.40% of average daily net assets pursuant to a temporary expense arrangement in which MFS has voluntarily agreed to pay all of the Fund's operating expenses exclusive of management and distribution and service fees for certain of the periods indicated. In addition, the investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment income per share and the ratios would have been:

      Net investment income                              $  0.40          --            $  0.40           $ 0.38
      Ratios (to average net assets):
        Expenses##                                          1.63%         --               1.71%            2.01%
        Net investment income                               4.19%         --               4.24%            4.19%

  +Annualized.
 ++Not annualized.
+++Per share amount was less than $0.01 #Per share data are based on average shares outstanding.
 ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after
   September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.

See notes to financial statements.

--------------------------------------------------------------------
                                                       New York Fund
--------------------------------------------------------------------
                                                          Six Months
                                                               Ended
                                                       September 30,
                                                                1999
                                                       -------------
                                                         (Unaudited)
--------------------------------------------------------------------
                                                             Class A
--------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                      $   11.27
                                                           ---------
Income from investment operations# -
 Net investment income[sec]                                $    0.27
 Net realized and unrealized gain (loss) on
  investments                                                  (0.61)
                                                           ---------
  Total from investment operations                         $   (0.34)
                                                           ---------
Less distributions declared to shareholders -
 From net investment income                                $   (0.27)
 In excess of net investment income                            --
 In excess of net realized gain on investments                 --
                                                           ---------
  Total distributions declared to shareholders             $   (0.27)
                                                           ---------
Net asset value - end of period                            $   10.66
                                                           ---------
Total return++                                                 (3.02)%++
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                     0.86%+
 Net investment income                                          4.97%+
Portfolio turnover                                                30%
Net assets at end of period (000 omitted)                  $ 106,149

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

       Net investment income                               $    0.26
       Ratios (to average net assets):
         Expenses##                                             1.03%+
         Net investment income                                  4.80%+

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement
   ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.



                                                                                 Year Ended March 31,
                                                           -----------------------------------------------------------------
                                                                1999          1998        1997            1996          1995
----------------------------------------------------------------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                      $   11.26      $  10.60    $  10.66        $  10.49      $  10.50
                                                           ---------      --------    --------        --------      --------
Income from investment operations# -
 Net investment income[sec]                                $    0.56      $   0.57    $   0.55        $   0.55      $   0.56
 Net realized and unrealized gain (loss) on
  investments                                                   0.01          0.64       (0.06)           0.17          0.05
                                                           ---------      --------    --------        --------      --------
  Total from investment operations                         $    0.57      $   1.21    $   0.49        $   0.72      $   0.61
                                                           ---------      --------    --------        --------      --------
Less distributions declared to shareholders -
 From net investment income                                $   (0.56)     $  (0.55)   $  (0.55)       $  (0.55)     $  (0.56)
 In excess of net investment income                            (0.00)+++      --          --             (0.00)+++     (0.01)
 In excess of net realized gain on investments                  --            --          --             --            (0.05)
                                                           ---------      --------    --------        --------      --------
  Total distributions declared to shareholders             $   (0.56)     $  (0.55)   $  (0.55)       $  (0.55)     $  (0.62)
                                                           ---------      --------    --------        --------      --------
Net asset value - end of period                            $   11.27      $  11.26    $  10.60        $  10.66      $  10.49
                                                           ---------      --------    --------        --------      --------
Total return++                                                  5.14%        11.59%       4.68%           6.98%         6.03%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                     0.93%         1.03%       1.11%           1.10%         1.07%
 Net investment income                                          4.93%         5.14%       5.18%           5.09%         5.43%
Portfolio turnover                                                26%           41%         64%            102%          147%
Net assets at end of period (000 omitted)                  $ 116,767      $119,376    $121,588        $134,449      $146,597

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

       Net investment income                               $    0.55      $   0.56        --          $   0.54      $   0.55
       Ratios (to average net assets):
         Expenses##                                             1.05%         1.10%       --              1.20%         1.18%
         Net investment income                                  4.81%         5.07%       --              4.99%         5.31%

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement
   ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

--------------------------------------------------------------------
                                                       New York Fund
--------------------------------------------------------------------
                                                          Six Months
                                                               Ended
                                                       September 30,
                                                                1999
                                                       -------------
                                                         (Unaudited)
--------------------------------------------------------------------
                                                             Class B
--------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                      $   11.27
                                                           ---------
Income from investment operations# -
 Net investment income[sec]                                $    0.23
 Net realized and unrealized gain (loss) on
  investments                                                  (0.61)
                                                           ---------
  Total from investment operations                         $   (0.38)
                                                           ---------
Less distributions declared to shareholders -
 From net investment income                                $   (0.23)
 In excess of net investment income                             --
 In excess of net realized gain on investments                  --
                                                           ---------
  Total distributions declared to shareholders             $   (0.23)
                                                           ---------
Net asset value - end of period                            $   10.66
                                                           ---------
Total return                                                   (3.38)%++
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                     1.61%+
 Net investment income                                          4.22%+
Portfolio turnover                                                30%
Net assets at end of period (000 omitted)                  $  28,390

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

       Net investment income                               $    0.22
       Ratios (to average net assets):
         Expenses##                                             1.78%+
         Net investment income                                  4.05%+

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent.
     For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.



                                                                                 Year Ended March 31,
                                                           -----------------------------------------------------------------
                                                                1999          1998        1997            1996          1995
----------------------------------------------------------------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                      $   11.26      $  10.59    $  10.66        $  10.49      $  10.50
                                                           ---------      --------    --------        --------      --------
Income from investment operations# -
 Net investment income[sec]                                $    0.47      $   0.49    $   0.47        $   0.47      $   0.47
 Net realized and unrealized gain (loss) on
  investments                                                   0.01          0.64       (0.07)           0.17          0.05
                                                           ---------      --------    --------        --------      --------
  Total from investment operations                         $    0.48      $   1.13    $   0.40        $   0.64      $   0.52
                                                           ---------      --------    --------        --------      --------
Less distributions declared to shareholders -
 From net investment income                                $   (0.47)     $  (0.46)   $  (0.47)       $  (0.47)     $  (0.47)
 In excess of net investment income                            (0.00)+++      --          --             (0.00)+++     (0.01)
 In excess of net realized gain on investments                  --            --          --             --            (0.05)
                                                           ---------      --------    --------        --------      --------
  Total distributions declared to shareholders             $   (0.47)     $  (0.46)   $  (0.47)       $  (0.47)     $  (0.53)
                                                           ---------      --------    --------        --------      --------
Net asset value - end of period                            $   11.27      $ 11.26     $  10.59        $  10.66      $  10.49
                                                           ---------      --------    --------        --------      --------
Total return                                                    4.46%        10.78%       3.77%           6.10%         5.17%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                     1.68%         1.78%       1.92%           1.92%         1.89%
 Net investment income                                          4.18%         4.39%       4.37%           4.27%         4.58%
Portfolio turnover                                                26%           41%         64%            102%          147%
Net assets at end of period (000 omitted)                  $  30,408      $ 26,618    $ 26,724        $ 28,068      $ 11,885

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

   Net investment income                                   $    0.46      $   0.48        --             --         $   0.47
   Ratios (to average net assets):
    Expenses##                                                  1.80%         1.85%       --             --             1.91%
    Net investment income                                       4.06%         4.32%       --             --             4.57%

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after
     September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.

See notes to financial statements.

--------------------------------------------------------------------------------
                                                             North Carolina Fund
--------------------------------------------------------------------------------
                                                         Six Months   Year Ended
                                                              Ended    March 31,
                                                       September 30,   ---------
                                                               1999         1999
                                                        -----------    ---------
                                                        (Unaudited)
--------------------------------------------------------------------------------
                                                             Class A
--------------------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                     $   12.14     $  12.15
                                                          ---------      -------
Income from investment operations# -
 Net investment income[sec]                               $    0.29     $   0.59
 Net realized and unrealized gain (loss) on
  investments                                                 (0.66)       (0.02)
                                                          ---------      -------
  Total from investment operations                        $   (0.37)    $   0.57
                                                          ---------      -------
Less distributions declared to shareholders -
 From net investment income                               $   (0.29)    $  (0.58)
 From net realized gain on investments                         --           --
 In excess of net investment income                            --           --
 In excess of net realized gain on investments                 --           --
                                                          ---------      -------
  Total distributions declared to shareholders            $   (0.29)    $  (0.58)
                                                          ---------      -------
Net asset value - end of period                           $   11.48     $  12.14
                                                          ---------      -------
Total return++                                                (3.11)%++     4.76%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                    0.94%+       0.98%
 Net investment income                                         4.91%+       4.76%
Portfolio turnover                                                3%          30%
Net assets at end of period (000 omitted)                 $ 333,705     $364,576

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

     Net investment income                                $    0.28     $   0.57
     Ratios (to average net assets):
       Expenses##                                              1.11%+       1.10%
       Net investment income                                   4.74%+       4.64%

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
   ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.



                                                                           Year Ended March 31,
                                                        ----------------------------------------------------------
                                                             1998           1997              1996         1995
                                                        ----------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                    $  11.56       $  11.57          $  11.42     $  11.48
                                                         --------       --------          --------     --------
Income from investment operations# -
 Net investment income[sec]                              $   0.59       $   0.59          $   0.59     $   0.61
 Net realized and unrealized gain (loss) on
  investments                                                0.59          (0.01)             0.15         0.03
                                                         --------       --------          --------     --------
  Total from investment operations                       $   1.18       $   0.58          $   0.74     $   0.64
                                                         --------       --------          --------     --------
Less distributions declared to shareholders -
 From net investment income                              $  (0.59)      $  (0.59)         $  (0.59)    $  (0.60)
 From net realized gain on investments                       --             --               --           (0.06)
 In excess of net investment income                          --            (0.00)+++         (0.00)+++     --
 In excess of net realized gain on investments               --             --               --           (0.04)
                                                         --------       --------          --------     --------
  Total distributions declared to shareholders           $  (0.59)      $  (0.59)         $  (0.59)    $  (0.70)
                                                         --------       --------          --------     --------
Net asset value - end of period                          $  12.15       $  11.56          $  11.57     $  11.42
                                                         --------       --------          --------     --------
Total return++                                              10.36%          5.09%             6.56%        5.86%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                  1.03%          1.08%             1.17%        1.16%
 Net investment income                                       4.92%          5.05%             5.04%        5.38%
Portfolio turnover                                             24%            33%               30%          58%
Net assets at end of period (000 omitted)                $380,595       $377,112          $409,347     $429,131

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment  income per share and the ratios would have been:

       Net investment income                             $   0.58       $   0.58             --            --
       Ratios (to average net assets):
         Expenses##                                          1.13%          1.15%            --            --
         Net investment income                               4.82%          4.98%            --            --

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
   ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

----------------------------------------------------------------------------------
                                                               North Carolina Fund
----------------------------------------------------------------------------------
                                                          Six Months    Year Ended
                                                               Ended     March 31,
                                                       September 30,   -----------
                                                                1999        1999
                                                       -------------   -----------
                                                         (Unaudited)
----------------------------------------------------------------------------------
                                                             Class B
----------------------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                       $  12.13      $  12.15
                                                            --------      --------
Income from investment operations# -
 Net investment income[sec]                                 $   0.25      $   0.50
 Net realized and unrealized gain (loss) on
  investments                                                  (0.65)        (0.02)
                                                            --------      --------
  Total from investment operations                          $  (0.40)     $   0.48
                                                            --------      --------
Less distributions declared to shareholders -
 From net investment income                                 $  (0.25)     $  (0.50)
 From net realized gain on investments                         --            --
 In excess of net investment income                            --            --
 In excess of net realized gain on investments                 --            --
                                                            --------      --------
  Total distributions declared to shareholders              $  (0.25)     $  (0.50)
                                                            --------      --------
Net asset value - end of period                             $  11.48      $  12.13
                                                            --------      --------
Total return                                                   (3.35)%++      4.00%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                     1.59%+        1.63%
 Net investment income                                          4.26%+        4.11%
Portfolio turnover                                                 3%           30%
Net assets at end of period (000 omitted)                   $ 52,028      $ 52,033

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

       Net investment income                                $   0.24      $   0.49
       Ratios (to average net assets):
         Expenses##                                             1.76%+        1.75%
         Net investment income                                  4.09%+        3.99%

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.



                                                                          Year Ended March 31,
                                                          -----------------------------------------------------
                                                             1998           1997             1996          1995
---------------------------------------------------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                     $ 11.55        $ 11.56          $ 11.42       $ 11.47
                                                          -------        -------          -------       -------
Income from investment operations# -
 Net investment income[sec]                               $  0.51        $  0.50          $  0.50       $  0.52
 Net realized and unrealized gain (loss) on
  investments                                                0.60           0.00             0.14          0.05
                                                          -------        -------          -------       -------
  Total from investment operations                        $  1.11        $  0.50          $  0.64       $  0.57
                                                          -------        -------          -------       -------
Less distributions declared to shareholders -
 From net investment income                               $ (0.51)       $ (0.51)         $ (0.50)      $ (0.52)
 From net realized gain on investments                       --             --               --           (0.06)
 In excess of net investment income                          --            (0.00)+++        (0.00)+++      --
 In excess of net realized gain on investments               --             --               --           (0.04)
                                                          -------        -------          -------       -------
  Total distributions declared to shareholders            $ (0.51)       $ (0.51)         $ (0.50)      $ (0.62)
                                                          -------        -------          -------       -------
Net asset value - end of period                           $ 12.15        $ 11.55          $ 11.56       $ 11.42
                                                          -------        -------          -------       -------
Total return                                                 9.75%          4.36%            5.70%         5.20%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                  1.68%          1.78%            1.90%         1.88%
 Net investment income                                       4.27%          4.36%            4.30%         4.64%
Portfolio turnover                                             24%            33%              30%           58%
Net assets at end of period (000 omitted)                 $44,238        $39,035          $33,847       $26,260

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

       Net investment income                              $  0.50        $  0.49             --            --
       Ratios (to average net assets):
         Expenses##                                          1.78%          1.85%            --            --
         Net investment income                               4.17%          4.29%            --            --

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.

See notes to financial statements.

----------------------------------------------------------------------------------
                                                               North Carolina Fund
----------------------------------------------------------------------------------
                                                          Six Months    Year Ended
                                                               Ended     March 31,
                                                       September 30,    ----------
                                                                1999        1999
                                                       -------------    ----------
                                                         (Unaudited)
----------------------------------------------------------------------------------
                                                             Class C
----------------------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                        $ 12.13       $ 12.15
                                                             -------       -------
Income from investment operations# -
 Net investment income[sec]                                  $  0.25       $  0.50
 Net realized and unrealized gain (loss) on
  investments                                                  (0.65)        (0.02)
                                                             -------       -------
  Total from investment operations                           $ (0.40)      $  0.48
                                                             -------       -------
Less distributions declared to shareholders -
 From net investment income                                  $ (0.25)      $ (0.50)
 From net realized gain on investments                          --            --
 In excess of net investment income                             --            --
 In excess of net realized gain on investments                  --            --
                                                             -------       -------
  Total distributions declared to shareholders               $ (0.25)      $ (0.50)
                                                             -------       -------
Net asset value - end of period                              $ 11.48       $ 12.13
                                                             -------       -------
Total return                                                   (3.35)%++      4.00%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                     1.59%+        1.63%
 Net investment income                                          4.26%+        4.11%
Portfolio turnover                                                 3%           30%
Net assets at end of period (000 omitted)                    $14,922       $14,084

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

       Net investment income                                 $  0.24       $  0.49
       Ratios (to average net assets):
         Expenses##                                             1.76%         1.75%
         Net investment income                                  4.09%         3.99%

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.



                                                                          Year Ended March 31,
                                                        -------------------------------------------------------
                                                             1998           1997             1996          1995
---------------------------------------------------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                      $11.55         $11.56           $11.41        $11.47
                                                           ------         ------           ------        ------
Income from investment operations# -
 Net investment income[sec]                                $ 0.51         $ 0.52           $ 0.51        $ 0.53
 Net realized and unrealized gain (loss) on
  investments                                                0.60          (0.02)            0.15          0.04
                                                           ------         ------           ------        ------
  Total from investment operations                         $ 1.11         $ 0.50           $ 0.66        $ 0.57
                                                           ------         ------           ------        ------
Less distributions declared to shareholders -
 From net investment income                                $(0.51)        $(0.51)          $(0.51)       $(0.53)
 From net realized gain on investments                       --             --               --           (0.06)
 In excess of net investment income                          --            (0.00)+++        (0.00)+++      --
 In excess of net realized gain on investments               --             --               --           (0.04)
                                                           ------         ------           ------        ------
  Total distributions declared to shareholders             $(0.51)        $(0.51)          $(0.51)       $(0.63)
                                                           ------         ------           ------        ------
Net asset value - end of period                            $12.15         $11.55           $11.56        $11.41
                                                           ------         ------           ------        ------
Total return                                                 9.75%          4.41%            5.87%         5.18%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                  1.68%          1.73%            1.83%         1.81%
 Net investment income                                       4.27%          4.40%            4.38%         4.71%
Portfolio turnover                                             24%            33%              30%           58%
Net assets at end of period (000 omitted)                  $8,143         $7,789           $9,352        $8,149

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

       Net investment income                               $ 0.50         $ 0.51             --            --
       Ratios (to average net assets):
         Expenses##                                          1.78%          1.80%            --            --
         Net investment income                               4.17%          4.33%            --            --

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.

See notes to financial statements.

--------------------------------------------------------------------
                                                   Pennsylvania Fund
--------------------------------------------------------------------
                                                          Six Months
                                                               Ended
                                                       September 30,
                                                                1999
                                                       -------------
                                                         (Unaudited)
--------------------------------------------------------------------
                                                             Class A
--------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                        $  9.90
                                                             -------
Income from investment operations# -
 Net investment income[sec]                                  $  0.24
 Net realized and unrealized gain (loss) on
  investments                                                  (0.50)
                                                             -------
  Total from investment operations                           $ (0.26)
                                                             -------
Less distributions declared to shareholders -
 From net investment income                                  $ (0.24)
 From net realized gain on investments                          --
 In excess of net investment income                             --
 In excess of net realized gain on investments                  --
                                                             -------
  Total distributions declared to shareholders               $ (0.24)
                                                             -------
Net asset value - end of period                              $  9.40
                                                             -------
Total return++                                                 (2.64)%++
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                     0.40%+
 Net investment income                                          5.01%+
Portfolio turnover                                                32%
Net assets at end of period (000 omitted)                    $23,156

[sec]Subject to reimbursement, the Fund pays MFS a fee not greater than 0.00% of average daily net assets pursuant to a temporary expense arrangement in which MFS has voluntarily agreed to pay all of the Fund's operating expenses exclusive of management and distribution and service fees. In addition, the investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

       Net investment income                                 $  0.21
       Ratios (to average net assets):
         Expenses##                                             0.95%+
         Net investment income                                  4.46%+

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
   ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.



                                                                              Year Ended March 31,
                                                         -------------------------------------------------------------
                                                            1999          1998           1997          1996       1995
----------------------------------------------------------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                    $  9.82       $  9.26        $  9.37       $  9.29    $  9.15
                                                         -------       -------        -------       -------    -------
Income from investment operations# -
 Net investment income[sec]                               $ 0.48       $  0.50        $  0.53       $  0.54    $  0.54
 Net realized and unrealized gain (loss) on
  investments                                               0.08          0.56          (0.10)         0.09       0.18
                                                         -------       -------        -------       -------    -------
  Total from investment operations                        $ 0.56       $  1.06        $  0.43       $  0.63    $  0.72
                                                         -------       -------        -------       -------    -------
Less distributions declared to shareholders -
 From net investment income                               $ (0.48)     $ (0.50)       $ (0.54)      $ (0.55)   $ (0.54)
 From net realized gain on investments                      --           --             --            --         (0.01)
 In excess of net investment income                         --           --             (0.00)+++     --         --
 In excess of net realized gain on investments              --           --             --            --         (0.03)
                                                         -------       -------        -------       -------    -------
  Total distributions declared to shareholders            $ (0.48)     $ (0.50)       $ (0.54)      $ (0.55)   $ (0.58)
                                                         -------       -------        -------       -------    -------
Net asset value - end of period                           $ 9.90       $  9.82        $  9.26       $  9.37    $  9.29
                                                         -------       -------        -------       -------    -------
Total return++                                               5.85%       11.65%          4.67%         6.85%      8.14%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                  0.45%        0.40%          0.10%         0.10%      0.01%
 Net investment income                                       4.85%        5.15%          5.66%         5.76%      5.97%
Portfolio turnover                                              8%          31%            42%           40%        49%
Net assets at end of period (000 omitted)                $21,695       $18,918        $16,933       $18,030    $16,411

[sec]Subject to reimbursement, the Fund pays MFS a fee not greater than 0.00% of average daily net assets pursuant to a temporary expense arrangement in which MFS has voluntarily agreed to pay all of the Fund's operating expenses exclusive of management and distribution and service fees. In addition, the investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

       Net investment income                             $  0.43       $  0.44        $  0.45       $  0.45    $  0.43
       Ratios (to average net assets):
         Expenses##                                         0.93%         0.99%          0.95%         1.00%      1.18%
         Net investment income                              4.37%         4.56%          4.81%         4.86%      4.80%

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after
     September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
   ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

--------------------------------------------------------------------
                                                   Pennsylvania Fund
--------------------------------------------------------------------
                                                          Six Months
                                                               Ended
                                                       September 30,
                                                                1999
                                                       -------------
                                                         (Unaudited)
--------------------------------------------------------------------
                                                             Class B
--------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                        $  9.92
                                                             -------
Income from investment operations# -
 Net investment income[sec]                                  $  0.21
 Net realized and unrealized gain (loss) on
  investments                                                  (0.50)
                                                             -------
  Total from investment operations                           $ (0.29)
                                                             -------
Less distributions declared to shareholders -
 From net investment income                                  $ (0.20)
 From net realized gain on investments                         --
 In excess of net investment income                            --
 In excess of net realized gain on investments                 --
                                                             -------
  Total distributions declared to shareholders               $ (0.20)
                                                             -------
Net asset value - end of period                              $  9.43
                                                             -------

Total return                                                   (2.92)%++
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                     1.20%+
 Net investment income                                          4.21%+
Portfolio turnover                                                32%
Net assets at end of period (000 omitted)                    $23,229

[sec]Subject to reimbursement, the Fund pays MFS a fee not greater than 0.00% of average daily net assets pursuant to a temporary expense arrangement in which MFS has voluntarily agreed to pay all of the Fund's operating expenses exclusive of management and distribution and service fees. In addition, the investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

       Net investment income                                 $  0.17
       Ratios (to average net assets):
         Expenses##                                             1.75%+
         Net investment income                                  3.66%+

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.



                                                                             Year Ended March 31,
                                                          -----------------------------------------------------------
                                                             1999        1998           1997       1996       1995
---------------------------------------------------------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                     $  9.84     $  9.28        $  9.39       $  9.29    $  9.15
                                                          -------     -------        -------       -------    -------
Income from investment operations# -
 Net investment income[sec]                               $  0.41     $  0.42        $  0.46       $  0.50    $  0.45
 Net realized and unrealized gain (loss) on
  investments                                                0.08        0.56          (0.11)         0.07       0.18
                                                          -------     -------        -------       -------    -------
  Total from investment operations                        $  0.49     $  0.98        $  0.35       $  0.57    $  0.63
                                                          -------     -------        -------       -------    -------
Less distributions declared to shareholders -
 From net investment income                               $ (0.41)    $ (0.42)       $ (0.46)      $ (0.47)   $ (0.45)
 From net realized gain on investments                       --          --             --            --        (0.01)
 In excess of net investment income                          --          --            (0.00)+++      --        --
 In excess of net realized gain on investments               --          --             --            --        (0.03)
                                                          -------     -------        -------       -------    -------
  Total distributions declared to shareholders            $ (0.41)    $ (0.42)       $ (0.46)      $ (0.47)   $ (0.49)
                                                          -------     -------        -------       -------    -------
Net asset value - end of period                           $  9.92     $  9.84        $  9.28       $  9.39    $  9.29
                                                          -------     -------        -------       -------    -------
Total return                                                 5.02%      10.76%          3.83%         6.23%      7.07%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                  1.23%       1.19%          0.90%         0.88%      1.01%
 Net investment income                                       4.07%       4.36%          4.86%         4.98%      4.96%
Portfolio turnover                                              8%         31%            42%           40%        49%
Net assets at end of period (000 omitted)                 $23,983     $20,551        $24,898       $24,170    $ 7,699

[sec]Subject to reimbursement, the Fund pays MFS a fee not greater than 0.00% of average daily net assets pursuant to a temporary expense arrangement in which MFS has voluntarily agreed to pay all of the Fund's operating expenses exclusive of management and distribution and service fees. In addition, the investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

   Net investment income                                  $  0.33     $  0.36        $  0.38       $  0.41    $  0.34
   Ratios (to average net assets):
    Expenses##                                               1.71%       1.78%          1.75%         1.85%      2.26%
    Net investment income                                    3.59%       3.77%          4.01%         4.01%      3.72%

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after
     September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.

See notes to financial statements.

----------------------------------------------------------------------
                                                   South Carolina Fund
----------------------------------------------------------------------
                                                            Six Months
                                                                 Ended
                                                         September 30,
                                                                  1999
                                                         -------------
                                                           (Unaudited)
----------------------------------------------------------------------
                                                               Class A
----------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                         $  12.48
                                                              --------
Income from investment operations# -
 Net investment income[sec]                                   $   0.28
 Net realized and unrealized gain (loss) on investments          (0.70)
                                                              --------
  Total from investment operations                            $  (0.42)
                                                              --------
Less distributions declared to shareholders -
 From net investment income                                   $  (0.29)
 From net realized gain on investments                           --
 In excess of net investment income                              --
 In excess of net realized gain on investments                   --
                                                              --------
  Total distributions declared to shareholders                $  (0.29)
                                                              --------
Net asset value - end of period                               $  11.77
                                                              --------
Total return++                                                   (3.44%)++
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                       0.95%+
 Net investment income                                            4.73%+
Portfolio turnover                                                  11%
Net assets at end of period (000 omitted)                     $130,790

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

       Net investment income                                  $   0.28
       Ratios (to average net assets):
         Expenses ##                                              1.12%+
         Net investment income                                    4.56%+

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expenses offset arrangement.
   ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.



                                                                               Year Ended March 31,
                                                          -----------------------------------------------------------
                                                                  1999             1998          1997            1996
---------------------------------------------------------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                         $  12.52         $  11.88       $  11.97       $  11.86
                                                              --------         --------       --------       --------
Income from investment operations# -
 Net investment income[sec]                                   $   0.57         $   0.60       $   0.62       $   0.62
 Net realized and unrealized gain (loss) on investments          (0.04)            0.64          (0.10)          0.11
                                                              --------         --------       --------       --------
  Total from investment operations                            $   0.53         $   1.24       $   0.52       $   0.73
                                                              --------         --------       --------       --------
Less distributions declared to shareholders -
 From net investment income                                   $  (0.57)        $  (0.60)      $  (0.61)      $  (0.62)
 From net realized gain on investments                            --               --             --             --
 In excess of net investment income                              (0.00)+++        (0.00)+++       --            (0.00)+++
 In excess of net realized gain on investments                    --               --             --             --
                                                              --------         --------       --------       --------
  Total distributions declared to shareholders                $  (0.57)        $  (0.60)      $  (0.61)      $  (0.62)
                                                              --------         --------       --------       --------
Net asset value - end of period                               $  12.48         $  12.52       $  11.88       $  11.97
V                                                             --------         --------       --------       --------
Total return++                                                    4.33%           10.62%          4.46%          6.20%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                       1.02%            1.06%          1.10%          1.20%
 Net investment income                                            4.55%            4.86%          5.17%          5.10%
Portfolio turnover                                                  25%              29%            13%            18%
Net assets at end of period (000 omitted)                     $145,787         $148,820       $148,908       $166,801

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

   Net investment income                                      $   0.56         $   0.59       $   0.16           --
   Ratios (to average net assets):
    Expenses ##                                                   1.14%            1.16%          1.16%          --
    Net investment income                                         4.43%            4.76%          5.11%          --

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after
     September 1, 1995, the Fund's expenses are calculated without reduction for this expenses offset arrangement.
   ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.



                                                        Year Ended
                                                         March 31,
                                                        ----------
                                                              1995
------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                     $  11.79
                                                          --------
Income from investment operations# -
 Net investment income[sec]                               $   0.63
 Net realized and unrealized gain (loss) on investments       0.15
                                                          --------
  Total from investment operations                        $   0.78
                                                          --------
Less distributions declared to shareholders -
 From net investment income                               $  (0.62)
 From net realized gain on investments                       (0.06)
 In excess of net investment income                           --
 In excess of net realized gain on investments               (0.03)
                                                          --------
  Total distributions declared to shareholders            $  (0.71)
                                                          --------
Net asset value - end of period                           $  11.86
                                                          --------
Total return++                                                6.93%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                   1.19%
 Net investment income                                        5.37%
Portfolio turnover                                              30%
Net assets at end of period (000 omitted)                 $171,045

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

   Net investment income                                      --
   Ratios (to average net assets):
    Expenses ##                                               --
    Net investment income                                     --

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expenses offset arrangement.
   ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

----------------------------------------------------------------------
                                                   South Carolina Fund
----------------------------------------------------------------------
                                                            Six Months
                                                                 Ended
                                                         September 30,
                                                                  1999
                                                         -------------
                                                           (Unaudited)
----------------------------------------------------------------------
                                                               Class B
----------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                          $ 12.47
                                                               -------
Income from investment operations# -
 Net investment income[sec]                                    $  0.25
 Net realized and unrealized gain (loss) on investments          (0.70)
                                                               -------
  Total from investment operations                             $ (0.45)
                                                               -------
Less distributions declared to shareholders -
 From net investment income                                    $ (0.25)
 From net realized gain on investments                            --
 In excess of net investment income                               --
 In excess of net realized gain on investments                    --
                                                               -------
  Total distributions declared to shareholders                 $ (0.25)
                                                               -------
Net asset value - end of period                                $ 11.77
                                                               -------
Total return                                                     (3.68)%++
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                       1.60%+
 Net investment income                                            4.08%+
Portfolio turnover                                                  11%
Net assets at end of period (000 omitted)                      $34,810

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

       Net investment income                                   $  0.24
       Ratios (to average net assets):
         Expenses ##                                              1.77%+
         Net investment income                                    3.91%+

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.

See notes to financial statements.



                                                                               Year Ended March 31,
                                                             -------------------------------------------------------
                                                                  1999             1998          1997          1996
--------------------------------------------------------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                        $   12.52        $   11.88      $  11.97      $   11.86
                                                             ---------        ---------      --------      ---------
Income from investment operations# -
 Net investment income[sec]                                  $    0.48        $    0.52      $   0.54      $    0.52
 Net realized and unrealized gain (loss) on investments          (0.04)            0.64         (0.10)          0.12
                                                             ---------        ---------      --------      ---------
  Total from investment operations                           $    0.44        $    1.16       $  0.44      $    0.64
                                                             ---------        ---------      --------      ---------
Less distributions declared to shareholders -
 From net investment income                                  $   (0.49)       $   (0.52)     $  (0.53)     $   (0.53)
 From net realized gain on investments                            --               --            --             --
 In excess of net investment income                              (0.00)+++        (0.00)+++      --            (0.00)+++
 In excess of net realized gain on investments                    --               --            --             --
                                                             ---------        ---------      --------      ---------
  Total distributions declared to shareholders               $   (0.49)       $   (0.52)     $  (0.53)     $   (0.53)
                                                             ---------        ---------      --------      ---------
Net asset value - end of period                              $   12.47        $   12.52      $  11.88       $   11.97
                                                             ---------        ---------      --------      ---------
Total return                                                      3.57%            9.91%         3.73%          5.43%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                       1.67%            1.71%         1.79%          1.92%
 Net investment income                                            3.90%            4.21%         4.48%          4.35%
Portfolio turnover                                                  25%              29%           13%            18%
Net assets at end of period (000 omitted)                    $  36,226        $  28,086      $ 21,871       $ 18,420

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

   Net investment income                                     $    0.47        $    0.51      $   0.53           --
   Ratios (to average net assets):
    Expenses ##                                                   1.79%            1.81%         1.85%          --
    Net investment income                                         3.78%            4.11%         4.42%          --

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after
     September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.

See notes to financial statements.



                                                  Year Ended March 31,
                                                  --------------------
                                                                  1995
----------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                         $  11.78
                                                             ----------
Income from investment operations# -
 Net investment income[sec]                                   $   0.54
 Net realized and unrealized gain (loss) on investments           0.17
                                                             ----------
  Total from investment operations                            $   0.71
                                                             ----------
Less distributions declared to shareholders -
 From net investment income                                   $  (0.54)
 From net realized gain on investments                           (0.06)
 In excess of net investment income                              (0.00)+++
 In excess of net realized gain on investments                   (0.03)
                                                             ----------
  Total distributions declared to shareholders                $  (0.63)
                                                             ----------
Net asset value - end of period                               $  11.86
                                                             ----------
Total return                                                      6.26%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                       1.90%
 Net investment income                                            4.63%
Portfolio turnover                                                  30%
Net assets at end of period (000 omitted)                     $ 12,964

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

     Net investment income -- Ratios (to average net assets):
       Expenses ##                                                --
       Net investment income                                      --

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.

See notes to financial statements.

----------------------------------------------------------------------
                                                        Tennessee Fund
----------------------------------------------------------------------
                                                            Six Months
                                                                 Ended
                                                         September 30,
                                                                  1999
                                                          ------------
                                                           (Unaudited)
----------------------------------------------------------------------
                                                               Class A
----------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                        $   10.87
                                                             ---------
Income from investment operations# -
 Net investment income[sec]                                  $    0.25
 Net realized and unrealized gain (loss) on investments          (0.59)
                                                             ---------
  Total from investment operations                           $   (0.34)
                                                             ---------
Less distributions declared to shareholders -
 From net investment income                                  $   (0.25)
 From net realized gain on investments                            --
 In excess of net investment income                               --
 In excess of net realized gain on investments                    --
                                                             ---------
  Total distributions declared to shareholders               $   (0.25)
                                                             ---------
Net asset value - end of period                              $   10.28
                                                             ---------
Total return++                                                  (3.20)%++
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                       0.98%+
 Net investment income                                            4.61%+
Portfolio turnover                                                  11%
Net assets at end of period (000 omitted)                    $ 107,006

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

       Net investment income                                 $    0.24
       Ratios (to average net assets):
         Expenses##                                               1.15%+
         Net investment income                                    4.44%+

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
   ++Total returns for Class A shares do not include the applicable sales charge.
     If the charge had been included, the results would have been lower. See notes to financial statements.



                                                                                    Year Ended March 31,
                                                          --------------------------------------------------------------------
                                                                1999         1998         1997           1996             1995
------------------------------------------------------------------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                       $  10.91      $ 10.32     $  10.40       $  10.27        $   10.26
                                                            --------      -------     --------       --------        ---------
Income from investment operations# -
 Net investment income[sec]                                 $   0.53      $  0.53     $   0.55       $   0.54        $    0.56
 Net realized and unrealized gain (loss) on investments        (0.02)       0.60         (0.09)          0.13             0.02
                                                            --------     -------      --------       --------        ---------
  Total from investment operations                          $   0.51      $  1.13     $   0.46       $   0.67        $    0.58
                                                            --------     -------      --------      ---------        ---------
Less distributions declared to shareholders -
 From net investment income                                 $  (0.52)    $  (0.53)    $  (0.54)      $  (0.54)       $   (0.56)
 From net realized gain on investments                         (0.03)          --         --             --              (0.00)+++
 In excess of net investment income                             --       ( 0.01)          --            (0.00)+++           --
 In excess of net realized gain on investments                  --           --           --             --              (0.01)
                                                            --------     --------     --------      ---------        ---------
  Total distributions declared to shareholders              $  (0.55)    $  (0.54)    $  (0.54)         (0.54)       $   (0.57)
                                                            --------     --------     --------      ---------        ---- -----
Net asset value - end of period                             $  10.87      $ 10.91      $ 10.32       $  10.40        $   10.27
                                                            --------     --------     --------      ---------        ---------
Total return++                                                  4.80%       11.11%        4.48%          6.66%            5.86%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                     1.02%        1.07%        1.10%          1.21%            1.22%
 Net investment income                                          4.79%        4.97%        5.26%          5.18%            5.52%
Portfolio turnover                                                16%          26%          20%            20%              27%
Net assets at end of period (000 omitted)                   $117,296     $108,871     $108,000       $109,811        $ 117,572

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

   Net investment income                                    $   0.51      $  0.52     $   0.54             --               --
   Ratios (to average net assets):
    Expenses##                                                  1.14%        1.17%        1.16%            --               --
    Net investment income                                       4.67%        4.87%        5.20%            --               --

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian  and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
   ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results]
     would have been lower.

See notes to financial statements.

----------------------------------------------------------------------
                                                        Tennessee Fund
----------------------------------------------------------------------
                                                            Six Months
                                                                 Ended
                                                         September 30,
                                                                  1999
                                                          ------------
                                                           (Unaudited)
----------------------------------------------------------------------
                                                               Class B
----------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                          $ 10.86
                                                               -------
Income from investment operations# -
 Net investment income[sec]                                    $  0.21
 Net realized and unrealized gain (loss) on investments          (0.59)
                                                               -------
  Total from investment operations                             $ (0.38)
                                                               -------
Less distributions declared to shareholders -
 From net investment income                                    $ (0.21)
 From net realized gain on investments                            --
 In excess of net investment income                               --
 In excess of net realized gain on investments                    --
                                                               -------
  Total distributions declared to shareholders                 $ (0.21)
                                                               -------
Net asset value - end of period                                $ 10.27
                                                               -------
Total return                                                     (3.52)%++
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                       1.63%+
 Net investment income                                            3.96%+
Portfolio turnover                                                  11%
Net assets at end of period (000 omitted)                      $22,837

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

       Net investment income                                   $  0.20
       Ratios (to average daily net assets):
         Expenses##                                               1.80%+
         Net investment income                                    3.79%+

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent.
     For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.



                                                                                  Year Ended March 31,
                                                            ---------------------------------------------------------------
                                                               1999        1998        1997           1996             1995
---------------------------------------------------------------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                       $ 10.91     $ 10.31     $ 10.39        $ 10.26          $ 10.26
                                                            -------     -------     -------        -------          -------
Income from investment operations# -
 Net investment income[sec]                                 $  0.45     $  0.46     $  0.47        $  0.46          $  0.48
 Net realized and unrealized gain (loss) on investments       (0.02)       0.61       (0.09)          0.14             0.01
                                                            -------     -------     -------        -------          -------
  Total from investment operations                          $  0.43     $  1.07     $  0.38        $  0.60          $  0.49
                                                            -------     -------     -------        -------          -------
Less distributions declared to shareholders -
 From net investment income                                 $ (0.45)    $ (0.46)    $ (0.46)       $ (0.47)         $ (0.48)
 From net realized gain on investments                        (0.03)       --          --             --              (0.00)+++
 In excess of net investment income                            --         (0.01)       --            (0.00)+++         --
 In excess of net realized gain on investments                 --          --          --             --              (0.01)
                                                            -------     -------     -------        -------          -------
  Total distributions declared to shareholders              $ (0.48)    $ (0.47)    $ (0.46)       $ (0.47)         $ (0.49)
                                                            -------     -------     -------        -------          -------
Net asset value - end of period                             $ 10.86     $ 10.91     $ 10.31        $ 10.39          $ 10.26
                                                            -------     -------     -------        -------          -------
Total return                                                   4.04%      10.51%       3.76%          5.89%            5.00%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                    1.67%       1.72%       1.79%          1.93%            1.94%
 Net investment income                                         4.14%       4.32%       4.57%          4.43%            4.80%
Portfolio turnover                                               16%         26%         20%            20%              27%
Net assets at end of period (000 omitted)                   $22,765     $18,198     $14,436        $12,935          $10,006

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

       Net investment income                                $  0.44     $  0.45     $  0.46           --               --
       Ratios (to average daily net assets):
         Expenses##                                            1.79%       1.82%       1.85%          --               --
         Net investment income                                 4.02%       4.22%       4.51%          --               --

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.

See notes to financial statements.

----------------------------------------------------------------------
                                                         Virginia Fund
----------------------------------------------------------------------
                                                            Six Months
                                                                 Ended
                                                         September 30,
                                                                  1999
                                                         -------------
                                                           (Unaudited)
----------------------------------------------------------------------
                                                               Class A
----------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                         $  11.60
                                                             ---------
Income from investment operations# -
 Net investment income[sec]                                   $   0.28
 Net realized and unrealized gain (loss) on investments          (0.59)
                                                             ---------
  Total from investment operations                            $  (0.31)
                                                             ---------
Less distributions declared to shareholders -
 From net investment income                                   $  (0.28)
 From net realized gain on investments                            --
 In excess of net investment income                               --
 In excess of net realized gain on investments                    --
                                                             ---------
  Total distributions declared to shareholders                $  (0.28)
                                                             ---------
Net asset value - end of period                               $  11.01
                                                             ---------
Total return++                                                   (2.74)%++
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                       0.93%+
 Net investment income                                            4.89%+
Portfolio turnover                                                   5%
Net assets at end of period (000 omitted)                     $338,989

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

       Net investment income                                  $   0.27
       Ratios (to average net assets):
         Expenses##                                               1.10%+
         Net investment income                                    4.72%+

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
   ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.



                                                                             Year Ended March 31,
                                                            -----------------------------------------------------
                                                                1999           1998           1997           1996
-----------------------------------------------------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                       $  11.61       $  11.06       $  11.21       $  11.09
                                                            --------       --------       --------       ---------
Income from investment operations# -
 Net investment income[sec]                                 $   0.55       $   0.57       $   0.59       $   0.59
 Net realized and unrealized gain (loss) on investments        (0.01)          0.55          (0.15)          0.13
                                                            --------       --------       --------      ---------
  Total from investment operations                          $   0.54       $   1.12       $   0.44       $   0.72
                                                            --------       --------       --------      ---------
Less distributions declared to shareholders -
 From net investment income                                 $  (0.55)      $  (0.57)      $  (0.59)      $  (0.60)
 From net realized gain on investments                          --             --             --             --
 In excess of net investment income                             --            (0.00)+++       --            (0.00)+++
 In excess of net realized gain on investments                  --             --             --             --
                                                            --------      ---------       --------      ---------
  Total distributions declared to shareholders              $  (0.55)      $  (0.57)      $  (0.59)      $  (0.60)
                                                            --------      ---------       --------      ---------
Net asset value - end of period                             $  11.60       $  11.61       $  11.06       $  11.21
                                                            --------      ---------       --------      ---------
Total return++                                                  4.71%         10.32%          3.97%          6.52%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                     0.99%          1.03%          1.08%          1.18%
 Net investment income                                          4.73%          4.97%          5.27%          5.20%
Portfolio turnover                                                24%            39%            42%            42%
Net assets at end of period (000 omitted)                   $365,880       $373,024       $379,185       $418,408

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

       Net investment income                                $   0.54       $   0.56       $   0.58           --
       Ratios (to average net assets):
         Expenses##                                             1.11%          1.13%          1.14%          --
         Net investment income                                  4.61%          4.87%          5.21%          --

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset
     arrangement.
   ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.



                                                  Year Ended March 31,
                                                  --------------------
                                                                  1995
----------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                         $  11.15
                                                              --------
Income from investment operations# -
 Net investment income[sec]                                   $   0.56
 Net realized and unrealized gain (loss) on investments           0.04
                                                              --------
  Total from investment operations                            $   0.60
                                                              --------
Less distributions declared to shareholders -
 From net investment income                                   $  (0.61)
 From net realized gain on investments                           (0.04)
 In excess of net investment income                              (0.00)+++
 In excess of net realized gain on investments                   (0.01)
                                                             ---------
  Total distributions declared to shareholders                $  (0.66)
                                                             ---------
Net asset value - end of period                               $  11.09
                                                             ---------
Total return++                                                    5.67%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                       1.16%
 Net investment income                                            4.91%
Portfolio turnover                                                  27%
Net assets at end of period (000 omitted)                     $430,688

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

     Net investment income -- Ratios (to average net assets):
       Expenses##                                                 --
       Net investment income                                      --

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
   ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

----------------------------------------------------------------------
                                                         Virginia Fund
----------------------------------------------------------------------
                                                            Six Months
                                                                 Ended
                                                         September 30,
                                                                  1999
                                                         -------------
                                                           (Unaudited)
----------------------------------------------------------------------
                                                               Class B
----------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                          $ 11.60
                                                               -------
Income from investment operations# -
 Net investment income[sec]                                    $  0.24
 Net realized and unrealized gain (loss) on investments          (0.59)
                                                               -------
  Total from investment operations                             $ (0.35)
                                                               -------
Less distributions declared to shareholders -
 From net investment income                                    $ (0.24)
 From net realized gain on investments                            --
 In excess of net investment income                               --
 In excess of net realized gain on investments                    --
                                                               -------
  Total distributions declared to shareholders                 $ (0.24)
                                                               -------
Net asset value - end of period                                $ 11.01
                                                               -------
Total return                                                     (3.06)%++
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                       1.58%+
 Net investment income                                            4.24%+
Portfolio turnover                                                   5%
Net assets at end of period (000 omitted)                      $32,937

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

       Net investment income                                   $  0.23
       Ratios (to average net assets):
         Expenses##                                               1.75%+
         Net investment income                                    4.07%+

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.



                                                                                   Year Ended March 31,
                                                            ----------------------------------------------------------------
                                                               1999        1998         1997           1996             1995
----------------------------------------------------------------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                       $ 11.61     $ 11.06      $ 11.21        $ 11.08          $ 11.14
                                                            -------     -------      -------        -------          -------
Income from investment operations# -
 Net investment income[sec]                                 $  0.47     $  0.49      $  0.51        $  0.51          $  0.53
 Net realized and unrealized gain (loss) on investments       (0.01)       0.56        (0.15)          0.13            (0.01)
                                                            -------     -------      -------        -------          -------
  Total from investment operations                          $  0.46     $  1.05      $  0.36        $  0.64          $  0.52
                                                            -------     -------      -------        -------          -------
Less distributions declared to shareholders -
 From net investment income                                 $ (0.47)    $ (0.49)     $ (0.51)       $ (0.51)         $ (0.53)
 From net realized gain on investments                         --          --           --             --              (0.04)
 In excess of net investment income                            --         (0.01)        --            (0.00)+++        (0.00)+++
 In excess of net realized gain on investments                 --          --           --             --              (0.01)
                                                            -------     -------      -------        -------          -------
  Total distributions declared to shareholders              $ (0.47)    $ (0.50)     $ (0.51)     $   (0.51)         $ (0.58)
                                                            -------     -------      -------        -------          -------
Net asset value - end of period                             $ 11.60     $ 11.61      $ 11.06       $   11.21         $ 11.08
                                                            -------     -------      -------        -------          -------
Total return                                                   4.04%       9.61%        3.24%          5.85%            4.91%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                    1.64%       1.68%        1.78%          1.90%            1.88%
 Net investment income                                         4.08%       4.32%        4.57%          4.46%            4.84%
Portfolio turnover                                               24%         39%          42%            42%              27%
Net assets at end of period (000 omitted)                   $35,644     $32,902      $30,567        $28,420          $22,007

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

   Net investment income                                    $  0.46     $  0.48      $  0.50                  --               --
   Ratios (to average net assets):
    Expenses##                                                 1.76%       1.78%        1.84%            --                   --
    Net investment income                                      3.96%       4.22%        4.51%            --                   --

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.

See notes to financial statements.

-----------------------------------------------------------------------
                                                          Virginia Fund
-----------------------------------------------------------------------
                                                             Six Months
                                                                  Ended
                                                          September 30,
                                                                   1999
                                                          -------------
                                                            (Unaudited)
-----------------------------------------------------------------------
                                                                Class C
-----------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                           $ 11.60
                                                                -------
Income from investment operations# -
 Net investment income[sec]                                     $  0.24
 Net realized and unrealized gain (loss) on investments           (0.58)
                                                                -------
  Total from investment operations                              $ (0.34)
                                                                -------
Less distributions declared to shareholders -
 From net investment income                                     $ (0.24)
 From net realized gain on investment income                       --
 In excess of net investment income                                --
 In excess of net realized gain on investments                     --
                                                                -------
  Total distributions declared to shareholders                  $ (0.24)
                                                                -------
Net asset value - end of period                                 $ 11.02
                                                                -------
Total return                                                      (2.97)%++
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                        1.58%+
 Net investment income                                             4.24%+
Portfolio turnover                                                    5%
Net assets at end of period (000 omitted)                         5,354

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

   Net investment income                                     $    0.23
   Ratios (to average net assets):
    Expenses##                                                    1.75%+
    Net investment income                                         4.07%+

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.



                                                                                   Year Ended March 31,
                                                            ---------------------------------------------------------------
                                                              1999         1998        1997           1996             1995
---------------------------------------------------------------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                       $11.61      $ 11.06     $ 11.21       $  11.07         $  11.14
                                                            ------      -------     -------       --------         --------
Income from investment operations# -
 Net investment income[sec]                                 $ 0.47      $  0.49     $  0.52       $   0.51         $   0.56
 Net realized and unrealized gain (loss) on investments      (0.01)        0.56       (0.16)          0.15            (0.04)
                                                            ------      -------     -------       --------         --------
  Total from investment operations                          $ 0.46      $  1.05     $  0.36       $   0.66         $   0.52
                                                            ------     -------      -------      ----------       ----------
Less distributions declared to shareholders -
 From net investment income                                 $(0.47)     $ (0.49)    $ (0.51)      $  (0.52)        $  (0.54)
 From net realized gain on investment income                  --          --           --             --              (0.04)
 In excess of net investment income                           --          (0.01)       --            (0.00)+++        (0.00)+++
 In excess of net realized gain on investments                --          --           --             --              (0.01)
                                                            ------      -------     -------       --------         --------
  Total distributions declared to shareholders              $(0.47)     $ (0.50)    $ (0.51)      $  (0.52)        $  (0.59)
                                                            ------      -------     -------       --------         --------
Net asset value - end of period                             $11.60      $ 11.61     $ 11.06       $  11.21         $  11.07
                                                            ------      -------     -------       --------         --------
Total return                                                  4.04%        9.61%       3.30%          6.02%            4.85%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                   1.64%        1.68%       1.72%          1.83%            1.80%
 Net investment income                                        4.08%        4.32%       4.63%          4.53%            4.90%
Portfolio turnover                                              24%          39%         42%            42%              27%
Net assets at end of period (000 omitted)                   $6,523       $3,082     $ 3,182       $  3,366         $  2,300

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

   Net investment income                                    $ 0.46      $  0.48     $  0.51           --               --
   Ratios (to average net assets):
    Expenses##                                                1.76%        1.78%       1.78%          --               --
    Net investment income                                     3.96%        4.22%       4.57%          --               --

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after
     September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.

See notes to financial statements.

------------------------------------------------------------------------
                                                      West Virginia Fund
------------------------------------------------------------------------
                                                              Six Months
                                                                   Ended
                                                           September 30,
                                                                    1999
                                                          --------------
                                                             (Unaudited)
------------------------------------------------------------------------
                                                                 Class A
------------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                        $   11.75
                                                             ---------
Income from investment operations# -
 Net investment income[sec]                                  $    0.28
 Net realized and unrealized gain (loss) on investments         ( 0.64)
                                                             ---------
  Total from investment operations                           $   (0.36)
                                                             ---------
Less distributions declared to shareholders -
 From net investment income                                  $   (0.28)
 In excess of net investment income                                 --
 In excess of net realized gain on investments                      --
                                                             ---------
  Total distributions declared to shareholders               $   (0.28)
                                                             ---------
Net asset value - end of period                              $   11.11
                                                             ---------
Total return++                                                   (3.07)%++
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                       0.97%+
 Net investment income                                            4.96%+
Portfolio turnover                                                  14%
Net assets at end of period (000 omitted)                     $124,329

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

       Net investment income                                 $    0.27
       Ratios (to average net assets):
         Expenses##                                               1.14%+
         Net investment income                                    4.79%+

 +Annualized.
 ++Not annualized.
+++Per share amount was less than $0.01.
 #Per share data are based on average shares outstanding.
 ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
  ++Total returns for Class A shares do not include the applicable sales charge.
If the charge had been included, the results would have been lower.



                                                                               Year Ended March 31,
                                                             -------------------------------------------------------
                                                                  1999           1998          1997             1996
--------------------------------------------------------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                        $   11.77       $  11.31      $  11.33         $  11.21
                                                             ---------       --------      --------         --------
Income from investment operations# -
 Net investment income[sec]                                  $    0.56       $   0.58      $   0.60         $   0.61
 Net realized and unrealized gain (loss) on investments          (0.01)          0.47         (0.02)            0.12
                                                             ---------       --------      --------         --------
  Total from investment operations                           $    0.55       $   1.05      $   0.58         $   0.73
                                                             ---------       --------      --------         --------
Less distributions declared to shareholders -
 From net investment income                                  $   (0.57)      $  (0.58)     $  (0.60)        $  (0.61)
 In excess of net investment income                              (0.00)+++      (0.01)         --              (0.00)+++
 In excess of net realized gain on investments                    --             --            --               --
                                                             ---------       --------      --------         --------
  Total distributions declared to shareholders               $   (0.57)      $  (0.59)     $  (0.60)        $  (0.61)
                                                             ---------       --------      --------         --------
Net asset value - end of period                              $   11.75       $  11.77      $  11.31          $ 11.33
                                                             ---------       --------      --------         --------
Total return++                                                    4.73%          9.42%         5.20%            6.58%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                       1.02%          1.10%         1.17%            1.22%
 Net investment income                                            4.78%          4.98%         5.28%            5.30%
Portfolio turnover                                                  13%            17%           21%              11%
Net assets at end of period (000 omitted)                    $ 133,456       $130,002      $126,107         $134,514

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

       Net investment income                                 $    0.55       $   0.57          --               --
       Ratios (to average net assets):
         Expenses##                                               1.14%          1.17%         --               --
         Net investment income                                    4.66%          4.91%         --               --

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
   ++Total returns for Class A shares do not include the applicable sales charge.
     If the charge had been included, the results would have been lower.



                                                            Year Ended
                                                             March 31,
----------------------------------------------------------------------
                                                                  1995
----------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                        $  11.19
                                                             --------
Income from investment operations# -
 Net investment income[sec]                                  $   0.62
 Net realized and unrealized gain (loss) on investments          0.03
                                                             --------
  Total from investment operations                           $   0.65
                                                             --------
Less distributions declared to shareholders -
 From net investment income                                  $  (0.62)
 In excess of net investment income                              --
 In excess of net realized gain on investments                  (0.01)
                                                             ----------
  Total distributions declared to shareholders               $  (0.63)
                                                             ----------
Net asset value - end of period                              $  11.21
                                                             ----------
Total return++                                                   6.07%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                      1.19%
 Net investment income                                           5.62%
Portfolio turnover                                               23%
Net assets at end of period (000 omitted)                    $127,616

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

       Net investment income                                     --
       Ratios (to average net assets):
         Expenses##                                              --
         Net investment income                                   --

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.
   ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

----------------------------------------------------------------------
                                                    West Virginia Fund
----------------------------------------------------------------------
                                                            Six Months
                                                                 Ended
                                                         September 30,
                                                                 1999
                                                           (Unaudited)
----------------------------------------------------------------------
                                                               Class B
----------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                          $ 11.74
                                                               -------
Income from investment operations# -
 Net investment income[sec]                                    $  0.25
 Net realized and unrealized gain (loss) on investments          (0.63)
                                                               -------
  Total from investment operations                             $ (0.38)
                                                               -------
Less distributions declared to shareholders -
 From net investment income                                    $ (0.25)
 In excess of net investment income                                 --
 In excess of net realized gain on investments                      --
                                                               -------
  Total distributions declared to shareholders                 $ (0.25)
                                                               -------
Net asset value - end of period                                $ 11.11
                                                               -------
Total return                                                    ( 3.31)%++
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                       1.62%+
 Net investment income                                            4.31%+
Portfolio turnover                                               14%
Net assets at end of period (000 omitted)                      $16,211

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

   Net investment income                                       $  0.24
   Ratios (to average net assets):
    Expenses##                                                    1.79%+
    Net investment income                                         4.14%+

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.



                                                                                Year Ended March 31,
                                                               --------------------------------------------------------
                                                                  1999             1998           1997             1996
                                                               --------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                          $ 11.77          $ 11.31        $ 11.33          $ 11.21
                                                               -------          -------        -------          -------
Income from investment operations# -
 Net investment income[sec]                                    $  0.49          $  0.51        $  0.52          $  0.52
 Net realized and unrealized gain (loss) on investments          (0.03)            0.46          (0.02)            0.12
                                                               -------          -------        -------          -------
  Total from investment operations                             $  0.46          $  0.97        $  0.50          $  0.64
                                                               -------          -------        -------          -------
Less distributions declared to shareholders -
 From net investment income                                    $ (0.49)         $ (0.51)       $ (0.52)         $ (0.52)
 In excess of net investment income                              (0.00)+++        (0.00)+++       --            (0.00)+++
 In excess of net realized gain on investments                    --               --             --               --
                                                               -------          -------        -------          -------
  Total distributions declared to shareholders                 $ (0.49)         $ (0.51)       $ (0.52)         $ (0.52)
                                                               -------          -------        -------          -------
Net asset value - end of period                                $ 11.74          $ 11.77        $ 11.31          $ 11.33
                                                               -------          -------        -------          -------
Total return                                                      3.97%            8.72%          4.47%            5.81%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                       1.67%            1.75%          1.87%            1.94%
 Net investment income                                            4.13%            4.33%          4.57%            4.56%
Portfolio turnover                                                  13%              17%            21%              11%
Net assets at end of period (000 omitted)                      $17,166          $15,472        $13,587          $12,647

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

       Net investment income                                   $  0.48          $  0.50             --             --
       Ratios (to average net assets):
         Expenses##                                               1.79%            1.82%            --             --
         Net investment income                                    4.01%            4.26%            --             --

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after
     September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.



                                                  Year Ended March 31,
----------------------------------------------------------------------
                                                                  1995
----------------------------------------------------------------------
Per share data
(for a share outstanding throughout each period):
Net asset value - beginning of period                          $ 11.19
                                                               -------
Income from investment operations# -
 Net investment income[sec]                                    $  0.53
 Net realized and unrealized gain (loss) on investments           0.04
                                                               -------
  Total from investment operations                             $  0.57
                                                               -------
Less distributions declared to shareholders -
 From net investment income                                    $ (0.54)
 In excess of net investment income                              (0.00)+++
 In excess of net realized gain on investments                   (0.01)
                                                               -------
  Total distributions declared to shareholders                 $ (0.55)
                                                               -------
Net asset value - end of period                                $ 11.21
                                                               -------
Total return                                                     5.30%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                       1.91%
 Net investment income                                            4.87%
Portfolio turnover                                                  23%
Net assets at end of period (000 omitted)                      $10,046

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

   Net investment income -- Ratios (to average net assets):
    Expenses##                                                    --
    Net investment income                                         --

    +Annualized.
   ++Not annualized.
  +++Per share amount was less than $0.01.
    #Per share data are based on average shares outstanding.
   ##The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for this expense offset arrangement.

See notes to financial statements.

Notes to Financial Statements (Unaudited)

(1) Business and Organization

MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Tennessee Municipal Bond Fund (Tennessee Fund), MFS Virginia Municipal Bond Fund (Virginia
Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a non-diversified series of MFS Municipal Series Trust (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Because each Fund invests primarily in the securities of a single state and its political subdivisions, each Fund is vulnerable to the effects of changes in the legal and economic environment of the particular state.

Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts listed on commodities exchanges are reported at market value using closing settlement prices. Securities for which there are no such quotations or valuations are valued in good faith by the Trustees.

Futures Contracts - Each Fund may enter into futures contracts for the delayed delivery of securities or contracts based on financial indices at a fixed price on a future date. In entering such contracts, each Fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Each Fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Should interest rates or securities prices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount is amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the Fund at a future date, usually beyond customary settlement time.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly - The Trust's custody fee is calculated as a percentage of each Funds' month end net assets. The fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by each Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions paid by each Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each Fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable each Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. Each Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

At March 31, 1999, the following Funds, for federal income tax purposes, had a capital loss carryforward which may be applied against any net taxable realized gains of each succeeding year until the earlier of their utilization or expiration.

                    Mississippi      New York    North Carolina      Pennsylvania        Virginia   West Virginia
Expiration Date            Fund          Fund              Fund              Fund            Fund            Fund
-----------------------------------------------------------------------------------------------------------------
March 31, 2003       $   --          $  --             $686,899        $   --          $   --          $   --
March 31, 2004        2,962,632                                           935,505          --           2,079,974
March 31, 2005          228,833       446,982            --               533,472       1,711,218         714,690
                     ----------      --------          --------        ----------      ----------      ----------
 Total               $3,191,465      $446,982          $686,899        $1,468,977      $1,711,218      $2,794,664
                     ----------      --------          --------        ----------      ----------      ----------

Multiple Classes of Shares of Beneficial Interest - Each Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.


(3) Transactions with Affiliates

Investment Adviser - The Trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.55% of each Fund's average daily net assets. The investment adviser has voluntarily agreed to waive a portion of its fee with respect to each Fund, which is shown as a reduction of expenses in the Statement of Operations.

The Pennsylvania Fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the Pennsylvania Fund's operating expenses, exclusive of management, distribution and service fees. The Pennsylvania Fund in turn will pay MFS an expense reimbursement fee not greater than 0.40% of its average daily net assets. To the extent that the expense reimbursement fee exceeds the Pennsylvania Fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At September 30, 1999, aggregate unreimbursed expenses owed to MFS by the Pennsylvania Fund amounted to $228,316. During the six months ended September 30, 1999, MFS did not impose the reimbursement fee of $93,212.

The Trust pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Trust, all of whom receive remuneration for their services to the Trust from MFS. Certain officers and Trustees of the Trust are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The Trust has an unfunded defined benefit plan for all of its independent Trustees and Mr. Bailey. Included in Trustees' compensation for the six months ended September 30, 1999, is a net periodic pension expense for each Fund, as follows:

                                North                         South                                   West
Mississippi     New York     Carolina     Pennsylvania     Carolina     Tennessee     Virginia    Virginia
       Fund         Fund         Fund             Fund         Fund          Fund         Fund        Fund
----------------------------------------------------------------------------------------------------------
     $2,804       $2,809       $2,996           $2,929       $2,981        $2,774       $2,982      $2,982

Administrator - The Trust has an administrative services agreement with MFS to provide the Trust with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, each Fund pays MFS an administrative fee at the following annual percentages of each Fund's average daily net assets:


  First $1 billion                0.0150%
  Next $1 billion                 0.0125%
  Next $1 billion                 0.0100%
  In excess of $3 billion         0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $11,522, $13,862, $37,942, $13,132, $15,336, $17,217, $40,946, and $23,085 for
the six months ended September 30, 1999, as its portion of the sales charge on sales of Class A shares of the Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia and West Virginia Funds, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each Fund's distribution plan provides that the Fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the Fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the Fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.10% per annum of the Fund's average daily net assets attributable to Class A shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $7,184, $13,890, $4,658, $5,163, $12,455, and $5,439
for the, New York, North Carolina, South Carolina, Tennessee, Virginia, and West Virginia Funds, respectively, for the six months ended September 30, 1999. Fees incurred under the distribution plan during the six months ended September 30, 1999, were, 0.00%, 0.25%, 0.35%, 0.00%, 0.35%, 0.35%, 0.35%, and 0.35% of each
Fund's average daily net assets attributable to Class A shares on an annualized basis for the Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia Funds, respectively. Payments of the Mississippi Fund's 0.35% per annum Class A distribution and service fee will commence on such date as the Trustees of Trust may determine. In the case of the New York and Pennsylvania Funds, payments of the 0.10% per annum Class A distribution fee will be implemented on such date as the Trustees of the Trust may determine. For the Pennsylvania Fund, payments of the 0.25% per annum Class A service fee will commence on the date that the net assets of the Fund attributable to Class A shares first equals or exceed $50 million.

Each Fund's distribution plan provides that the Fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $2,730, $2,446, $2,066, $943, $1,794, and $1,321 for the New York,
North Carolina, South Carolina, Tennessee, Virginia, and West Virginia Funds, respectively, for Class B shares, for the six months ended September 30, 1999. MFS retained the service fee for accounts not attributable to a securities dealer, which amounted to $1 for the Virginia Fund for Class C shares for the six months ended September 30, 1999. Fees incurred under the distribution plan during the six months ended September 30, 1999, were 0.79%, 1.00%, 1.00%, 0.80%, 1.00%, 1.00%, 1.00%, and 1.00% of each of the Fund's average daily net assets attributable to Class B shares for the Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia Funds, respectively, on an annualized basis. Fees incurred under the distribution plan during the six months ended September 30, 1999, were 1.00% and 1.00% of each of the Fund's average daily net assets attributable to Class C shares for the North Carolina and Virginia Funds, respectively, on an annualized basis. Except in the case of the 0.25% per annum Class B service fee paid by the Mississippi Fund upon sale of Class B shares in the first year, payment of the Class B service fee will be suspended until such date as the Trustees of the Trust may determine. Except in the case of the 0.25% per annum Class B service fee paid by the Pennsylvania Fund upon the sale of Class B shares in the first year, payment of the Class B service fee will be suspended until on such date as the Class A service fee first becomes payable.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemption's of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months September 30, 1999, for Class A, Class B, and Class C shares, were as follows:


                                                North                         South                                   West
                Mississippi     New York     Carolina     Pennsylvania     Carolina     Tennessee     Virginia    Virginia
CDSC imposed           Fund         Fund         Fund             Fund         Fund          Fund         Fund        Fund
--------------------------------------------------------------------------------------------------------------------------
Class A              $  --       $  --        $   231          $  --        $ 2,986       $  --        $  --       $  --
Class B               7,212       36,875       60,015           20,538        58,323       33,542       44,299      32,986
Class C                 --          --          1,995             --            --           --         10,222        --

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of each Fund's average daily net assets at an effective annual rate of 0.10%.


(4) Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, and short-term obligations were as follows (000 omitted):


                                                North                         South                                   West
                Mississippi     New York     Carolina     Pennsylvania     Carolina     Tennessee     Virginia    Virginia
                       Fund         Fund         Fund             Fund         Fund          Fund         Fund        Fund
--------------------------------------------------------------------------------------------------------------------------
Purchases            $7,808       $41,495     $11,880          $17,160      $19,510       $14,430      $20,704     $18,068
Sales                 5,975        44,624      19,520           14,198       22,324        16,061       43,155      19,037

The cost and unrealized appreciation and depreciation in the value of the investments owned by each Fund, as computed on a federal income tax basis, are as follows (000's omitted):


                                                                North
                               Mississippi      New York     Carolina
                                      Fund          Fund         Fund
---------------------------------------------------------------------
Aggregate cost                     $75,154      $127,530     $383,905
                                   -------      --------     --------
Gross unrealized appreciation      $ 3,309      $  6,655     $ 16,772
Gross unrealized depreciation         (574)       (1,699)      (8,111)
                                   -------      --------     --------
Net unrealized appreciation        $ 2,735      $  4,956     $  8,661
                                   -------      --------     --------



                                                   South                                West
                              Pennsylvania      Carolina   Tennessee    Virginia    Virginia
                                      Fund          Fund        Fund        Fund        Fund
----------------------------------------------------------------------------------------------
Aggregate cost                     $45,569      $160,609    $125,487    $366,440    $134,072
                                   -------      --------    --------    --------    --------
Gross unrealized appreciation      $ 1,049      $  6,943    $  4,354    $ 11,826    $  6,961
Gross unrealized depreciation         (937)       (4,401)     (2,582)     (8,888)     (2,884)
                                   -------      --------    --------    --------    --------
Net unrealized appreciation        $   112      $  2,542    $  1,772    $  2,938    $  4,077
                                   -------      --------    --------    --------    --------

(5) Shares of Beneficial Interest

The Trust's Declaration permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in Fund shares were as follows:

                                                            Mississippi Fund
Class A Shares                                      ------------------------
Six Months Ended September 30, 1999 (000 Omitted)     Shares          Amount
----------------------------------------------------------------------------
Shares sold                                              722       $   6,983
Shares issued to shareholders in
 reinvestment of distributions                            78             751
Shares reacquired                                       (469)         (4,530)
                                                        ----       ---------
 Net increase (decrease)                                 331       $   3,204
                                                        ----       ---------

Year Ended March 31, 1999 (000 Omitted)               Shares          Amount
----------------------------------------------------------------------------
Shares sold                                              523       $   5,207
Shares issued to shareholders in
 reinvestment of distributions                           147           1,466
Shares reacquired                                       (623)         (6,193)
                                                       -----       ---------
 Net increase (decrease)                                  47       $     480
                                                       -----       ---------

                                                           Pennsylvania Fund
                                                     -----------------------
Six Months Ended September 30, 1999 (000 Omitted)     Shares          Amount
----------------------------------------------------------------------------
Shares sold                                              448       $   4,332
Shares issued to shareholders in
 reinvestment of distributions                            38             362
Shares reacquired                                       (215)         (2,069)
                                                     -------       ---------
 Net increase (decrease)                                 271       $   2,625
                                                     -------       ---------

Year Ended March 31, 1999 (000 Omitted)               Shares          Amount
----------------------------------------------------------------------------
Shares sold                                              443       $   4,392
Shares issued to shareholders in
 reinvestment of distributions                            62             614
Shares reacquired                                       (240)         (2,376)
                                                    --------       ---------
 Net increase (decrease)                                 265       $   2,630
                                                    --------       ---------



                                                               New York Fund        North Carolina Fund
Class A Shares                                       -----------------------    ------------------------
Six Months Ended September 30, 1999 (000 Omitted)     Shares          Amount      Shares         Amount
-------------------------------------------------------------------------------------------------------
Shares sold                                              313       $   3,432         630      $   7,472
Shares issued to shareholders in
 reinvestment of distributions                           151           1,644         415          4,879
Shares reacquired                                       (871)         (9,566)     (2,023)       (23,859)
                                                        ----       ---------      ------      ---------
 Net increase (decrease)                                (407)      $  (4,490)       (978)     $ (11,508)
                                                        ----       ---------      ------      ---------

Year Ended March 31, 1999 (000 Omitted)               Shares          Amount      Shares         Amount
-------------------------------------------------------------------------------------------------------
Shares sold                                            1,889       $  21,362       6,127      $  74,691
Shares issued to shareholders in
 reinvestment of distributions                           298           3,372         826         10,078
Shares reacquired                                     (2,428)        (27,459)     (8,228)      (100,378)
                                                      ------       ---------      ------      ---------
 Net increase (decrease)                                (241)      $  (2,725)     (1,275)     $ (15,609)
                                                      ------       ---------      ------      ---------

                                                         South Carolina Fund             Tennessee Fund
                                                     -----------------------    -----------------------
Six Months Ended September 30, 1999 (000 Omitted)     Shares          Amount      Shares         Amount
-------------------------------------------------------------------------------------------------------
Shares sold                                              213       $   2,594         544      $   5,842
Shares issued to shareholders in
 reinvestment of distributions                           141           1,708         130          1,369
Shares reacquired                                       (927)        (11,191)     (1,052)       (11,002)
                                                      ------       ---------      ------      ---------
 Net increase (decrease)                                (573)      $  (6,889)       (378)     $  (3,791)
                                                      ------       ---------      ------      ---------

Year Ended March 31, 1999 (000 Omitted)               Shares          Amount      Shares         Amount
-------------------------------------------------------------------------------------------------------
Shares sold                                              860       $  10,768       1,562      $  17,019
Shares issued to shareholders in
 reinvestment of distributions                           280           3,515         244          2,671
Shares reacquired                                     (1,345)        (16,841)       (992)       (10,839)
                                                      ------       ---------      ------      ---------
 Net increase (decrease)                                (205)      $  (2,558)        814      $   8,851
                                                      ------       ---------      ------      ---------


                                                                    Virginia Fund               West Virginia Fund
Class A Shares                                            -----------------------          -----------------------
Six Months Ended September 30, 1999 (000 Omitted)         Shares           Amount          Shares           Amount
------------------------------------------------------------------------------------------------------------------
Shares sold                                                  907        $  10,364             269        $   3,087
Shares issued to shareholders in
 reinvestment of distributions                               378            4,257             156            1,776
Shares reacquired                                         (2,044)         (23,165)           (600)          (6,816)
                                                          ------        ---------            ----        ---------
 Net decrease                                               (759)       $  (8,544)           (175)       $  (1,953)
                                                          ------        ---------            ----        ---------

Year Ended March 31, 1999 (000 Omitted)                   Shares           Amount          Shares           Amount
------------------------------------------------------------------------------------------------------------------
Shares sold                                                3,914        $  45,669           1,029        $  12,137
Shares issued to shareholders in
 reinvestment of distributions                               742            8,649             292            3,451
Shares reacquired                                         (5,247)         (61,190)         (1,003)         (11,832)
                                                          ------        ---------          ------        ---------
 Net increase (decrease)                                    (591)       $  (6,872)            318        $   3,756
                                                          ------        ---------          ------        ---------

                                                        Mississippi Fund              New York Fund         North Carolina Fund
Class B Shares                                       --------------------------------------------------------------------------
Six Months Ended September 30, 1999 (000 Omitted)    Shares       Amount     Shares          Amount      Shares          Amount
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                              88     $    858        242        $  2,660         461        $  5,499
Shares issued to shareholders in
 reinvestment of distributions                            9           84         32             344          58             678
Shares reacquired                                       (75)        (726)      (310)         (3,391)       (276)         (3,263)
                                                        ---     --------       ----        --------        ----        --------
 Net increase (decrease)                                 22     $    216        (36)       $   (387)        243        $  2,914
                                                        ---     --------       ----        --------        ----        --------

Year Ended March 31, 1999 (000 Omitted)              Shares       Amount     Shares          Amount      Shares          Amount
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                             215     $  2,140        701        $  7,932        1,067       $ 13,003
Shares issued to shareholders in
 reinvestment of distributions                           17          169         57             649         103           1,259
Shares reacquired                                      (162)      (1,611)      (424)         (4,796)       (522)         (6,357)
                                                       ----     --------     ------        --------       ------       --------
 Net increase                                            70     $    698        334        $  3,875         648        $  7,905
                                                       ----     --------     ------        --------       ------       --------

                                                       Pennsylvania Fund        South Carolina Fund              Tennessee Fund
                                                       ------------------------------------------------------------------------
Six Months Ended September 30, 1999 (000 Omitted)    Shares       Amount     Shares          Amount      Shares          Amount
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                             225     $  2,196        307        $  3,712         256        $  2,723
Shares issued to shareholders in
 reinvestment of distributions                           26          255         32             386          23             241
Shares reacquired                                      (204)      (1,966)      (284)         (3,424)       (151)         (1,580)
                                                       ----     --------     ------        --------       -----        --------
 Net increase                                            47     $    485         55        $    674         128        $  1,384
                                                       ----     --------     ------        --------       -----        --------

Year Ended March 31, 1999 (000 Omitted)              Shares       Amount     Shares          Amount      Shares          Amount
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                             533     $  5,302        842        $ 10,580         624        $  6,827
Shares issued to shareholders in
 reinvestment of distributions                           44          436         53             671          43             470
Shares reacquired                                      (248)      (2,458)      (235)         (2,950)       (240)         (2,625)
                                                      -----     --------  ---------        --------    ---------       --------
 Net increase                                           329     $  3,280        660        $  8,301         427        $  4,672
                                                      -----     --------  ---------        --------    ---------       --------

                                                                                      Virginia Fund          West Virginia Fund
                                                                             --------------------------------------------------
Six Months Ended September 30, 1999 (000 Omitted)                            Shares          Amount      Shares          Amount
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                     208        $  2,375         103        $  1,189
Shares issued to shareholders in
 reinvestment of distributions                                                   28             321          19             216
Shares reacquired                                                              (318)         (3,591)       (125)         (1,439)
                                                                               ----        --------       -----        --------
 Net decrease                                                                   (82)       $   (895)         (3)       $    (34)
                                                                               ----        --------       -----        --------

Year Ended March 31, 1999 (000 Omitted)                                      Shares         Amount        Shares        Amount
-------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                     611        $  7,115         290        $  3,412
Shares issued to shareholders in
 reinvestment of distributions                                                   53             616          36             426
Shares reacquired                                                              (425)         (4,951)       (179)         (2,106)
                                                                               ----        --------       -----        -------
 Net increase                                                                   239        $  2,780         147        $  1,732
                                                                               ----        --------       -----        -------


                                                       North Carolina Fund            Virginia Fund
Class C Shares                                        ---------------------------------------------
Six Months Ended September 30, 1999 (000 Omitted)     Shares        Amount     Shares        Amount
---------------------------------------------------------------------------------------------------
Shares sold                                              260      $  3,108         61      $    694
Shares issued to shareholders in
 reinvestment of distributions                            14           165          9           100
Shares reacquired                                       (135)       (1,591)      (146)       (1,656)
                                                        ----      --------       ----      --------
 Net increase (decrease)                                 139      $  1,682        (76)     $   (862)
                                                        ----      --------       ----      --------

Year Ended March 31, 1999 (000 Omitted)     Shares        Amount     Shares      Amount
---------------------------------------------------------------------------------------
Shares sold                                    619        $7,481        325      $3,779
Shares issued to shareholders in
 reinvestment of distributions                  21           254         12         144
Shares reacquired                             (149)       (1,749)       (41)       (473)
                                              ----        ------        ---      ------
 Net increase                                  491        $5,986        296      $3,450
                                              ----        ------        ---      ------

(6) Line of Credit

The Trust and other affiliated funds participate in an $820 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Funds for the six months ended September 30, 1999, ranged from $164 to $1,399. The Funds had no significant borrowings during the period.

(7) Financial Instruments

The Trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts

                                                                                                 Unrealized
Fund                          Description           Expiration      Contracts     Position     Depreciation
-----------------------------------------------------------------------------------------------------------
Mississippi Fund        U.S. Treasury Bonds      December 1999           6         Short        $    (969)
                        Municipal Bond Index     December 1999           6         Long            (1,281)
                                                                                                ---------
                                                                                                $  (2,250)
                                                                                                =========
New York Fund           U.S. Treasury Bonds      December 1999          10         Short        $  (1,812)
                        Municipal Bond Index     December 1999          10         Long            (2,094)
                                                                                                ---------
                                                                                                $  (3,906)
                                                                                                =========
North Carolina Fund     U.S. Treasury Bonds      December 1999          31         Short        $  (3,750)
                        Municipal Bond Index     December 1999          31         Long            (7,406)
                                                                                                ---------
                                                                                                $ (11,156)
                                                                                                =========
Pennsylvania Fund       U.S. Treasury Bonds      December 1999           3         Short        $    (313)
                        Municipal Bond Index     December 1999           3         Long              (562)
                                                                                                ---------
                                                                                                $    (875)
                                                                                                =========
South Carolina Fund     U.S. Treasury Bonds      December 1999          13         Short        $  (2,125)
                        Municipal Bond Index     December 1999          13         Long            (2,875)
                                                                                                ---------
                                                                                                $  (5,000)
                                                                                                =========
Tennessee Fund          U.S. Treasury Bonds      December 1999          10         Short        $  (1,812)
                        Municipal Bond Index     December 1999          10         Long            (2,094)
                                                                                                ---------
                                                                                                $  (3,906)
                                                                                                =========
Virginia Fund           U.S. Treasury Bonds      December 1999          30         Short        $  (4,500)
                        Municipal Bond Index     December 1999          30         Long            (6,906)
                                                                                                ---------
                                                                                                $ (11,406)
                                                                                                =========
West Virginia Fund      U.S. Treasury Bonds      December 1999          11         Short        $  (1,406)
                        Municipal Bond Index     December 1999          11         Long            (2,750)
                                                                                                ---------
                                                                                                $  (4,156)
                                                                                                =========

At September 30, 1999, each Fund had sufficient cash and/or securities to cover margin requirements on open futures contracts.

(8) Restricted Securities
Each Fund may invest not more than 15% of its net assets in securities which are subject to legal or contractual restrictions on resale. At September 30, 1999, the Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Virginia, and West Virginia Funds owned the following restricted securities, excluding securities issued under Rule 144A, constituting 1.9%, 3.6%, 3.8%, 5.6%, 4.5%, 2.5%, and 3.8% of each Fund's net assets, respectively, which may not be publicly sold without registration under the Securities Act of 1933. Each Fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith by the Trustees.



Fund                  Description
----------------------------------------------------------------------------------------
Mississippi Fund      Guam Power Authority Rev., 6.673s, 2013
                      Puerto Rico Public Finance Corp., 6.99s, 2013

New York Fund         Guam Power Authority Rev., 6.673s, 2013
                      Guam Power Authority Rev., 6.673s, 2014
                      Niagara Falls, NY, Bridge Commission Toll Rev., 6.475s, 2015

North Carolina Fund   Puerto Rico Highway & Transportation Authority Rev., 8.272, 2018
                      Puerto Rico Public Finance Corp., 6.99s, 2016
                      State of North Carolina, 5.446s, 2015
                      State of North Carolina, 5.446s, 2017

Pennsylvania Fund     Guam Power Authority Rev., 6.673s, 2014
                      Puerto Rico Public Finance Corp., 6.99s, 2013

South Carolina Fund   Puerto Rico Electric Power Authority, 7.25s, 2015
                      Puerto Rico Public Finance Corp., 6.99s, 2013
                      Puerto Rico Public Finance Corp., 7.021s, 2019
                      State of South Carolina, 5.146s, 2016

Virginia Fund         Fairfax County, VA, 5.446s, 2016
                      Fairfax County, VA, 5.446s, 2017
                      Guam Power Authority Rev., 6.673s, 2015
                      Puerto Rico Public Finance Corp., 6.99s, 2013
                      Puerto Rico Public Finance Corp., 7.021s, 2016

West Virginia Fund    State of West Virginia Building Commission, 6.646s, 2018


                              Date of     Principal
Fund                      Acquisition        Amount          Cost          Value
--------------------------------------------------------------------------------
Mississippi Fund         5/20/99     $1,000,000        $1,072,720    $   970,220
                         9/30/99        500,000           509,110        509,110
                                                                     -----------
                                                                     $ 1,479,330
                                                                     -----------

New York Fund            5/20/99      1,060,000         1,137,083    $ 1,028,433
                         5/20/99        500,000           531,950        477,430
                         5/21/99      3,500,000         3,755,920      3,343,060
                                                                     -----------
                                                                     $ 4,848,923
                                                                     -----------

North Carolina Fund      2/26/99      5,425,000         7,037,418    $ 6,066,126
                         9/30/99      1,500,000         1,471,890      1,471,890
                         2/26/99      5,000,000         4,999,600      4,085,800
                         3/24/99      5,000,000         4,712,500      3,699,600
                                                                     -----------
                                                                     $15,323,416
                                                                     -----------

Pennsylvania Fund        5/20/99      2,170,000         2,308,663    $ 2,072,046
                         9/30/99        500,000           509,110        509,110
                                                                     -----------
                                                                     $ 2,581,156
                                                                     -----------

South Carolina Fund      9/16/99      1,000,000           976,500    $   969,960
                         9/30/99      1,375,000         1,400,053      1,400,052
                         3/31/99      1,300,000         1,470,326      1,260,844
                         3/26/99      5,000,000         4,730,700      3,749,300
                                                                     -----------
                                                                     $ 7,380,156
                                                                     -----------

Virginia Fund            4/12/99      3,855,000         3,801,801    $ 3,079,066
                         4/12/99      3,845,000         3,743,953      3,012,557
                         5/20/99      1,010,000         1,058,641        950,026
                         9/30/99      2,000,000         2,036,440      2,036,440
                         3/31/99        500,000           569,030        497,040
                                                                     -----------
                                                                     $ 9,575,129
                                                                     -----------

West Virginia Fund        5/5/99      5,770,000         6,240,486    $ 5,390,450
                                                                     -----------

                       MFS' Year 2000 Readiness Disclosure

MFS Investment Management(R), as an investment adviser and on behalf of the MFS funds, is committed to the effective use of technology in managing our portfolio investments, delivering high-quality service to MFS fund shareholders, retirement plan participants, and MFS' institutional clients, and supporting the financial advisers who sell our products. With that in mind, we created a separately funded Year 2000 Program Management Office in 1996 comprised of a specialized staff reporting directly to MFS senior management.

The Year 2000 (Y2K) problem arises because calendar-year fields in computers and software applications traditionally have used two-digit codes so that, for example, the year 1998 is coded as "98," with the "19" being implied. In the year 2000, unless necessary corrections have been made, computer applications may assume "00" refers to 1900 rather than 2000, thus resulting in systems failures or miscalculations. To address this issue, our team of dedicated business and technology managers, working with outside experts, is taking steps to ascertain the Y2K readiness of MFS' internal systems and is working with our external systems vendors to determine whether they expect their systems to be ready.

MFS recognizes that fund shareholders and institutional clients also are concerned about whether the companies whose securities are held in their portfolios are addressing Y2K issues. As part of the MFS(R) Original Research(SM) process of evaluating portfolio investments, one of the many relevant factors that MFS' portfolio managers and research analysts may consider is a company's Y2K readiness. Each year, MFS' research analysts and portfolio managers conduct more than 1,000 on-site meetings with companies whose securities are, or may be, held in fund and client portfolios, and host an additional 1,500 meetings at MFS' headquarters. When assessing the Y2K readiness of these companies, MFS' research analysts and portfolio managers may rely upon discussions at these meetings as well as SEC disclosure documents and third-party reports.

Y2K readiness is an enormously complex, worldwide issue. No company or institution can guarantee that it will be unaffected by the Y2K issue. While MFS is taking significant steps to protect the integrity of its internal systems, there can be no assurance that these steps will be sufficient to avoid any adverse impact on MFS, shareholders of MFS funds, participants in retirement plans administered by MFS, or MFS' institutional clients.

If you have further questions regarding MFS' Year 2000 Readiness Program, please visit our Web site at www.mfs.com or contact the MFS Year 2000 Program Management Office by e-mail at y2k@mfs.com or by letter at 500 Boylston Street, Boston, MA 02116-3741.

MFS Family of Funds(R)

MFS offers a range of mutual funds to meet investors' varying financial needs and goals. The funds are placed below in descending order of the level of risk and reward each one offers in relation to the others in that asset class.(1) The objective of the fund you choose should correspond to your financial needs and goals.

                       HIGHER RISK/HIGHER REWARD POTENTIAL

BOND FUNDS

MFS(R) Global Governments Fund
MFS(R) High Yield Opportunities Fund
MFS(R) High Income Fund
MFS(R) Municipal High Income Fund
MFS(R) Strategic Income Fund
MFS(R) Municipal State Funds
  AL, AR, CA, FL, GA, MD, MA, MS,
  NY, NC, PA, SC, TN, VA, WV
MFS(R) Municipal Income Fund
MFS(R) Bond Fund
MFS(R) Municipal Bond Fund
MFS(R) Government Securities Fund
MFS(R) Government Mortgage Fund
MFS(R) Intermediate Income Fund
MFS(R) Municipal Limited Maturity Fund
MFS(R) Limited Maturity Fund
MFS(R) Government Limited Maturity Fund


STOCK FUNDS

MFS(R)/Foreign & Colonial Emerging Markets Equity Fund
MFS(R) Managed Sectors Fund
MFS(R) New Discovery Fund
MFS(R) Emerging Growth Fund
MFS(R) Mid Cap Growth Fund
MFS(R) International Growth Fund
MFS(R) Research International Fund
MFS(R) Global Growth Fund
MFS(R) Strategic Growth Fund
MFS(R) Research Fund
MFS(R) International Growth and Income Fund
MFS(R) Global Equity Fund
MFS(R) Capital Opportunities Fund
Massachusetts Investors Growth Stock Fund
MFS(R) Growth Opportunities Fund
MFS(R) Large Cap Growth Fund
MFS(R) Union Standard(R) Equity Fund
MFS(R) Research Growth and Income Fund
Massachusetts Investors Trust
MFS(R) Equity Income Fund
MFS(R) Utilities Fund
MFS(R) Global Total Return Fund
MFS(R) Total Return Fund
MFS(R) Global Asset Allocation Fund


                        LOWER RISK/LOWER REWARD POTENTIAL


(1) For information on the specific risks, charges, and expenses associated with any MFS fund, refer to the prospectus. Read it carefully before investing or sending money.

                     Diversifying Your Investment Portfolio



        [Graphic of person looking at three diverse groups of nest eggs]




Most experts agree that it's wise to diversify your investments, no matter what your age or financial situation. Diversification -- spreading your assets among a variety of investment types -- can help spread your risk as well.

No one type of investment performs well all the time. In fact, each type of investment tends to follow its own cycle, so that when the price of one is rising, the price of another may be declining. By including a range of investments in your portfolio, the overall volatility -- or change in value -- of that portfolio should be less than if you put everything in one type of investment.

MFS offers a wide variety of investments to suit a wide range of needs. For more information, talk to your financial consultant or request our We're MFS kit. For details about a specific MFS fund, ask for a prospectus including charges and expenses. Read the prospectus carefully before you invest or send money.

For more information, call MFS at 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time or visit our Web site at www.mfs.com.

MFS(R) Municipal Series Trust

Trustees

Richard B. Bailey* - Private Investor;
Former Chairman and Director (until 1991),
MFS Investment Management

Marshall N. Cohan - Private Investor

Lawrence H. Cohn, M.D. - Chief of Cardiac
Surgery, Brigham and Women's Hospital;
Professor of Surgery, Harvard Medical School

The Hon. Sir J. David Gibbons, KBE - Chief
Executive Officer, Edmund Gibbons Ltd.;
Chairman, Colonial Insurance Company, Ltd.

Abby M. O'Neill - Private Investor

Walter E. Robb, III - President and Treasurer,
Benchmark Advisors, Inc.; President,
Benchmark Consulting Group, Inc.

Arnold D. Scott* - Senior Executive Vice
President, Director, and Secretary, MFS
Investment Management

Jeffrey L. Shames* - Chairman, Chief Executive
Officer, and Director, MFS Investment Management

J. Dale Sherratt - President, Insight Resources,
Inc.; Managing General Partner, Wellfleet
Investments; Chief Executive Officer,
Cambridge Nutraceuticals

Ward Smith - Former Chairman (until 1994),
NACCO Industries (holding company)

Investment Adviser
Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741

Distributor
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

Chairman and President
Jeffrey L. Shames*

Portfolio Managers
Michael L. Dawson*
Christopher J. Mier*
Geoffrey L. Schechter*

Treasurer
W. Thomas London*


Assistant Treasurers
Mark E. Bradley*
Ellen Moynihan*
James O. Yost*


Secretary
Stephen E. Cavan*

Assistant Secretary
James R. Bordewick, Jr.*

Custodian
State Street Bank and Trust Company

Investor Information
For MFS stock and bond market outlooks,
call toll free: 1-800-637-4458 anytime from a touch-tone telephone.

For information on MFS mutual funds, call your financial adviser or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

Investor Service
MFS Service Center, Inc.
P.O. Box 2281
Boston, MA 02107-9906

For general information, call toll free:
1-800-225-2606 any business day from
8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired, call toll free: 1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time.
(To use this service, your phone must be equipped with a Telecommunications Device for the Deaf.)

For share prices, account balances, and
exchanges, call toll free: 1-800-MFS-TALK
(1-800-637-8255) anytime from a touch-tone telephone.

World Wide Web
www.mfs.com


*Affiliated with the Investment Adviser

MFS(R) Municipal                                           -----------------
Series Trust                                                    Bulk Rate
                                                              U.S. Postage
                                                                  Paid
MFS(R) Mississippi Municipal Bond Fund                             MFS
MFS(R) New York Municipal Bond Fund                         -----------------
MFS(R) North Carolina Municipal Bond Fund
MFS(R) Pennsylvania Municipal Bond Fund
MFS(R) South Carolina Municipal Bond Fund
MFS(R) Tennessee Municipal Bond Fund
MFS(R) Virginia Municipal Bond Fund
MFS(R) West Virginia Municipal Bond Fund


         [MFS LOGO]
    INVESTMENT MANAGEMENT

We invented the mutual fund(R)

     500 Boylston Street
     Boston, MA 02116-3741



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(C)1999 MFS Investment Management.(R)

MFS(R) investment products are offered through
MFS Fund Distributors, Inc.,
500 Boylston Street, Boston, MA 02116.                        MST-3B-11/99/44.7M